UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111

(Address of principal executive offices)	(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA	01111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	12/31/12

Date of reporting period:	9/30/12

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 60.7%

COMMON STOCK — 60.7%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	32,222	$358,308
Omnicom Group, Inc.	3,747	193,195

		551,503

Aerospace & Defense — 1.3%
The Boeing Co.	19,072	1,327,793
General Dynamics Corp.	10,922	722,163
L-3 Communications Holdings, Inc.	9,920	711,363
Lockheed Martin Corp.	12,355	1,153,710
Northrop Grumman Corp.	17,118	1,137,149
Raytheon Co.	17,459	997,956
Rockwell Collins, Inc.	2,768	148,475
United Technologies Corp.	26,110	2,044,152

		8,242,761

Agriculture — 1.2%
Altria Group, Inc.	39,159	1,307,519
Archer-Daniels-Midland Co.	18,092	491,740
Lorillard, Inc.	1,104	128,561
Philip Morris International, Inc.	56,536	5,084,848
Reynolds American, Inc.	10,234	443,542

		7,456,210

Airlines — 0.1%
Southwest Airlines Co.	95,283	835,632

Apparel — 0.1%
Nike, Inc. Class B	2,041	193,711
Ralph Lauren Corp.	960	145,181

		338,892

Auto Manufacturers — 0.2%
Ford Motor Co.	111,013	1,094,588
Paccar, Inc.	22	881

		1,095,469

Automotive & Parts — 0.1%
BorgWarner, Inc. (a)	1,700	117,487
The Goodyear Tire & Rubber Co. (a)	49,451	602,808
Johnson Controls, Inc.	672	18,413

		738,708

Banks — 3.0%
Bank of America Corp.	318,898	2,815,869
Bank of New York Mellon Corp.	33,007	746,618
BB&T Corp.	26,666	884,245
Capital One Financial Corp.	16,442	937,358
Comerica, Inc.	25,521	792,427
Fifth Third Bancorp	61,821	958,844
First Horizon National Corp.	92	886
Huntington Bancshares, Inc.	93,200	643,080

	Number of Shares	Value
KeyCorp	67,264	$587,887
M&T Bank Corp.	2,765	263,117
Northern Trust Corp.	3,859	179,116
PNC Financial Services Group, Inc.	12,618	796,196
Regions Financial Corp.	87,815	633,146
State Street Corp.	14,376	603,217
SunTrust Banks, Inc.	27,200	768,944
U.S. Bancorp	53,802	1,845,409
Wells Fargo & Co.	139,416	4,814,035
Zions Bancorp	14,541	300,344

		18,570,738

Beverages — 1.7%
Brown-Forman Corp. Class B	2,706	176,567
The Coca-Cola Co.	134,630	5,106,516
Coca-Cola Enterprises, Inc.	9,578	299,504
Constellation Brands, Inc. Class A (a)	14,212	459,758
Dr. Pepper Snapple Group, Inc.	8,704	387,589
Molson Coors Brewing Co. Class B	5,033	226,737
Monster Beverage Corp. (a)	2,200	119,152
PepsiCo, Inc.	57,060	4,038,136

		10,813,959

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc. (a)	1,820	208,208
Amgen, Inc.	44,431	3,746,422
Biogen Idec, Inc. (a)	6,852	1,022,524
Celgene Corp. (a)	10,098	771,487
Life Technologies Corp. (a)	3,211	156,954

		5,905,595

Building Materials — 0.0%
Masco Corp.	15,725	236,661

Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,995	413,086
Airgas, Inc.	72	5,926
CF Industries Holdings, Inc.	5,948	1,321,883
The Dow Chemical Co.	50,673	1,467,490
E.I. du Pont de Nemours & Co.	27,660	1,390,468
Eastman Chemical Co.	8,870	505,679
Ecolab, Inc.	22	1,426
International Flavors & Fragrances, Inc.	60	3,575
LyondellBasell Industries NV Class A	11,600	599,256
Monsanto Co.	6,494	591,084
The Mosaic Co.	8,500	489,685
PPG Industries, Inc.	5,219	599,350
Praxair, Inc.	16	1,662
The Sherwin-Williams Co.	3,133	466,535
Sigma-Aldrich Corp.	1,346	96,872

		7,953,977

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	64,660	$424,816
CONSOL Energy, Inc.	1,081	32,484
Peabody Energy Corp.	15,276	340,502

		797,802

Commercial Services — 1.1%
Apollo Group, Inc. Class A (a)	28,454	826,589
Automatic Data Processing, Inc.	6,309	370,086
DeVry, Inc.	4,055	92,292
Donnelley (R.R.) & Sons Co.	52,823	559,924
Equifax, Inc.	4,642	216,224
H&R Block, Inc.	8,163	141,465
Iron Mountain, Inc.	3,256	111,062
MasterCard, Inc. Class A	10	4,515
McKesson Corp.	12,635	1,086,989
Moody’s Corp.	2,530	111,750
Paychex, Inc.	5,164	171,910
Quanta Services, Inc. (a)	8,213	202,861
Robert Half International, Inc.	1,826	48,626
SAIC, Inc.	76,778	924,407
Total System Services, Inc.	13,607	322,486
Visa, Inc. Class A	4,658	625,476
Western Union Co.	44,288	806,927

		6,623,589

Computers — 5.1%
Accenture PLC Class A	19,000	1,330,570
Apple, Inc.	26,031	17,369,445
Cognizant Technology Solutions Corp. Class A (a)	78	5,454
Computer Sciences Corp.	52,026	1,675,757
Dell, Inc.	72,631	716,142
EMC Corp (a)	55,524	1,514,140
Hewlett-Packard Co.	81,074	1,383,122
International Business Machines Corp.	21,870	4,536,932
Lexmark International, Inc. Class A	38,769	862,610
NetApp, Inc. (a)	12,198	401,070
SanDisk Corp. (a)	3	130
Seagate Technology PLC	22,400	694,400
Teradata Corp. (a)	986	74,354
Western Digital Corp.	33,952	1,314,961

		31,879,087

Cosmetics & Personal Care — 1.0%
Avon Products, Inc.	17,392	277,402
Colgate-Palmolive Co.	7,018	752,470
The Estee Lauder Cos., Inc. Class A	3,610	222,268
The Procter & Gamble Co.	74,629	5,176,268

		6,428,408

Distribution & Wholesale — 0.1%
Fastenal Co.	82	3,525
Genuine Parts Co.	5,434	331,637

	Number of Shares	Value
W.W. Grainger, Inc.	2	$417

		335,579

Diversified Financial — 2.8%
American Express Co.	28,349	1,611,924
Ameriprise Financial, Inc.	7,136	404,540
BlackRock, Inc.	3,700	659,710
The Charles Schwab Corp.	14,312	183,050
Citigroup, Inc.	83,851	2,743,605
CME Group, Inc.	3,390	194,247
Discover Financial Services	25,883	1,028,332
E*TRADE Financial Corp. (a)	61	537
Federated Investors, Inc. Class B	1,760	36,414
Franklin Resources, Inc.	2,999	375,085
The Goldman Sachs Group, Inc.	20,030	2,277,010
IntercontinentalExchange, Inc. (a)	1,076	143,549
Invesco Ltd.	14,012	350,160
JP Morgan Chase & Co.	148,822	6,024,315
Legg Mason, Inc.	1,426	35,194
Morgan Stanley	11,797	197,482
The NASDAQ OMX Group, Inc.	3,145	73,263
NYSE Euronext	14,932	368,074
SLM Corp.	14,691	230,942
T. Rowe Price Group, Inc.	4,206	266,240

		17,203,673

Electric — 2.0%
The AES Corp. (a)	55,287	606,498
Ameren Corp.	24,060	786,040
American Electric Power Co., Inc.	16,585	728,745
CenterPoint Energy, Inc.	13,031	277,560
CMS Energy Corp.	7,903	186,116
Consolidated Edison, Inc.	8,882	531,943
Dominion Resources, Inc.	6,316	334,369
DTE Energy Co.	8,260	495,104
Duke Energy Corp.	19,190	1,243,512
Edison International	3,926	179,379
Entergy Corp.	13,498	935,411
Exelon Corp.	9,040	321,643
FirstEnergy Corp.	7,380	325,458
Integrys Energy Group, Inc.	4,454	232,499
NextEra Energy, Inc.	7,530	529,585
Northeast Utilities	512	19,574
NRG Energy, Inc.	47,800	1,022,442
Pepco Holdings, Inc.	5,243	99,093
PG&E Corp.	11,116	474,320
Pinnacle West Capital Corp.	6,496	342,989
PPL Corp.	30,118	874,928
Public Service Enterprise Group, Inc.	14,024	451,292
SCANA Corp.	4,747	229,138
The Southern Co.	5,422	249,900
TECO Energy, Inc.	1,095	19,425
Wisconsin Energy Corp.	9,682	364,721

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	17,072	$473,065

		12,334,749

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	19,769	954,250
Molex, Inc.	8,594	225,850

		1,180,100

Electronics — 0.2%
Agilent Technologies, Inc.	3,163	121,617
Amphenol Corp. Class A	4,232	249,180
FLIR Systems, Inc.	52	1,039
Jabil Circuit, Inc.	11,347	212,416
PerkinElmer, Inc.	2,620	77,211
TE Connectivity Ltd.	6,000	204,060
Waters Corp. (a)	1,050	87,497

		953,020

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	50,600	1,120,537

Engineering & Construction — 0.2%
Fluor Corp.	10,009	563,306
Jacobs Engineering Group, Inc. (a)	11,020	445,539

		1,008,845

Entertainment — 0.0%
International Game Technology	6,491	84,967

Environmental Controls — 0.3%
Republic Services, Inc.	29,837	820,816
Stericycle, Inc. (a)	97	8,780
Waste Management, Inc.	23,273	746,598

		1,576,194

Foods — 1.1%
Campbell Soup Co.	6,324	220,202
ConAgra Foods, Inc.	10,974	302,773
Dean Foods Co. (a)	24,999	408,733
General Mills, Inc.	22,162	883,156
H.J. Heinz Co.	12,261	686,003
The Hershey Co.	547	38,777
Hormel Foods Corp.	5,466	159,826
The J.M. Smucker Co.	9,545	824,020
Kellogg Co.	728	37,608
Mondelez International, Inc.	24,475	1,012,041
The Kroger Co.	24,629	579,767
McCormick & Co., Inc.	3,061	189,904
Safeway, Inc.	57,900	931,611
Sysco Corp.	1,434	44,841
Tyson Foods, Inc. Class A	10,501	168,226
Whole Foods Market, Inc.	2,125	206,975

		6,694,463

Forest Products & Paper — 0.1%
International Paper Co.	10,487	380,888

	Number of Shares	Value
MeadWestvaco Corp.	3,787	$115,882

		496,770

Gas — 0.1%
AGL Resources, Inc.	62	2,537
NiSource, Inc.	8,613	219,459
Sempra Energy	7,261	468,262

		690,258

Hand & Machine Tools — 0.0%
Snap-on, Inc.	71	5,103
Stanley Black & Decker, Inc.	1,629	124,211

		129,314

Health Care – Products — 1.6%
Baxter International, Inc.	14,161	853,342
Becton, Dickinson & Co.	6,606	518,967
Boston Scientific Corp. (a)	48,804	280,135
C.R. Bard, Inc.	1,212	126,836
CareFusion Corp. (a)	11,990	340,396
Covidien PLC	8,600	511,012
Intuitive Surgical, Inc. (a)	16	7,930
Johnson & Johnson	59,852	4,124,401
Medtronic, Inc.	30,748	1,325,854
St. Jude Medical, Inc.	12,791	538,885
Stryker Corp.	11,150	620,609
Varian Medical Systems, Inc. (a)	2,897	174,747
Zimmer Holdings, Inc.	6,515	440,544

		9,863,658

Health Care – Services — 0.8%
Aetna, Inc.	20,420	808,632
Cigna Corp.	7,592	358,115
Coventry Health Care, Inc.	6,577	274,195
DaVita, Inc. (a)	1,865	193,233
Humana, Inc.	3,894	273,164
Laboratory Corporation of America Holdings (a)	1,842	170,330
Quest Diagnostics, Inc.	3,009	190,861
Tenet Healthcare Corp. (a)	2,997	18,791
Thermo Fisher Scientific, Inc.	12,191	717,196
UnitedHealth Group, Inc.	32,564	1,804,371
WellPoint, Inc.	7,656	444,125

		5,253,013

Holding Company – Diversified — 0.0%
Leucadia National Corp.	5,537	125,967

Home Builders — 0.1%
D.R. Horton, Inc.	4,347	89,722
Lennar Corp. Class A	2,100	73,017
PulteGroup, Inc. (a)	41,673	645,932

		808,671

Home Furnishing — 0.0%
Harman International Industries, Inc.	2,469	113,969

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whirlpool Corp.	1,913	$158,607

		272,576

Household Products — 0.3%
Avery Dennison Corp.	22,815	725,973
Beam, Inc.	5,363	308,587
The Clorox Co.	2,243	161,608
Kimberly-Clark Corp.	5,555	476,508

		1,672,676

Housewares — 0.0%
Newell Rubbermaid, Inc.	9,338	178,263

Insurance — 3.2%
ACE Ltd.	10,000	756,000
Aflac, Inc.	15,672	750,375
The Allstate Corp.	27,335	1,082,739
American International Group, Inc. (a)	55,946	1,834,469
Aon PLC	7,535	394,005
Assurant, Inc.	36,696	1,368,761
Berkshire Hathaway, Inc. Class B (a)	52,096	4,594,867
The Chubb Corp.	8,520	649,906
Cincinnati Financial Corp.	17,719	671,373
Genworth Financial, Inc. Class A (a)	96,529	504,847
The Hartford Financial Services Group, Inc.	21,852	424,803
Lincoln National Corp.	40,351	976,091
Loews Corp.	2,983	123,079
Marsh & McLennan Cos., Inc.	15,113	512,784
MetLife, Inc.	57,390	1,977,659
Principal Financial Group, Inc.	12,529	337,531
The Progressive Corp.	6,014	124,730
Prudential Financial, Inc.	14,627	797,318
Torchmark Corp.	4,655	239,034
The Travelers Cos., Inc.	12,497	853,045
Unum Group	14,031	269,676
XL Group PLC	20,688	497,133

		19,740,225

Internet — 1.2%
Akamai Technologies, Inc. (a)	9,126	349,161
Amazon.com, Inc. (a)	10	2,543
eBay, Inc. (a)	11,577	560,442
Expedia, Inc.	17,267	998,723
F5 Networks, Inc. (a)	770	80,619
Google, Inc. Class A (a)	4,350	3,282,075
Netflix, Inc. (a)	4,559	248,192
Priceline.com, Inc. (a)	601	371,857
Symantec Corp. (a)	42,955	773,190
TripAdvisor, Inc. (a)	67	2,206
VeriSign, Inc. (a)	10,191	496,200
Yahoo!, Inc. (a)	19,329	308,781

		7,473,989

	Number of Shares	Value
Iron & Steel — 0.3%
Allegheny Technologies, Inc.	45	$1,435
Cliffs Natural Resources, Inc.	10,446	408,752
Nucor Corp.	8,856	338,831
United States Steel Corp.	63,442	1,209,839

		1,958,857

Leisure Time — 0.1%
Carnival Corp.	9,164	333,936
Harley-Davidson, Inc.	6,402	271,253

		605,189

Lodging — 0.2%
Marriott International, Inc. Class A	9,569	374,148
Starwood Hotels & Resorts Worldwide, Inc.	5,315	308,058
Wyndham Worldwide Corp.	10,109	530,520
Wynn Resorts Ltd.	1,448	167,157

		1,379,883

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	11,115	956,335
Ingersoll-Rand PLC	23,100	1,035,342
Joy Global, Inc.	600	33,636

		2,025,313

Machinery – Diversified — 0.4%
Cummins, Inc.	4,655	429,238
Deere & Co.	50	4,124
Eaton Corp.	9,838	464,944
Flowserve Corp.	4,470	570,998
Rockwell Automation, Inc.	3,933	273,540
Roper Industries, Inc.	4,963	545,384
Xylem, Inc.	3,355	84,378

		2,372,606

Manufacturing — 2.5%
3M Co.	13,322	1,231,219
Cooper Industries PLC	9,200	690,552
Danaher Corp.	9,956	549,073
Dover Corp.	5,173	307,742
General Electric Co.	344,286	7,818,735
Honeywell International, Inc.	29,782	1,779,475
Illinois Tool Works, Inc.	15,955	948,844
Leggett & Platt, Inc.	3,086	77,304
Pall Corp.	2,761	175,296
Parker Hannifin Corp.	4,748	396,838
Textron, Inc.	50,572	1,323,469
Tyco International Ltd.	2,600	146,276

		15,444,823

Media — 2.6%
Cablevision Systems Corp. Class A	21,100	334,435
CBS Corp. Class B	21,457	779,533
Comcast Corp. Class A	125,812	4,500,295
DIRECTV (a)	17,028	893,289

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Discovery Communications, Inc. Series A (a)	6,100	$363,743
Gannett Co., Inc.	68,512	1,216,088
The McGraw-Hill Cos., Inc.	3,148	171,849
News Corp. Class A	37,867	928,877
Scripps Networks Interactive Class A	4,172	255,452
Time Warner Cable, Inc.	14,926	1,418,866
Time Warner, Inc.	28,015	1,269,920
Viacom, Inc. Class B	13,510	724,001
The Walt Disney Co.	58,812	3,074,691
The Washington Post Co. Class B	142	51,550

		15,982,589

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	6	980

Mining — 0.2%
Alcoa, Inc.	66,926	592,295
Freeport-McMoRan Copper & Gold, Inc.	2,964	117,315
Newmont Mining Corp.	2,970	166,350
Titanium Metals Corp.	63	808
Vulcan Materials Co.	4,965	234,845

		1,111,613

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	82,989	1,146,908
Xerox Corp.	101,145	742,404

		1,889,312

Oil & Gas — 5.7%
Anadarko Petroleum Corp.	38	2,657
Apache Corp.	8,821	762,752
Cabot Oil & Gas Corp.	74	3,323
Chesapeake Energy Corp.	12,090	228,138
Chevron Corp.	60,678	7,072,628
ConocoPhillips	69,439	3,970,522
Denbury Resources, Inc. (a)	8,874	143,404
Devon Energy Corp.	6,247	377,943
Diamond Offshore Drilling, Inc.	5,678	373,669
Ensco PLC Class A	23,700	1,293,072
EOG Resources, Inc.	1,844	206,620
EQT Corp.	97	5,723
Exxon Mobil Corp.	114,337	10,456,119
Helmerich & Payne, Inc.	17,000	809,370
Hess Corp.	4,432	238,087
Marathon Oil Corp.	22,127	654,295
Marathon Petroleum Corp.	13,913	759,511
Murphy Oil Corp.	17,511	940,166
Nabors Industries Ltd. (a)	20,465	287,124
Newfield Exploration Co. (a)	4,100	128,412
Noble Energy, Inc.	48	4,450
Occidental Petroleum Corp.	21,015	1,808,551
Phillips 66	37,869	1,755,986
Pioneer Natural Resources Co.	1	104

	Number of Shares	Value
QEP Resources, Inc.	89	$2,818
Range Resources Corp.	99	6,917
Rowan Cos. PLC Class A (a)	9,499	320,781
Sunoco, Inc.	17,676	827,767
Tesoro Corp.	27,087	1,134,945
Valero Energy Corp.	23,900	757,152
WPX Energy, Inc. (a)	3,382	56,107

		35,389,113

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	11,531	521,547
Cameron International Corp. (a)	6	337
FMC Technologies, Inc. (a)	40	1,852
Halliburton Co.	9,567	322,312
National Oilwell Varco, Inc.	8,394	672,443
Schlumberger Ltd.	16,764	1,212,540

		2,731,031

Packaging & Containers — 0.2%
Ball Corp.	14,302	605,118
Bemis Co., Inc.	17,696	556,893
Owens-Illinois, Inc. (a)	15,516	291,080
Sealed Air Corp.	1,653	25,555

		1,478,646

Pharmaceuticals — 3.6%
Abbott Laboratories	44,322	3,038,716
Allergan, Inc.	365	33,427
AmerisourceBergen Corp.	19,107	739,632
Bristol-Myers Squibb Co.	41,667	1,406,261
Cardinal Health, Inc.	6,178	240,757
DENTSPLY International, Inc.	456	17,392
Eli Lilly & Co.	45,014	2,134,114
Express Scripts Holding Co. (a)	20,801	1,303,599
Forest Laboratories, Inc. (a)	9,116	324,621
Gilead Sciences, Inc. (a)	15,335	1,017,170
Hospira, Inc. (a)	117	3,840
Mead Johnson Nutrition Co.	1,812	132,783
Merck & Co., Inc.	114,383	5,158,673
Mylan, Inc. (a)	9,547	232,947
Patterson Cos., Inc.	5,986	204,960
Perrigo Co.	10	1,162
Pfizer, Inc.	253,892	6,309,216
Watson Pharmaceuticals, Inc. (a)	1,956	166,573

		22,465,843

Pipelines — 0.0%
Kinder Morgan, Inc.	38	1,350
ONEOK, Inc.	2,800	135,268
Spectra Energy Corp.	564	16,559
The Williams Cos., Inc.	48	1,678

		154,855

Real Estate — 0.0%
CBRE Group, Inc. (a)	87	1,602

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.	2,789	$199,107
Apartment Investment & Management Co. Class A	85	2,209
AvalonBay Communities, Inc.	981	133,406
Boston Properties, Inc.	2,733	302,297
Equity Residential	4,556	262,107
HCP, Inc.	9,635	428,565
Health Care REIT, Inc.	3,572	206,283
Host Hotels & Resorts, Inc.	337	5,409
Kimco Realty Corp.	7,667	155,410
Plum Creek Timber Co., Inc.	463	20,298
Prologis, Inc.	12,738	446,212
Public Storage	843	117,320
Simon Property Group, Inc.	6,325	960,198
Ventas, Inc.	5,125	319,031
Vornado Realty Trust	1,673	135,597
Weyerhaeuser Co.	126	3,294

		3,696,743

Retail — 3.6%
Abercrombie & Fitch Co. Class A	334	11,329
AutoNation, Inc. (a)	499	21,791
AutoZone, Inc. (a)	1,004	371,149
Bed Bath & Beyond, Inc. (a)	3,964	249,732
Best Buy Co., Inc.	48,992	842,172
Big Lots, Inc. (a)	10,304	304,792
Chipotle Mexican Grill, Inc. (a)	110	34,929
Coach, Inc.	8,320	466,086
Costco Wholesale Corp.	7,276	728,509
CVS Caremark Corp.	52,964	2,564,517
Darden Restaurants, Inc.	3,254	181,411
Dollar Tree, Inc. (a)	5,440	262,616
Family Dollar Stores, Inc.	35	2,321
GameStop Corp. Class A	81,851	1,718,871
The Gap, Inc.	25,090	897,720
The Home Depot, Inc.	35,607	2,149,595
J.C. Penney Co., Inc.	29	704
Kohl’s Corp.	6,730	344,711
Limited Brands, Inc.	4,150	204,429
Lowe’s Cos., Inc.	3,495	105,689
Macy’s, Inc.	22,751	855,893
McDonald’s Corp.	5,270	483,523
Nordstrom, Inc.	4,008	221,161
O’Reilly Automotive, Inc. (a)	5,373	449,290
Ross Stores, Inc.	13,892	897,423
Staples, Inc.	59,765	688,493
Starbucks Corp.	77	3,908
Target Corp.	19,286	1,224,082
Tiffany & Co.	2	124
The TJX Cos., Inc.	32,306	1,446,986
Urban Outfitters, Inc. (a)	4,400	165,264
Wal-Mart Stores, Inc.	41,222	3,042,184

	Number of Shares	Value
Walgreen Co.	22,557	$821,977
Yum! Brands, Inc.	4,635	307,486

		22,070,867

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	7,930	63,123
People’s United Financial, Inc.	5,451	66,175

		129,298

Semiconductors — 1.1%
Advanced Micro Devices, Inc. (a)	110,857	373,588
Altera Corp.	1,086	36,908
Analog Devices, Inc.	8,454	331,312
Applied Materials, Inc.	51,339	573,200
Broadcom Corp. Class A (a)	13,864	479,417
Intel Corp.	114,023	2,586,042
KLA-Tencor Corp.	9,589	457,443
Lam Research Corp. (a)	2,223	70,658
Linear Technology Corp.	4,005	127,559
LSI Corp. (a)	55,728	385,080
Microchip Technology, Inc.	8,821	288,800
Micron Technology, Inc. (a)	7,117	42,595
NVIDIA Corp. (a)	26,026	347,187
Teradyne, Inc. (a)	5,050	71,811
Texas Instruments, Inc.	15,274	420,799
Xilinx, Inc.	7,556	252,446

		6,844,845

Software — 2.7%
Adobe Systems, Inc. (a)	14,040	455,738
Autodesk, Inc. (a)	2,937	98,008
BMC Software, Inc. (a)	18,612	772,212
CA, Inc.	46,273	1,192,224
Cerner Corp. (a)	2,100	162,561
Citrix Systems, Inc. (a)	4,077	312,176
The Dun & Bradstreet Corp.	6,696	533,135
Electronic Arts, Inc. (a)	4,737	60,112
Fidelity National Information Services, Inc.	5,800	181,076
Fiserv, Inc. (a)	2,538	187,888
Intuit, Inc.	3,450	203,136
Microsoft Corp.	282,795	8,421,635
Oracle Corp.	124,057	3,906,555
Red Hat, Inc. (a)	521	29,666
Salesforce.com, Inc. (a)	2,511	383,405

		16,899,527

Telecommunications — 3.2%
AT&T, Inc.	161,209	6,077,579
CenturyLink, Inc.	10,328	417,251
Cisco Systems, Inc.	269,442	5,143,648
Corning, Inc.	30,267	398,011
Crown Castle International Corp. (a)	5,100	326,910
Frontier Communications Corp.	102,656	503,015
Harris Corp.	2,770	141,879

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JDS Uniphase Corp. (a)	23	$285
Juniper Networks, Inc. (a)	9,089	155,513
MetroPCS Communications, Inc. (a)	71,174	833,448
Motorola Solutions, Inc.	4,137	209,125
QUALCOMM, Inc.	19,100	1,193,559
Sprint Nextel Corp. (a)	100,673	555,715
Verizon Communications, Inc.	83,955	3,825,829
Windstream Corp.	56	566

		19,782,333

Textiles — 0.0%
Cintas Corp.	278	11,523

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,061	78,669
Mattel, Inc.	7,590	269,293

		347,962

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	920	53,866
CSX Corp.	48,807	1,012,745
Expeditors International of Washington, Inc.	26	946
FedEx Corp.	5,380	455,256
Norfolk Southern Corp.	13,213	840,743
Ryder System, Inc.	6,938	270,998
Union Pacific Corp.	12,076	1,433,421
United Parcel Service, Inc. Class B	9,430	674,905

		4,742,880

TOTAL COMMON STOCK (Cost $253,932,543)		377,184,731

PREFERRED STOCK — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	29	57

TOTAL PREFERRED STOCK (Cost $40)		57

TOTAL EQUITIES (Cost $253,932,583)		377,184,788

	Principal Amount
BONDS & NOTES — 33.9%

CORPORATE DEBT — 12.2%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$430,000	482,712
WPP Finance 2010 4.750% 11/21/21	85,000	93,123

		575,835

	Principal Amount	Value
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	$255,000	$303,430
Goodrich Corp. 6.125% 3/01/19	110,000	137,571
L-3 Communications Corp. 4.750% 7/15/20	25,000	27,601
L-3 Communications Corp. 6.375% 10/15/15	110,000	111,265
United Technologies Corp. 6.125% 7/15/38	80,000	108,519

		688,386

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	195,000	194,547
Altria Group, Inc. 4.250% 8/09/42	105,000	104,362
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	235,894
Philip Morris International, Inc. 6.375% 5/16/38	35,000	48,484

		583,287

Auto Manufacturers — 0.0%
Daimler Finance NA LLC (b) 2.625% 9/15/16	200,000	208,660

Banks — 0.8%
Associated Banc-Corp. 5.125% 3/28/16	350,000	384,264
Bank of America Corp. 3.625% 3/17/16	200,000	210,921
Bank of America Corp. 4.500% 4/01/15	175,000	187,459
Bank of America Corp. 5.875% 2/07/42	95,000	111,046
Bank of America Corp. Series L 5.650% 5/01/18	320,000	364,856
Capital One Financial Corp. 2.125% 7/15/14	125,000	127,546
Capital One Financial Corp. 7.375% 5/23/14	170,000	187,100
Credit Suisse AG 5.400% 1/14/20	365,000	398,934
Credit Suisse New York 5.500% 5/01/14	125,000	133,497
Export-Import Bank of Korea 4.000% 1/11/17	200,000	218,943
First Horizon National Corp. 5.375% 12/15/15	325,000	355,566
HSBC Holdings PLC 6.500% 9/15/37	125,000	147,838
ICICI Bank Ltd. (b) 4.750% 11/25/16	225,000	233,010

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (b) 5.500% 3/25/15	$340,000	$358,251
ICICI Bank Ltd./Dubai (b) 4.700% 2/21/18	395,000	410,935
Regions Financial Corp. 5.750% 6/15/15	260,000	279,170
The Toronto-Dominion Bank 2.375% 10/19/16	250,000	262,961
UBS AG 5.750% 4/25/18	275,000	324,068
Wachovia Bank NA 6.600% 1/15/38	50,000	69,498

		4,765,863

Beverages — 0.1%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	25,000	35,945
Molson Coors Brewing Co. 5.000% 5/01/42	75,000	83,792
Pernod-Ricard SA (b) 2.950% 1/15/17	300,000	312,990

		432,727

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	250,714

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	45,000	54,724
Lafarge North America, Inc. 6.875% 7/15/13	430,000	442,276
Lafarge SA (b) 6.200% 7/09/15	550,000	594,000
Masco Corp. 4.800% 6/15/15	560,000	589,835
Masco Corp. 7.125% 8/15/13	200,000	208,077
Owens Corning, Inc. 9.000% 6/15/19	55,000	69,220

		1,958,132

Chemicals — 0.4%
Braskem Finance Ltd. (b) 5.750% 4/15/21	225,000	238,500
Cabot Corp. 5.000% 10/01/16	390,000	437,701
Cytec Industries, Inc. 8.950% 7/01/17	75,000	92,674
The Dow Chemical Co. 8.550% 5/15/19	65,000	87,163
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	37,712
Ecolab, Inc. 4.350% 12/08/21	75,000	85,085

	Principal Amount	Value
Incitiec Pivot Ltd (b) 4.000% 12/07/15	$300,000	$311,253
Methanex Corp. 5.250% 3/01/22	20,000	21,366
NOVA Chemicals Corp. FRN 3.855% 11/15/13	1,000,000	998,750
RPM International, Inc. 6.250% 12/15/13	325,000	341,357
Valspar Corp. 7.250% 6/15/19	125,000	154,564

		2,806,125

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	262,066
Deluxe Corp. 7.375% 6/01/15	95,000	96,662
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	247,800
ERAC USA Finance Co. (b) 6.700% 6/01/34	78,000	93,138

		699,666

Computers — 0.0%
Brocade Communications Systems, Inc. 6.625% 1/15/18	40,000	41,500
Brocade Communications Systems, Inc. 6.875% 1/15/20	20,000	21,600
International Business Machines Corp. 5.600% 11/30/39	140,000	186,605

		249,705

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	61,429

Diversified Financial — 1.8%
American Express Co. 6.150% 8/28/17	230,000	279,780
American Express Co. 7.250% 5/20/14	120,000	132,450
American Express Co. 8.125% 5/20/19	135,000	182,633
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	686,319
BlackRock, Inc. 5.000% 12/10/19	90,000	106,946
BlackRock, Inc. 6.250% 9/15/17	225,000	275,295
Citigroup, Inc. 4.750% 5/19/15	10,000	10,765
Citigroup, Inc. 5.375% 8/09/20	245,000	283,249
Citigroup, Inc. 5.500% 10/15/14	185,000	199,493

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.500% 2/15/17	$500,000	$553,763
Citigroup, Inc. 5.875% 1/30/42	100,000	120,479
Citigroup, Inc. 6.375% 8/12/14	370,000	402,641
Citigroup, Inc. 8.125% 7/15/39	90,000	133,635
Citigroup, Inc. 8.500% 5/22/19	123,000	162,668
Eaton Vance Corp. 6.500% 10/02/17	85,000	102,646
Ford Motor Credit Co. LLC 2.750% 5/15/15	75,000	76,488
Ford Motor Credit Co. LLC 3.000% 6/12/17	240,000	244,294
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,175,000	1,227,987
Ford Motor Credit Co. LLC 8.700% 10/01/14	130,000	147,570
General Electric Capital Corp. 3.350% 10/17/16	410,000	441,421
General Electric Capital Corp. 4.625% 1/07/21	225,000	251,271
General Electric Capital Corp. 5.300% 2/11/21	325,000	372,959
General Electric Capital Corp. 6.000% 8/07/19	145,000	176,362
General Electric Capital Corp. 6.875% 1/10/39	260,000	347,387
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	126,587
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	813,753
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	251,092
The Goldman Sachs Group, Inc. 5.625% 1/15/17	455,000	501,458
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	230,375
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	69,418
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	75,354
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	80,346
Hyundai Capital America (b) (c) 1.625% 10/02/15	145,000	145,072
Janus Capital Group, Inc. 6.700% 6/15/17	255,000	288,613
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	85,300

	Principal Amount	Value
JP Morgan Chase & Co. 4.500% 1/24/22	$200,000	$221,850
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	57,109
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	233,839
Lazard Group LLC 6.850% 6/15/17	100,000	112,861
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	101,528
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	119,306
Morgan Stanley 3.800% 4/29/16	150,000	155,001
Morgan Stanley 5.450% 1/09/17	265,000	289,009
Morgan Stanley 5.625% 9/23/19	235,000	256,733
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	96,165

		11,229,270

Electric — 1.0%
The AES Corp. 7.750% 10/15/15	140,000	158,200
Ameren Corp. 8.875% 5/15/14	545,000	606,241
CMS Energy Corp. 2.750% 5/15/14	590,000	598,507
CMS Energy Corp. 5.050% 2/15/18	400,000	449,592
CMS Energy Corp. 6.875% 12/15/15	50,000	56,754
EDP Finance BV (b) 5.375% 11/02/12	1,135,000	1,137,757
Florida Power & Light Co. 4.950% 6/01/35	125,000	149,554
Georgia Power Co. 4.300% 3/15/42	206,000	219,750
Kansas Gas & Electric Co. 5.647% 3/29/21	221,967	242,859
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	301,501
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	413,578
Nevada Power Co. Series N 6.650% 4/01/36	135,000	186,200
NiSource Finance Corp. 5.800% 2/01/42	175,000	206,889
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	18,512
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	52,210

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. 5.800% 3/01/37	$120,000	$153,327
Southern California Edison Co. 5.950% 2/01/38	105,000	141,170
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	160,267	163,576
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	228,210	251,220
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	209,589
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	262,545

		5,979,531

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	541,238
Energizer Holdings, Inc. 4.700% 5/24/22	205,000	217,439

		758,677

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	105,557
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	248,447
PerkinElmer, Inc. 5.000% 11/15/21	150,000	166,940

		520,944

Engineering & Construction — 0.0%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	204,040

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	125,000	136,732
Peninsula Gaming LLC 8.375% 8/15/15	280,000	292,600

		429,332

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	140,000	155,668
Republic Services, Inc. 5.250% 11/15/21	25,000	29,595
Waste Management, Inc. 2.900% 9/15/22	255,000	254,624

		439,887

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	244,686
Kraft Foods, Inc. 4.125% 2/09/16	280,000	307,469

	Principal Amount	Value
Kraft Foods, Inc. 6.500% 2/09/40	$90,000	$121,908
Ralcorp Holdings, Inc. 4.950% 8/15/20	150,000	157,289
Ralcorp Holdings, Inc. 6.625% 8/15/39	275,000	291,439
Tyson Foods, Inc. 4.500% 6/15/22	175,000	183,313

		1,306,104

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	100,000	113,552
International Paper Co. 7.300% 11/15/39	110,000	145,609
International Paper Co. 9.375% 5/15/19	70,000	94,656
The Mead Corp. 7.550% 3/01/47	260,000	277,920
Rock-Tenn Co. 5.625% 3/15/13	105,000	106,312

		738,049

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	109,908

Health Care – Products — 0.0%
Boston Scientific Corp. 6.000% 1/15/20	170,000	202,071
Johnson & Johnson 5.850% 7/15/38	40,000	56,684

		258,755

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	82,000
Cigna Corp. 2.750% 11/15/16	175,000	184,547
Cigna Corp. 5.125% 6/15/20	100,000	115,423
HCA, Inc. 8.500% 4/15/19	160,000	180,400
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	79,434
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	75,330
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	319,297
WellPoint, Inc. 3.300% 1/15/23	175,000	177,000
WellPoint, Inc. 4.350% 8/15/20	275,000	301,703

		1,515,134

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	$220,000	$260,104
Leucadia National Corp. 7.750% 8/15/13	1,150,000	1,201,750

		1,461,854

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	30,000	31,417

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	90,000	100,045

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	158,598

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	135,000	136,785
Toro Co. 7.800% 6/15/27	165,000	197,561

		334,346

Insurance — 0.5%
Aflac, Inc. 8.500% 5/15/19	110,000	147,334
The Allstate Corp. 5.550% 5/09/35	150,000	183,963
The Allstate Corp. 7.450% 5/16/19	35,000	45,815
American International Group, Inc. 3.000% 3/20/15	250,000	258,869
American International Group, Inc. 3.650% 1/15/14	55,000	56,625
CNA Financial Corp. 7.350% 11/15/19	180,000	223,351
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	305,782
ING US, Inc. (b) 5.500% 7/15/22	125,000	130,398
Lincoln National Corp. 4.300% 6/15/15	100,000	106,836
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	224,730
MetLife, Inc. Series A 6.817% 8/15/18	45,000	56,623
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	159,999
Prudential Financial, Inc. 3.875% 1/14/15	210,000	223,047

	Principal Amount	Value
Prudential Financial, Inc. 4.500% 11/15/20	$125,000	$139,015
Prudential Financial, Inc. 4.750% 9/17/15	375,000	412,988
Prudential Financial, Inc. 6.200% 11/15/40	75,000	89,584
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	168,483

		2,933,442

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	300,000	354,889

Investment Companies — 0.1%
Xstrata Finance Canada (b) 2.850% 11/10/14	225,000	231,309
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	220,318

		451,627

Iron & Steel — 0.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	150,000	165,577
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	232,563
ArcelorMittal 4.000% 8/05/15	250,000	248,420
ArcelorMittal 5.500% 8/05/20	285,000	274,153
ArcelorMittal 9.250% 2/15/15	555,000	610,500
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	274,514
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	281,516

		2,087,243

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	270,009
Marriott International, Inc. 5.810% 11/10/15	70,000	79,094
Marriott International, Inc. 6.200% 6/15/16	455,000	522,425
Marriott International, Inc./DE 3.250% 9/15/22	265,000	266,385
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	75,632
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	50,000	55,625

		1,269,170

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.1%
Xylem, Inc. 3.550% 9/20/16	$200,000	$213,711
Xylem, Inc. 4.875% 10/01/21	100,000	112,694

		326,405

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	222,584
Tyco Electronics Group SA 6.550% 10/01/17	200,000	241,863

		464,447

Media — 0.4%
CBS Corp. 7.875% 7/30/30	210,000	285,639
Comcast Corp. 6.400% 5/15/38	175,000	224,109
Globo Comunicacao e Participacoes SA (b) 4.875% 4/11/22	275,000	298,031
NBCUniversal Media LLC 6.400% 4/30/40	20,000	25,385
News America, Inc. 6.900% 8/15/39	100,000	129,763
Scholastic Corp. 5.000% 4/15/13	320,000	322,400
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	165,388
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	143,362
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	60,400
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	88,500
Time Warner, Inc. 4.700% 1/15/21	125,000	143,570
Time Warner, Inc. 6.100% 7/15/40	135,000	167,405
Time Warner, Inc. 6.250% 3/29/41	25,000	31,672
Viacom, Inc. 6.250% 4/30/16	195,000	228,669

		2,314,293

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	134,789

Mining — 0.2%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	175,000	178,207
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	250,000	256,303

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	$255,000	$348,688
Teck Resources Ltd. 10.750% 5/15/19	25,000	30,128
Vale Overseas Ltd. 6.250% 1/23/17	305,000	352,722
Vale Overseas Ltd. 6.875% 11/10/39	80,000	93,309
Vulcan Materials Co. 6.500% 12/01/16	105,000	115,237

		1,374,594

Office Equipment/Supplies — 0.0%
Xerox Corp. 4.250% 2/15/15	150,000	159,308
Xerox Corp. 5.625% 12/15/19	10,000	11,364

		170,672

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	400,000	429,782

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	485,000	584,725
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	167,257
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	45,000	36,253
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	413,137
ConocoPhillips 6.500% 2/01/39	110,000	158,292
Devon Energy Corp. 5.600% 7/15/41	175,000	207,631
EQT Corp. 4.875% 11/15/21	110,000	115,682
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	256,720
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	225,983
Nexen, Inc. 7.500% 7/30/39	25,000	35,627
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	46,435
PetroBakken Energy Ltd., Convertible (d) 3.125% 2/08/16	300,000	296,700
Petrobras International Finance Co. 3.875% 1/27/16	215,000	227,429
Petrobras International Finance Co. 5.375% 1/27/21	240,000	270,425
Petrobras International Finance Co. 6.750% 1/27/41	100,000	124,114

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 5.500% 1/21/21	$285,000	$334,163
Phillips 66 (b) 4.300% 4/01/22	100,000	109,486
Phillips 66 (b) 5.875% 5/01/42	100,000	118,738
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	273,415
Rowan Cos., Inc. 5.000% 9/01/17	160,000	176,491
Shell International Finance BV 5.500% 3/25/40	75,000	99,006
Talisman Energy, Inc. 5.500% 5/15/42	125,000	140,765
Talisman Energy, Inc. 7.750% 6/01/19	205,000	260,587
Tesoro Corp. 6.500% 6/01/17	215,000	222,256
Transocean, Inc. 5.050% 12/15/16	200,000	223,491
Valero Energy Corp. 6.125% 2/01/20	200,000	242,928

		5,367,736

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	245,144
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	171,000	177,840
Weatherford International Ltd. 4.500% 4/15/22	125,000	130,728
Weatherford International Ltd. 5.950% 4/15/42	100,000	105,198

		658,910

Packaging & Containers — 0.1%
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	205,000
Sonoco Products Co. 4.375% 11/01/21	125,000	134,555

		339,555

Pharmaceuticals — 0.1%
Abbott Laboratories 5.600% 11/30/17	125,000	153,398
McKesson Corp. 4.750% 3/01/21	150,000	174,750
McKesson Corp. 6.000% 3/01/41	125,000	170,746
Medco Health Solutions, Inc. 2.750% 9/15/15	250,000	261,509
Merck & Co., Inc. 5.850% 6/30/39	45,000	61,658

	Principal Amount	Value
Mylan, Inc. (b) 7.625% 7/15/17	$45,000	$49,838
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	80,000	105,691

		977,590

Pipelines — 0.7%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	192,909
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	113,380
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	126,841
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,708
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	132,860
Enogex LLC (b) 6.875% 7/15/14	590,000	631,612
Enterprise Products Operating LP 3.200% 2/01/16	100,000	105,423
Enterprise Products Operating LP 5.950% 2/01/41	150,000	177,439
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	162,249
Kern River Funding Corp. (b) 4.893% 4/30/18	371,531	406,199
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	152,678
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	144,471
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	12,787
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	162,574
ONEOK Partners LP 3.250% 2/01/16	100,000	105,452
ONEOK Partners LP 6.125% 2/01/41	120,000	144,135
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	560,000	571,200
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	293,331
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	209,090
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	169,553
Williams Partners LP 5.250% 3/15/20	365,000	422,969

		4,462,860

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	$175,000	$188,343
Colonial Realty LP 6.150% 4/15/13	120,000	122,589
Post Apartment Homes LP 6.300% 6/01/13	88,000	90,632

		401,564

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 3.700% 11/15/18	100,000	108,432
Boston Properties LP 4.125% 5/15/21	140,000	151,468
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	214,867
DDR Corp. 4.750% 4/15/18	60,000	66,568
DDR Corp. 7.875% 9/01/20	60,000	77,342
ERP Operating LP 4.625% 12/15/21	75,000	86,430
Host Hotels & Resorts LP 9.000% 5/15/17	90,000	98,100
Simon Property Group LP 5.650% 2/01/20	35,000	42,113
UDR, Inc. 4.625% 1/10/22	200,000	220,739
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	100,000	106,344

		1,172,403

Retail — 0.3%
CVS Caremark Corp. 6.125% 9/15/39	175,000	228,155
CVS Pass-Through Trust (b) 5.926% 1/10/34	320,105	377,279
The Home Depot, Inc. 5.950% 4/01/41	150,000	203,702
McDonald’s Corp. 6.300% 10/15/37	100,000	143,328
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	166,915
QVC, Inc. (b) 5.125% 7/02/22	30,000	31,770
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	487,163

		1,638,312

Savings & Loans — 0.1%
First Niagara Financial Group, Inc. 7.250% 12/15/21	175,000	201,130
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	525,463

	Principal Amount	Value
Washington Mutual Bank (e) 5.650% 8/15/14	$775,000	$8

		726,601

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	250,000	313,713

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	80,000	87,637

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	130,000	152,204
America Movil SAB de CV 6.125% 3/30/40	135,000	175,657
American Tower Corp. 4.500% 1/15/18	330,000	364,150
AT&T, Inc. 6.500% 9/01/37	300,000	399,393
AT&T, Inc. 6.550% 2/15/39	25,000	33,887
British Telecom PLC STEP 9.625% 12/15/30	55,000	89,516
CenturyLink, Inc. 5.500% 4/01/13	215,000	219,408
CenturyLink, Inc. 5.800% 3/15/22	65,000	70,730
CenturyLink, Inc. 6.150% 9/15/19	140,000	156,868
CenturyLink, Inc. 7.600% 9/15/39	45,000	47,593
CenturyLink, Inc. 7.650% 3/15/42	65,000	69,252
Cisco Systems, Inc. 5.500% 1/15/40	55,000	70,614
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	90,247
Embarq Corp. 7.082% 6/01/16	110,000	129,884
Juniper Networks, Inc. 4.600% 3/15/21	100,000	107,704
Juniper Networks, Inc. 5.950% 3/15/41	175,000	195,329
Qwest Corp. 8.375% 5/01/16	550,000	662,806
Rogers Communications, Inc. 6.800% 8/15/18	20,000	25,273
Rogers Communications, Inc. 7.500% 8/15/38	30,000	43,279
Telecom Italia Capital 6.000% 9/30/34	45,000	39,825

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia Capital 6.175% 6/18/14	$340,000	$357,850
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	150,000	154,660
Telefonica Emisiones SAU 2.582% 4/26/13	275,000	275,344
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	298,500
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	122,500
Verizon Communications, Inc. 8.750% 11/01/18	300,000	418,848
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	222,968
Virgin Media Finance PLC 9.500% 8/15/16	100,000	110,750
Windstream Corp. 8.125% 8/01/13	10,000	10,500

		5,115,539

Transportation — 0.3%
Asciano Finance (b) 5.000% 4/07/18	250,000	268,491
Bristow Group, Inc. 7.500% 9/15/17	55,000	57,282
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	237,376
Canadian National Railway Co. 5.850% 11/15/17	140,000	169,025
CSX Corp. 7.250% 5/01/27	50,000	65,168
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	120,410
Ryder System, Inc. 2.500% 3/01/18	570,000	576,769
Union Pacific Corp. 4.000% 2/01/21	125,000	140,645

		1,635,166

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	250,000	257,941
GATX Corp. 4.750% 5/15/15	85,000	91,023
GATX Corp. 4.750% 6/15/22	150,000	158,505
GATX Corp. 8.750% 5/15/14	480,000	536,848
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	300,000	299,922

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	$250,000	$255,770

		1,600,009

TOTAL CORPORATE DEBT (Cost $69,069,034)		75,665,368

MUNICIPAL OBLIGATIONS — 0.2%
Access Group, Inc., Delaware VRN 1.703% 9/01/37	225,000	191,821
State of California 5.950% 4/01/16	175,000	200,130
State of California BAB 7.550% 4/01/39	120,000	162,781
State of Illinois 5.365% 3/01/17	575,000	639,757

		1,194,489

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,075,037)		1,194,489

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Automobile ABS — 0.1%
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.971% 9/15/21	99,719	100,777
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	58,333	58,422
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (b) 1.470% 5/15/18	240,000	240,313
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	304,039	304,639

		704,151

Commercial MBS — 2.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.920% 2/10/51	775,000	915,768
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	450,000	539,832
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	401,462
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	244,310

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$43,265	$43,515
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	400,000	470,763
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	326,690
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	155,000	172,284
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.933% 9/11/38	400,000	447,956
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B (b) 4.285% 9/10/45	180,000	185,593
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class A3 3.391% 5/15/45	250,000	268,418
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class AM 3.912% 5/15/45	150,000	157,988
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.002% 12/10/49	436,000	518,073
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	440,369	458,551
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.407% 2/15/41	785,000	462,214
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	225,000	243,728
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	127,060
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (b) 5.728% 11/10/46	110,000	125,189
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.065% 7/10/38	417,000	483,762
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	450,000	487,134

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	$100,000	$113,466
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (b) 5.827% 1/10/45	100,000	116,071
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (b) 3.341% 7/15/46	100,000	107,595
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	225,000	243,226
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.271% 6/16/45	290,000	317,756
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (b) 4.801% 7/15/46	125,000	137,545
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class B VRN 4.819% 5/15/45	155,000	169,037
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 5.142% 6/16/45	180,000	193,203
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	826,568
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	300,000	324,964
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	280,821
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	219,463
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	508,687
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	458,167	470,694
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	180,000	218,812

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.585% 8/15/39	$200,000	$216,783
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 1.000% 2/15/51	190,000	224,167
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	858,984
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.077% 2/15/51	65,354	65,519
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	88,171	95,208
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	320,281	319,090
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class A3 3.001% 8/15/45	200,000	208,412
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	187,083
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	218,114
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	215,000	225,324
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	193,097
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.941% 6/15/45	215,000	230,443
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (b) 5.825% 11/15/44	115,000	132,921

		14,503,343

Home Equity ABS — 0.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.487% 8/25/35	187,529	184,197
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.577% 7/25/35	124,223	121,976
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.587% 11/25/34	148,196	147,171
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.657% 6/25/35	239,777	228,312

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.597% 11/25/35	$24,776	$24,689
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.686% 9/25/35	135,627	133,571
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.317% 5/25/36	15,285	15,241
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.327% 7/25/36	91,225	88,990
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.627% 12/25/33	76,886	76,896
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.397% 4/25/36	46,683	46,394
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.447% 9/25/34	47,407	46,717
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.707% 12/25/35	147,587	141,455
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF7, Class M1 FRN 0.667% 7/25/35	325,000	290,922
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.457% 1/25/36	165,573	138,625
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.647% 4/25/35	149,360	126,314
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.327% 7/25/37	74,774	74,538
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.387% 8/25/36	144,684	136,960
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.397% 7/25/36	157,204	156,360
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.497% 8/25/45	86,590	85,369
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.767% 6/25/35	369,303	321,214
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.967% 2/25/35	159,304	158,707

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.012% 2/25/35	$290,000	$255,083
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.951% 6/28/35	347,824	314,271
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.981% 6/28/35	220,000	142,842
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.667% 3/25/35	215,000	172,729
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.687% 5/25/35	98,207	94,125
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.597% 8/25/35	249,429	245,409
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.736% 3/25/35	237,505	220,162
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.407% 3/25/36	152,357	150,500
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.467% 1/25/36	105,071	103,035
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.557% 3/25/36	141,128	139,272
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.577% 8/25/35	185,322	181,574
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.367% 5/25/36	67,446	66,963

		4,830,583

Other ABS — 0.7%
Access Group, Inc., Series 2008-1, Class A FRN 1.751% 10/27/25	190,039	191,492
Adams Outdoor Advertising LP, Series 2010-1, Class A (b) 5.438% 12/20/40	146,010	162,410
CLI Funding LLC, Series 2012-1A, Class A (b) 4.210% 6/18/27	97,273	100,687
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	297,750	324,226

	Principal Amount	Value
Global SC Finance SRL, Series 2012-1A, Class A (b) 4.110% 7/19/27	$245,833	$258,172
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.481% 6/02/17	250,000	250,445
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	345,000	345,003
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (f) 0.979% 6/20/14	950,000	786,885
NuCO2 Funding LLC, Series 2008-1A, Class A1 (b) 7.250% 6/25/38	390,000	401,310
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	127,709	127,986
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	192,000	213,360
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	197,001	205,430
TAL Advantage LLC, Series 2006-1A FRN (b) 0.376% 4/20/21	143,333	140,341
Trinity Rail Leasing LP, Series 2004-1A, Class A (b) 5.270% 8/14/27	127,331	135,792
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	171,587	177,914
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.390% 11/26/21	416,667	405,055

		4,226,508

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.557% 8/25/26	133,613	129,359
Access Group, Inc. Series 2004-1, Class A4 FRN 1.700% 12/27/32	75,000	64,181
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	21,008	20,993
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.224% 1/25/47	350,000	297,500

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.462% 12/28/21	$159,988	$159,614
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.549% 12/15/22	372,729	371,547
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.717% 6/15/43	300,000	288,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.731% 12/15/32	275,000	272,878
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.731% 12/15/42	250,000	239,117
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	150,000	108,736
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (b) 1.490% 11/26/46	275,000	252,006
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.100% 3/25/42	300,000	257,127
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.327% 3/25/26	144,932	143,070
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.017% 4/25/46	167,126	168,498
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.093% 1/28/47	200,000	132,580
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	300,000	280,113
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.755% 7/15/36	125,000	102,612
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.979% 3/15/38	184,828	147,588
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.630% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.713% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-5, Class A7 2.490% 6/17/30	50,000	46,092

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A10 2.700% 3/15/28	$190,000	$190,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.731% 9/15/28	200,000	188,223
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	375,000	285,000

		4,694,834

WL Collateral CMO — 0.3%
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	239,449	241,663
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	34,889	31,829
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.138% 9/25/33	20,503	16,285
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.757% 8/25/34	30,677	26,955
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.409% 1/19/38	420,590	301,566
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.577% 7/25/35	47,496	45,582
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.327% 5/25/37	414,580	196,040
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.656% 8/25/34	102,951	78,338
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.497% 6/25/36	33,572	33,573
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.467% 8/25/36	124,048	106,990
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.730% 7/25/33	6,467	6,501
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.870% 2/25/34	11,749	11,776
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.750% 2/25/34	525	504
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	291,185	293,551

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	$163,576	$163,985
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.477% 7/25/35	83,472	80,349
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.397% 6/25/46	806,877	327,124
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.919% 3/25/34	69,614	62,454
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.548% 4/25/44	163,826	150,250

		2,175,315

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.467% 11/25/37	229,831	225,054
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.182% 6/25/32	50,921	42,213

		267,267

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,350,577)		31,402,001

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Brazilian Government International Bond 4.875% 1/22/21	100,000	119,500
Mexico Government International Bond 4.750% 3/08/44	360,000	400,500
Peruvian Government International Bond 6.550% 3/14/37	95,000	139,887
Poland Government International Bond 6.375% 7/15/19	230,000	284,050
Province of Quebec Canada 7.500% 9/15/29	90,000	139,288
Republic of Brazil International Bond 5.625% 1/07/41	305,000	390,400
United Mexican States 5.125% 1/15/20	200,000	239,000
United Mexican States 6.750% 9/27/34	160,000	227,840

		1,940,465

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,624,266)		1,940,465

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.4%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$265,181	$304,664

Pass-Through Securities — 8.3%
Federal Home Loan Mortgage Corp. Pool #J16072 3.500% 7/01/26	140,758	148,819
Pool #J16058 3.500% 7/01/26	191,533	202,501
Pool #J16317 3.500% 8/01/26	1,549,311	1,638,033
Pool #Q01704 4.500% 6/01/41	638,647	689,888
Pool #Q03086 4.500% 9/01/41	2,621,158	2,831,465
Pool #E85346 6.000% 9/01/16	14,639	15,807
Pool #E85389 6.000% 9/01/16	11,586	12,435
Pool #E85542 6.000% 10/01/16	23,498	25,187
Pool #G11431 6.000% 2/01/18	25,380	27,436
Pool #E85089 6.500% 8/01/16	77,858	83,503
Pool #E85301 6.500% 9/01/16	35,184	38,086
Pool #C55867 7.500% 2/01/30	135,372	156,979
Pool #C01079 7.500% 10/01/30	21,038	24,657
Pool #C01135 7.500% 2/01/31	62,800	73,587
Pool #C00470 8.000% 8/01/26	37,024	43,409
Pool #G00924 8.000% 3/01/28	45,805	53,645
Pool #554904 9.000% 3/01/17	332	359
Federal Home Loan Mortgage Corp. TBA Pool #2786 3.500% 6/01/25 (c)	450,000	476,016
Pool #1513 4.000% 6/01/40 (c)	4,100,000	4,407,820
Pool #E5548 4.500% 5/01/39 (c)	1,000,000	1,076,016
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	164,644	175,284

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #888586 2.372% 10/01/34	$294,517	$314,523
Pool #586036 6.000% 5/01/16	2,046	2,125
Pool #587994 6.000% 6/01/16	34,552	36,932
Pool #564594 7.000% 1/01/31	13,383	15,286
Pool #572844 7.000% 4/01/31	62,571	71,706
Pool #253795 7.000% 5/01/31	157,218	180,047
Pool #499386 7.500% 9/01/29	3,790	4,429
Pool #521006 7.500% 12/01/29	1,375	1,612
Pool #522769 7.500% 12/01/29	79	93
Pool #252981 7.500% 1/01/30	18,446	21,581
Pool #524874 7.500% 2/01/30	1,016	1,129
Pool #531196 7.500% 2/01/30	2,012	2,361
Pool #524317 7.500% 3/01/30	7,840	9,152
Pool #530299 7.500% 3/01/30	1,465	1,718
Pool #530520 7.500% 3/01/30	14,370	16,812
Pool #253183 7.500% 4/01/30	8,177	9,572
Pool #531574 7.500% 4/01/30	9,654	11,251
Pool #253265 7.500% 5/01/30	10,101	11,816
Pool #536999 8.000% 3/01/30	410	485
Pool #526380 8.000% 5/01/30	9,749	11,613
Pool #536949 8.000% 5/01/30	3,172	3,783
Pool #535351 8.000% 6/01/30	7,097	8,439
Pool #253481 8.000% 10/01/30	6,029	7,180
Pool #190317 8.000% 8/01/31	2,371	2,820
Pool #596656 8.000% 8/01/31	2,050	2,369
Pool #602008 8.000% 8/01/31	7,172	8,547

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #1866 2.500% 5/01/27 (c)	$4,100,000	$4,310,125
Pool #4491 3.000% 11/01/26 (c)	4,200,000	4,452,328
Pool #1817 3.000% 6/01/42 (c)	3,555,000	3,752,469
Pool #1202 3.500% 12/01/41 (c)	2,465,000	2,643,712
Pool #3043 4.000% 8/01/40 (c)	1,636,000	1,762,918
Pool #25956 5.000% 11/01/36 (c)	2,000,000	2,181,875
Pool #45519 5.500% 2/01/35 (c)	3,470,000	3,804,529
Pool #53813 6.000% 7/01/35 (c)	2,900,000	3,202,234
Government National Mortgage Association
Pool #783262 4.500% 3/15/41	276,623	306,219
Pool #762904 4.500% 4/15/41	246,061	270,542
Pool #738255 4.500% 4/15/41	798,026	877,423
Pool #707760 4.500% 6/15/41	855,971	941,133
Pool #738422 4.500% 6/15/41	1,357,651	1,492,727
Pool #783382 4.500% 7/15/41	711,415	785,753
Pool #760377 5.000% 9/15/41	413,877	457,722
Pool #760389 5.000% 10/15/41	333,639	368,984
Pool #760393 5.000% 10/15/41	930,587	1,029,172
Pool #343751 7.000% 4/15/23	937	1,070
Pool #349496 7.000% 5/15/23	3,425	3,916
Pool #359587 7.000% 6/15/23	1,026	1,158
Pool #337539 7.000% 7/15/23	1,578	1,801
Pool #363066 7.000% 8/15/23	24,181	27,484
Pool #354674 7.000% 10/15/23	15,522	17,649
Pool #362651 7.000% 10/15/23	35,663	40,535

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #368814 7.000% 10/15/23	$10,186	$11,623
Pool #352021 7.000% 11/15/23	10,899	12,455
Pool #371967 7.000% 11/15/23	1,248	1,428
Pool #591581 7.000% 8/15/32	16,430	19,183
Pool #205884 7.500% 5/15/17	29,491	32,194
Pool #213760 7.500% 6/15/17	14,318	15,590
Government National Mortgage Association II FRN Pool #82488 3.000% 3/20/40	357,233	374,560
Pool #82462 3.500% 1/20/40	298,900	318,408
Government National Mortgage Association TBA Pool #991 3.000% 6/01/42 (c)	1,000,000	1,070,859
Pool #3734 3.500% 11/01/41 (c)	1,000,000	1,095,937
Pool #4536 4.000% 10/01/41 (c)	1,000,000	1,102,891
Pool #9891 5.000% 4/01/38 (c)	900,000	992,531
Pool #20549 6.000% 10/01/35 (c)	900,000	1,016,297

		51,755,747

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $51,509,104)		52,060,411

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds & Notes — 7.8%
U.S. Treasury Bond 2.750% 8/15/42	90,000	88,523
U.S. Treasury Bond 3.125% 11/15/41	3,800,000	4,049,106
U.S. Treasury Bond 3.500% 2/15/39	230,000	264,104
U.S. Treasury Bond 4.375% 5/15/40	457,000	604,746
U.S. Treasury Bond 4.500% 2/15/36	500,000	666,642
U.S. Treasury Bond 5.375% 2/15/31	2,120,000	3,065,011
U.S. Treasury Note 0.250% 12/15/14	5,510,000	5,508,881

	Principal Amount	Value
U.S. Treasury Note 0.250% 5/15/15	$15,490,000	$15,473,783
U.S. Treasury Note 0.250% 9/15/15	1,450,000	1,447,508
U.S. Treasury Note 1.500% 8/31/18	6,465,000	6,717,741
U.S. Treasury Note 1.625% 8/15/22	2,065,000	2,062,709
U.S. Treasury Note (g) 1.875% 9/30/17	4,385,000	4,652,793
U.S. Treasury Note 2.125% 8/15/21	2,495,000	2,639,262
U.S. Treasury Note (g) 2.500% 3/31/13	965,000	976,229

		48,217,038

TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,128,502)		48,217,038

TOTAL BONDS & NOTES (Cost $201,756,520)		210,479,772

TOTAL LONG-TERM INVESTMENTS (Cost $455,689,103)		587,664,560

SHORT-TERM INVESTMENTS — 8.1%
Commercial Paper — 8.0%
AGL Capital Corp. (b) 0.446% 10/31/12	3,108,000	3,106,784
Apache Corp. (b) 0.467% 10/19/12	935,000	934,761
Avery Dennison Corp. (b) 0.375% 10/01/12	3,435,000	3,434,929
Bacardi USA, Inc. (b) 0.425% 10/17/12	3,730,000	3,729,207
DCP Midstream LLC (b) 0.477% 10/11/12	2,506,000	2,505,607
DCP Midstream LLC (b) 0.487% 10/05/12	2,500,000	2,499,800
Duke Energy Corp. (b) 0.447% 10/31/12	4,641,000	4,639,185
Glencore Funding LLC 0.720% 11/13/12	5,200,000	5,195,320
Hewlett Packard Co. (b) 0.436% 10/02/12	3,188,000	3,187,886
Holcim US Finance Sarl & Cie (b) 0.550% 11/15/12	3,859,000	3,856,229
Holcim US Finance Sarl & Cie (b) 0.558% 10/30/12	920,000	919,564
Kinder Morgan Energy (b) 0.477% 10/04/12	5,424,000	5,423,646

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marathon Oil Corp. (b) 0.467% 10/05/12	$2,274,000	$2,273,826
TransCanada PipeLines Ltd. (b) 0.507% 11/15/12	400,000	399,739
Volvo Group Treasury (b) 0.518% 11/26/12	1,998,000	1,996,358
Weatherford International Ltd. (b) 0.517% 10/12/12	3,530,000	3,529,350
WPP CP Finance PLC (b) 0.436% 10/01/12	311,000	310,993
WPP CP Finance PLC (b) 0.487% 10/02/12	1,000,000	999,960
WPP CP Finance PLC (b) 0.487% 10/03/12	535,000	534,972

		49,478,116

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (h)	109,443	109,443

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/12	648,428	648,428

TOTAL SHORT-TERM INVESTMENTS (Cost $50,235,987)		50,235,987

TOTAL INVESTMENTS — 102.7% (Cost $505,925,090) (i)		637,900,547

Other Assets/(Liabilities) — (2.7)%		(16,754,506)

NET ASSETS — 100.0%		$621,146,041

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $67,170,493 or 10.81% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $296,700 or 0.05% of net assets.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2012, these securities amounted to a value of $8 or 0.00% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $786,885 or 0.13% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $109,443. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $112,954.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Auto Manufacturers — 1.2%
Brilliance China Automotive Holdings Ltd. (a)	132,000	$145,153
Geely Automobile Holdings Ltd.	250,000	94,945

		240,098

Banks — 15.0%
Agricultural Bank of China Ltd.	645,000	250,889
Bank of China Ltd. Class H	1,525,000	580,045
China Construction Bank Corp. Class H	760,260	525,358
Chongqing Rural Commercial Bank	466,000	182,529
Industrial & Commercial Bank of China	2,356,545	1,385,719

		2,924,540

Building Materials — 1.7%
BBMG Corp.	427,000	325,965

Coal — 3.8%
China Coal Energy Co. Class H	316,000	286,810
China Shenhua Energy Co. Ltd. Class H	120,000	461,722

		748,532

Commercial Services — 0.3%
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	3,600	60,012

Computers — 1.8%
Lenovo Group Ltd.	418,000	346,152

Diversified Financial — 5.1%
CITIC Securities Co. Ltd.	280,000	491,473
Haitong Securities Co. Ltd. (a)	401,200	498,541

		990,014

Electric — 1.0%
Huaneng Power International, Inc.	254,000	192,852

Electrical Components & Equipment — 1.1%
Zhuzhou CSR Times Electric Co. Ltd. Class H	84,000	214,627

Electronics — 1.4%
AAC Technologies Holdings, Inc.	73,500	264,756

Engineering & Construction — 7.2%
Beijing Capital International Airport Co. Ltd.	274,000	183,434
China Communications Construction Co. Ltd. Class H	105,000	84,516
China Railway Construction Corp. Ltd.	478,500	430,079
China Railway Group Ltd.	796,000	347,041

	Number of Shares	Value
China State Construction International Holdings Ltd.	306,000	$359,553

		1,404,623

Forest Products & Paper — 0.9%
Nine Dragons Paper Holdings Ltd.	332,000	167,653

Hand & Machine Tools — 1.8%
Techtronic Industries Co.	198,000	358,606

Health Care – Products — 5.1%
Hengan International Group Co. Ltd.	49,000	462,489
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	180,000	232,556
Trauson Holdings Co. Ltd.	616,000	296,399

		991,444

Insurance — 8.3%
China Life Insurance Co. Ltd.	365,000	1,051,453
China Pacific Insurance Group Co. Ltd. Class H	126,570	380,864
Ping An Insurance Group Co. of China Ltd. Class H	25,500	192,009

		1,624,326

Internet — 10.2%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	2,000	233,640
NetEase.com, Inc. Sponsored ADR (Cayman Islands) (a)	12,600	707,364
SINA Corp. (a) (b)	2,000	129,360
Tencent Holdings Ltd.	27,200	924,383

		1,994,747

Lodging — 0.8%
Sands China Ltd.	41,200	152,715

Machinery – Construction & Mining — 1.5%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	253,200	285,800

Metal Fabricate & Hardware — 3.1%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	740,000	277,485
Jiangxi Copper Co. Ltd.	131,000	329,685

		607,170

Mining — 1.8%
Zhaojin Mining Industry Co. Ltd. Class H	190,500	342,769

Oil & Gas — 10.0%
CNOOC Ltd.	384,000	779,163
Kunlun Energy Co. Ltd	140,000	244,952
PetroChina Co. Ltd. Class H	716,000	929,665

		1,953,780

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 5.5%
Agile Property Holdings Ltd.	152,000	$171,227
China Everbright International Ltd.	173,000	91,266
China Overseas Land & Investment Ltd.	82,000	208,399
China Resources Land Ltd.	108,000	236,785
Henderson Land Development Co. Ltd.	28,000	199,914
Shimao Property Holdings Ltd.	97,500	166,833

		1,074,424

Retail — 1.4%
Belle International Holdings Ltd.	79,000	141,894
Springland International Holdings Ltd.	272,000	134,370

		276,264

Telecommunications — 8.7%
China Mobile Ltd.	87,500	970,228
China Unicom Ltd.	386,000	629,374
ZTE Corp. Class H	63,600	101,262

		1,700,864

TOTAL COMMON STOCK (Cost $18,370,525)		19,242,733

TOTAL EQUITIES (Cost $18,370,525)		19,242,733

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)	130,680	130,680

TOTAL MUTUAL FUNDS (Cost $130,680)		130,680

TOTAL LONG-TERM INVESTMENTS (Cost $18,501,205)		19,373,413

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$215,989	215,989

TOTAL SHORT-TERM INVESTMENTS (Cost $215,989)		215,989

Value
TOTAL INVESTMENTS — 100.5% (Cost $18,717,194) (e)	$19,589,402

Other Assets/(Liabilities) — (0.5)%	(106,580)

NET ASSETS — 100.0%	$19,482,822

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $128,066. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $215,990. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $223,940.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Advertising — 0.4%
Omnicom Group, Inc.	54,915	$2,831,417

Aerospace & Defense — 0.5%
Northrop Grumman Corp.	57,001	3,786,576

Auto Manufacturers — 1.5%
Ford Motor Co.	663,060	6,537,772
General Motors Co. (a)	101,348	2,305,667
Navistar International Corp. (a)	90,400	1,906,536

		10,749,975

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	124,218	1,514,217

Banks — 9.1%
Bank of America Corp.	272,969	2,410,316
Fifth Third Bancorp	248,356	3,852,001
M&T Bank Corp. (b)	124,630	11,859,791
PNC Financial Services Group, Inc.	214,831	13,555,836
State Street Corp.	90,677	3,804,807
SunTrust Banks, Inc.	266,880	7,544,698
U.S. Bancorp	83,224	2,854,583
Wells Fargo & Co.	611,243	21,106,221

		66,988,253

Beverages — 4.2%
The Coca-Cola Co.	205,660	7,800,684
Coca-Cola Enterprises, Inc.	128,615	4,021,791
Molson Coors Brewing Co. Class B	180,620	8,136,931
PepsiCo, Inc.	158,373	11,208,057

		31,167,463

Chemicals — 2.0%
Air Products & Chemicals, Inc.	28,098	2,323,705
Celanese Corp. Series A	62,370	2,364,447
The Mosaic Co.	174,860	10,073,684

		14,761,836

Coal — 0.2%
CONSOL Energy, Inc.	44,189	1,327,879

Commercial Services — 1.5%
AerCap Holdings NV (a)	397,016	4,962,700
Quanta Services, Inc. (a)	255,430	6,309,121

		11,271,821

Computers — 1.1%
Apple, Inc.	11,669	7,786,257

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	114,129	7,915,987

Diversified Financial — 5.0%
Ameriprise Financial, Inc.	65,335	3,703,841
BlackRock, Inc.	26,730	4,765,959

	Number of Shares	Value
Citigroup, Inc.	197,951	$6,476,957
Discover Financial Services	101,206	4,020,914
The Goldman Sachs Group, Inc.	84,650	9,623,012
JP Morgan Chase & Co.	162,048	6,559,703
Legg Mason, Inc.	88,751	2,190,375

		37,340,761

Electric — 3.6%
American Electric Power Co., Inc.	141,220	6,205,207
Calpine Corp. (a)	150,968	2,611,746
Edison International	193,751	8,852,483
FirstEnergy Corp.	70,718	3,118,664
NRG Energy, Inc.	84,867	1,815,305
Public Service Enterprise Group, Inc.	129,630	4,171,494

		26,774,899

Electronics — 0.6%
TE Connectivity Ltd.	140,810	4,788,948

Foods — 1.1%
Kellogg Co.	93,840	4,847,775
Unilever NV NY Shares	90,363	3,206,079

		8,053,854

Forest Products & Paper — 1.2%
Rock-Tenn Co. Class A	123,200	8,892,576

Gas — 0.4%
NiSource, Inc.	106,930	2,724,576

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	44,296	3,377,570

Health Care – Products — 2.2%
Baxter International, Inc.	217,963	13,134,451
Covidien PLC	59,148	3,514,574

		16,649,025

Health Care – Services — 5.6%
HCA Holdings, Inc.	74,347	2,472,038
Humana, Inc.	305,350	21,420,302
UnitedHealth Group, Inc.	316,314	17,526,959

		41,419,299

Household Products — 0.8%
Church & Dwight Co., Inc.	106,930	5,773,151

Housewares — 0.3%
Newell Rubbermaid, Inc.	128,140	2,446,193

Insurance — 6.3%
ACE Ltd.	154,660	11,692,296
Marsh & McLennan Cos., Inc.	416,060	14,116,916
MetLife, Inc.	252,168	8,689,709
The Travelers Cos., Inc.	130,985	8,941,036
Unum Group	159,091	3,057,729

		46,497,686

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 1.4%
AOL, Inc. (a)	69,055	$2,432,808
eBay, Inc. (a)	60,738	2,940,327
Google, Inc. Class A (a)	2,690	2,029,605
Liberty Interactive Corp. Class A (a)	163,729	3,028,986

		10,431,726

Machinery – Diversified — 0.8%
AGCO Corp. (a)	61,780	2,933,314
Eaton Corp. (b)	62,994	2,977,097

		5,910,411

Manufacturing — 5.2%
Dover Corp.	52,779	3,139,823
General Electric Co.	225,566	5,122,604
Honeywell International, Inc.	342,325	20,453,919
Tyco International Ltd.	176,790	9,946,205

		38,662,551

Media — 3.6%
CBS Corp. Class B (Non-Voting)	62,259	2,261,869
Comcast Corp. Class A	460,741	16,480,706
DIRECTV (a)	34,809	1,826,080
Viacom, Inc. Class B	107,361	5,753,476

		26,322,131

Mining — 0.3%
Vulcan Materials Co.	45,629	2,158,252

Oil & Gas — 9.9%
Apache Corp.	46,670	4,035,555
Chevron Corp.	280,235	32,664,192
EOG Resources, Inc.	27,545	3,086,417
Exxon Mobil Corp.	259,720	23,751,394
Hess Corp.	76,604	4,115,167
Noble Energy, Inc.	44,188	4,096,669
SM Energy Co.	32,247	1,744,885

		73,494,279

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	111,600	5,047,668
Schlumberger Ltd.	49,884	3,608,109
Transocean Ltd.	62,875	2,822,459

		11,478,236

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	79,413	2,680,189
Forest Laboratories, Inc. (a)	83,174	2,961,826
Merck & Co., Inc.	513,866	23,175,356
Pfizer, Inc.	204,353	5,078,172
Sanofi ADR (France)	93,680	4,033,861
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	293,900	12,170,399

		50,099,803

Real Estate Investment Trusts (REITS) — 0.5%
Weyerhaeuser Co.	133,320	3,484,985

	Number of Shares	Value
Retail — 6.4%
CVS Caremark Corp.	63,830	$3,090,649
Lowe’s Cos., Inc.	463,308	14,010,434
Target Corp.	307,747	19,532,702
Walgreen Co.	295,500	10,768,020

		47,401,805

Semiconductors — 2.1%
Analog Devices, Inc.	128,630	5,041,010
Applied Materials, Inc.	164,427	1,835,827
Texas Instruments, Inc.	101,001	2,782,577
Xilinx, Inc.	173,260	5,788,617

		15,448,031

Software — 0.9%
Microsoft Corp.	91,846	2,735,174
Oracle Corp.	134,825	4,245,639

		6,980,813

Telecommunications — 7.5%
AT&T, Inc.	324,956	12,250,841
CenturyLink, Inc.	80,689	3,259,836
Cisco Systems, Inc.	636,277	12,146,528
Juniper Networks, Inc. (a)	539,190	9,225,541
Motorola Solutions, Inc.	67,335	3,403,784
Verizon Communications, Inc.	242,460	11,048,902
Vodafone Group PLC Sponsored ADR (United Kingdom)	131,908	3,758,719

		55,094,151

Transportation — 0.4%
Norfolk Southern Corp.	49,195	3,130,279

TOTAL COMMON STOCK (Cost $608,116,136)		714,937,672

TOTAL EQUITIES (Cost $608,116,136)		714,937,672

MUTUAL FUNDS — 1.2%

Diversified Financial — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	8,679,905	8,679,905

TOTAL MUTUAL FUNDS (Cost $8,679,905)		8,679,905

TOTAL LONG-TERM INVESTMENTS (Cost $616,796,041)		723,617,577

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (d)	$24,065,705	$24,065,705

TOTAL SHORT-TERM INVESTMENTS (Cost $24,065,705)		24,065,705

TOTAL INVESTMENTS — 101.2% (Cost $640,861,746) (e)		747,683,282

Other Assets/(Liabilities) — (1.2)%		(8,732,571)

NET ASSETS — 100.0%		$738,950,711

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $8,496,916. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $24,065,726. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 5/25/41, and an aggregate market value, including accrued interest, of $24,551,161.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.5%

BANK LOANS — 2.6%
Engineering & Construction — 1.0%
Connolly Holdings, Inc., 2nd Lien Term Loan 10.500% 12/31/12	$603,441	$607,967
Valleycrest Companies LLC Extended Term Loan 0.000% 10/05/15	750,000	738,750

		1,346,717

Machinery – Diversified — 0.5%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 11/30/12	640,545	645,349

Media — 0.9%
Atlantic Broadband Finance LLC, 2nd Lien Term Loan 9.750% 12/31/12	1,104,467	1,151,683

Retail — 0.2%
AOT Bedding Super Holdings LLC, Term Loan 0.000% 9/19/19	270,151	268,849

TOTAL BANK LOANS (Cost $3,313,135)		3,412,598

CORPORATE DEBT — 93.9%
Advertising — 0.3%
inVentiv Health, Inc. (a) 10.000% 8/15/18	450,000	396,000

Aerospace & Defense — 2.2%
AAR Corp. (a) 7.250% 1/15/22	800,000	832,000
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	750,000	772,500
Ducommun, Inc. 9.750% 7/15/18	1,170,000	1,234,350

		2,838,850

Agriculture — 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. (a) 8.250% 5/01/18	395,000	358,463

Apparel — 1.8%
Perry Ellis International, Inc. 7.875% 4/01/19	1,710,000	1,769,850
Wolverine World Wide, Inc. (a) (b) 6.125% 10/15/20	535,000	551,050

		2,320,900

	Principal Amount	Value
Auto Parts & Equipment — 1.3%
Affinia Group, Inc. 9.000% 11/30/14	$1,700,000	$1,708,500

Automotive & Parts — 4.2%
Accuride Corp. 9.500% 8/01/18	1,265,000	1,299,787
American Axle & Manufacturing, Inc. 7.875% 3/01/17	665,000	693,263
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	323,475
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	500,000	541,250
International Automotive Components Group SA (a) 9.125% 6/01/18	1,460,000	1,401,600
Meritor, Inc. STEP 4.625% 3/01/26	715,000	639,478
Pittsburgh Glass Works LLC (a) 8.500% 4/15/16	10,000	9,300
Titan International, Inc. 7.875% 10/01/17	325,000	344,500
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	195,000	217,425

		5,470,078

Banks — 2.3%
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,434,180
CIT Group, Inc. 5.250% 3/15/18	1,435,000	1,539,038

		2,973,218

Building Materials — 2.3%
Interline Brands, Inc. 7.500% 11/15/18	460,000	497,950
Isabelle Acquisition Sub, Inc. (a) 10.000% 11/15/18	610,000	661,850
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (a) 10.000% 6/01/20	615,000	670,350
USG Corp. (a) 7.875% 3/30/20	1,000,000	1,081,250

		2,911,400

Chemicals — 2.8%
Ashland, Inc. (a) 4.750% 8/15/22	835,000	853,787
Ineos Finance PLC (a) 8.375% 2/15/19	930,000	978,825
Omnova Solutions, Inc. 7.875% 11/01/18	1,215,000	1,227,150

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tronox Finance LLC (a) 6.375% 8/15/20	$600,000	$606,000

		3,665,762

Coal — 0.2%
CONSOL Energy, Inc. 8.250% 4/01/20	250,000	261,875

Commercial Services — 1.4%
Cenveo Corp. 8.875% 2/01/18	665,000	630,088
Rent-A-Center, Inc. 6.625% 11/15/20	330,000	356,400
RR Donnelley & Sons Co. 7.250% 5/15/18	190,000	188,575
ServiceMaster Co. (a) 7.000% 8/15/20	600,000	615,000

		1,790,063

Computers — 0.3%
NCR Corp. (a) 5.000% 7/15/22	415,000	419,150

Diversified Financial — 2.6%
American General Finance Corp. 6.500% 9/15/17	425,000	359,125
Community Choice Financial, Inc. (a) 10.750% 5/01/19	780,000	760,500
International Lease Finance Corp. 5.750% 5/15/16	550,000	583,133
International Lease Finance Corp. 5.875% 4/01/19	275,000	291,579
International Lease Finance Corp. 8.625% 9/15/15	450,000	512,437
Nuveen Investments, Inc. (a) 9.125% 10/15/17	900,000	893,250

		3,400,024

Electric — 1.5%
Atlantic Power Corp. 9.000% 11/15/18	570,000	605,625
NRG Energy, Inc. (a) 6.625% 3/15/23	520,000	531,700
NRG Energy, Inc. 8.250% 9/01/20	675,000	735,750

		1,873,075

Electrical Components & Equipment — 1.0%
Anixter, Inc. 5.625% 5/01/19	400,000	418,000
International Wire Group Holdings, Inc. (a) (b) 8.500% 10/15/17	930,000	930,000

		1,348,000

	Principal Amount	Value
Entertainment — 0.7%
Jacobs Entertainment, Inc. 9.750% 6/15/14	$375,000	$375,000
Vail Resorts, Inc. 6.500% 5/01/19	230,000	250,125
WMG Acquisition Corp. 9.500% 6/15/16	207,000	225,371

		850,496

Environmental Controls — 0.5%
ADS Waste Holdings, Inc. (a) (b) 8.250% 10/01/20	260,000	265,200
Clean Harbors, Inc. (a) 5.250% 8/01/20	300,000	309,000

		574,200

Forest Products & Paper — 0.6%
Xerium Technologies, Inc. 8.875% 6/15/18	925,000	818,625

Hand & Machine Tools — 1.4%
Mcron Finance Sub LLC/Mcron Finance Corp. (a) 8.375% 5/15/19	830,000	854,900
Thermadyne Holdings Corp. 9.000% 12/15/17	875,000	931,875

		1,786,775

Health Care – Products — 1.8%
Alere, Inc. 9.000% 5/15/16	1,925,000	2,054,938
Teleflex, Inc. 6.875% 6/01/19	280,000	301,000

		2,355,938

Health Care – Services — 1.1%
HCA, Inc. 6.500% 2/15/20	410,000	456,125
HEALTHSOUTH Corp. 5.750% 11/01/24	720,000	732,600
HEALTHSOUTH Corp. 7.250% 10/01/18	220,000	238,150

		1,426,875

Home Builders — 1.0%
K Hovnanian Enterprises, Inc. (a) (b) 7.250% 10/15/20	690,000	707,250
K Hovnanian Enterprises, Inc. (a) (b) 9.125% 11/15/20	570,000	573,563

		1,280,813

Household Products — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 8.500% 5/15/18	350,000	355,250

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 9.000% 4/15/19	$780,000	$795,600

		1,150,850

Insurance — 1.4%
CNO Financial Group, Inc. (a) 6.375% 10/01/20	810,000	826,200
Hub International Ltd. (a) 8.125% 10/15/18	1,025,000	1,037,813

		1,864,013

Investment Companies — 1.3%
PBF Holding Co. LLC/PBF Finance Corp. (a) 8.250% 2/15/20	1,595,000	1,674,750

Leisure Time — 3.4%
Brunswick Corp. 7.125% 8/01/27	1,860,000	1,883,250
Brunswick Corp. 7.375% 9/01/23	285,000	294,262
Carlson Wagonlit BV (a) 6.875% 6/15/19	920,000	966,000
Sabre Holdings Corp. 8.350% 3/15/16	1,215,000	1,233,225

		4,376,737

Lodging — 2.1%
MGM Mirage 7.625% 1/15/17	375,000	397,500
MGM Resorts International (a) 6.750% 10/01/20	625,000	625,000
MGM Resorts International (a) 8.625% 2/01/19	460,000	501,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a) 5.375% 3/15/22	1,125,000	1,141,875

		2,665,775

Machinery – Diversified — 1.1%
Welltec A/S (a) 8.000% 2/01/19	1,412,000	1,468,480

Manufacturing — 3.4%
Bombardier, Inc. (a) 5.750% 3/15/22	1,050,000	1,076,250
Griffon Corp. 7.125% 4/01/18	870,000	921,112
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	1,760,000	1,760,000
Polypore International, Inc. 7.500% 11/15/17	600,000	646,500

		4,403,862

	Principal Amount	Value
Media — 3.8%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (a) 8.625% 11/15/17	$1,625,000	$1,734,687
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	795,000	858,600
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	635,000	701,675
Nara Cable Funding Ltd. (a) 8.875% 12/01/18	1,165,000	1,063,063
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	550,000	598,125

		4,956,150

Metal Fabricate & Hardware — 0.4%
Mueller Water Products, Inc. 7.375% 6/01/17	500,000	512,500

Mining — 1.4%
FMG Resources Property Ltd. (a) 6.000% 4/01/17	300,000	279,000
FMG Resources Property Ltd. (a) 6.875% 4/01/22	245,000	224,175
FMG Resources Property Ltd. (a) 7.000% 11/01/15	445,000	442,775
FMG Resources Property Ltd. (a) 8.250% 11/01/19	230,000	223,100
Kaiser Aluminum Corp. 8.250% 6/01/20	570,000	615,600

		1,784,650

Oil & Gas — 15.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	2,312,000	2,312,000
Aurora USA Oil & Gas, Inc. (a) 9.875% 2/15/17	1,545,000	1,645,425
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	1,275,000	1,370,625
Calumet Specialty Products Partners LP/Calumet Finance Corp. (a) 9.625% 8/01/20	1,030,000	1,109,825
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (a) 6.625% 11/15/19	230,000	220,800
Coffeyville Resources LLC/Coffeyville Finance, Inc. (a) 9.000% 4/01/15	800,000	854,000
Concho Resources, Inc. 5.500% 10/01/22	1,000,000	1,042,500

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Concho Resources, Inc. 6.500% 1/15/22	$370,000	$407,925
EP Energy LLC/Everest Acquisition Finance, Inc. (a) 7.750% 9/01/22	400,000	408,000
Halcon Resources Corp. (a) 9.750% 7/15/20	1,200,000	1,227,000
Hercules Offshore, Inc. (a) 7.125% 4/01/17	600,000	624,000
Hercules Offshore, Inc. (a) 10.250% 4/01/19	610,000	632,875
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 7.625% 4/15/21	440,000	484,000
Magnum Hunter Resources Corp. (a) 9.750% 5/15/20	530,000	540,600
MEG Energy Corp. (a) 6.500% 3/15/21	340,000	363,800
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (a) (b) 10.750% 10/01/20	925,000	964,312
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.500% 12/01/17	828,000	906,660
PetroBakken Energy Ltd. (a) 8.625% 2/01/20	465,000	483,600
Quicksilver Resources, Inc. 7.125% 4/01/16	790,000	675,450
Resolute Energy Corp. (a) 8.500% 5/01/20	625,000	640,625
Sandridge Energy, Inc. (a) 7.500% 2/15/23	385,000	396,550
Sandridge Energy, Inc. (a) 8.000% 6/01/18	320,000	336,000
SM Energy Co. (a) 6.500% 1/01/23	700,000	735,000
Unit Corp. 6.625% 5/15/21	535,000	552,388
Venoco, Inc. 8.875% 2/15/19	1,235,000	1,074,450

		20,008,410

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 5.875% 4/01/20	400,000	407,000

Packaging & Containers — 4.3%
Consolidation Container Co. LLC/Consolidation Container Capital, Inc. (a) 10.125% 7/15/20	1,000,000	1,065,000
Sealed Air Corp. (a) 6.875% 7/15/33	1,580,000	1,485,200

	Principal Amount	Value
Sealed Air Corp. (a) 8.375% 9/15/21	$249,000	$278,880
Silgan Holdings, Inc. 5.000% 4/01/20	1,500,000	1,569,375
Tekni-Plex, Inc. (a) 9.750% 6/01/19	1,140,000	1,219,800

		5,618,255

Pharmaceuticals — 3.3%
Grifols, Inc. 8.250% 2/01/18	466,000	514,930
Mylan, Inc. (a) 6.000% 11/15/18	550,000	583,000
Sky Growth Acquisition Corp. (a) 7.375% 10/15/20	505,000	507,525
Valeant Pharmaceuticals International (a) 6.750% 10/01/17	450,000	479,250
Valeant Pharmaceuticals International (a) 6.875% 12/01/18	225,000	236,813
Valeant Pharmaceuticals International (a) 7.000% 10/01/20	300,000	315,750
Warner Chilcott Corp. LLC 7.750% 9/15/18	1,535,000	1,638,612

		4,275,880

Pipelines — 2.1%
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (a) 9.375% 5/01/20	1,115,000	1,215,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	640,000	670,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	540,000	585,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (a) 5.875% 10/01/20	250,000	256,250

		2,727,900

Retail — 3.3%
Claire’s Stores, Inc. (a) 9.000% 3/15/19	555,000	575,812
Fiesta Restaurant Group, Inc. 8.875% 8/15/16	800,000	856,000
Landry’s, Inc. (a) 9.375% 5/01/20	930,000	981,150
Michaels Stores, Inc. (a) 7.750% 11/01/18	530,000	567,100
The Pantry, Inc. (a) 8.375% 8/01/20	640,000	656,000
Sonic Automotive, Inc. (a) 7.000% 7/15/22	550,000	588,500

		4,224,562

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans — 1.4%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. (a) 8.375% 2/15/18	$905,000	$941,200
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (c) 9.750% 4/01/17	750,000	235
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a) 9.500% 6/15/19	870,000	924,375

		1,865,810

Software — 6.6%
Audatex North America, Inc. (a) 6.750% 6/15/18	1,075,000	1,147,562
EVERTEC, Inc. 11.000% 10/01/18	2,715,000	2,898,262
Fidelity National Information Services, Inc. 5.000% 3/15/22	450,000	464,625
First Data Corp. (a) 7.375% 6/15/19	2,340,000	2,413,125
First Data Corp. 12.625% 1/15/21	258,000	267,353
Nuance Communications, Inc. (a) 5.375% 8/15/20	780,000	805,350
Sophia LP/Sophia Finance, Inc. (a) 9.750% 1/15/19	435,000	467,625

		8,463,902

Storage & Warehousing — 1.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	1,425,000	1,471,313

Telecommunications — 3.4%
CPI International, Inc. 8.000% 2/15/18	1,160,000	1,104,900
Frontier Communications Corp. 9.250% 7/01/21	855,000	989,662
Sprint Capital Corp. 6.900% 5/01/19	450,000	466,875
Sprint Nextel Corp. 11.500% 11/15/21	838,000	1,049,595
ViaSat, Inc. 8.875% 9/15/16	450,000	482,625
Windstream Corp. 7.500% 6/01/22	280,000	296,800

		4,390,457

Transportation — 1.8%
CHC Helicopter SA 9.250% 10/15/20	1,310,000	1,346,025

	Principal Amount	Value
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	$905,000	$986,450

		2,332,475

TOTAL CORPORATE DEBT (Cost $117,536,377)		121,472,811

TOTAL BONDS & NOTES (Cost $120,849,512)		124,885,409

TOTAL LONG-TERM INVESTMENTS (Cost $120,849,512)		124,885,409

SHORT-TERM INVESTMENTS — 4.6%
Time Deposits — 4.6%
Euro Time Deposit 0.010% 10/01/12	5,882,543	5,882,543

TOTAL SHORT-TERM INVESTMENTS (Cost $5,882,543)		5,882,543

TOTAL INVESTMENTS — 101.1% (Cost $126,732,055) (d)		130,767,952

Other Assets/(Liabilities) — (1.1)%		(1,419,411)

NET ASSETS — 100.0%		$129,348,541

Notes to Portfolio of Investments

ADS	American Depositary Share
STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $61,312,685 or 47.40% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2012, these securities amounted to a value of $235 or 0.00% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 127.6%

CORPORATE DEBT — 2.2%
Banks — 0.2%
Associated Banc-Corp. 1.875% 3/12/14	$1,050,000	$1,050,493

Insurance — 1.2%
Berkshire Hathaway, Inc. FRN 0.867% 2/11/13	2,900,000	2,906,435
Pacific Life Global Funding VRN (a) 3.843% 2/06/16	2,000,000	2,023,460

		4,929,895

Multi-National — 0.5%
International Bank for Reconstruction & Development FRN 2.330% 12/10/13	2,105,000	2,121,040

Telecommunications — 0.3%
Telefonica Emisiones SAU FRN 0.771% 2/04/13	1,275,000	1,270,558

TOTAL CORPORATE DEBT (Cost $9,106,425)		9,371,986

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority FRN 1.351% 4/26/27	450,000	454,392
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.901% 1/25/21	414,870	415,521

		869,913

TOTAL MUNICIPAL OBLIGATIONS (Cost $864,303)		869,913

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%
Automobile ABS — 7.4%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	2,070,090	2,070,879
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	1,075,000	1,077,711
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	109,584	109,592
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	13,541	13,542

	Principal Amount	Value
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.770% 3/15/20	$625,092	$625,208
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A (a) 5.680% 2/20/14	1,896,667	1,917,198
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	108,333	108,753
Bank of America Auto Trust, Series 2010-2, Class A3 1.310% 7/15/14	29,184	29,234
Bank of America Auto Trust, Series 2009-3A, Class A4 (a) 2.670% 12/15/16	860,177	868,154
Carnow Auto Receivables Trust, Series 2012-1A, Class A (a) 2.090% 1/15/15	336,381	336,489
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.978% 11/07/23	900,000	901,034
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.970% 9/15/21	3,146,679	3,180,087
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	1,030,000	1,035,280
CPS Auto Trust, Series 2010-A, Class A (a) 2.890% 3/15/16	238,810	239,030
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	1,060,000	1,059,820
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	650,000	650,470
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	600,000	599,812
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	224,875	225,914
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	478,312	482,329
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	1,075,000	1,074,891
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	100,332	100,486

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	$1,222,843	$1,234,566
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	70,896	70,944
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 (a) 4.260% 3/25/14	1,310,000	1,322,687
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	235,188	237,047
Navistar Financial 2012-A Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,275,000	1,281,238
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,195,624	1,198,707
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	639,173	640,434
Santander Drive Auto Receivables Trust, Series 2012-5, Class A2 0.570% 12/15/15	455,000	455,116
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	830,000	831,606
Santander Drive Auto Receivables Trust, Series 2012-3, Class A2 0.830% 4/15/15	795,000	796,965
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	177,545	177,637
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	336,117	337,399
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	2,175,000	2,191,227
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	2,250,000	2,257,015
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	396,009	394,752
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	665,000	664,896
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	320,000	322,899

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2010-1A, Class B (a) 5.000% 5/15/15	$87,856	$88,090

		31,209,138

Commercial MBS — 0.7%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.712% 4/12/38	1,950,552	2,013,748
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	326,827	329,606
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	626,005	623,676

		2,967,030

Credit Card ABS — 0.2%
Discover Card Master Trust, Series 2012-A2, Class A2 FRN 0.370% 10/17/16	1,100,000	1,101,534

Home Equity ABS — 1.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.486% 8/25/35	334,389	328,448
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.666% 4/25/35	524,483	509,939
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.576% 7/25/35	227,742	223,623
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.586% 11/25/34	296,212	294,165
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.800% 8/28/44	78,610	77,831
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.596% 11/25/35	117,648	117,237
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.646% 4/25/35	150,899	147,140
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.446% 9/25/34	93,667	92,304
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.616% 4/25/35	454,700	434,053

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.396% 7/25/36	$282,014	$280,500
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.626% 11/25/35	666,176	660,678
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.666% 3/25/35	628,158	573,965
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.950% 6/28/35	765,214	691,396
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.516% 6/25/35	553,675	549,951
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.686% 5/25/35	321,404	308,045
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.596% 8/25/35	516,675	508,347
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.716% 3/25/35	191,180	182,765
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.406% 3/25/36	291,041	287,493
Structured Asset Investment Loan Trust, Series 2005-2, Class A1 FRN 0.736% 3/25/35	7,631	7,632
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.766% 12/25/32	36,568	36,220

		6,311,732

Other ABS — 5.2%
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (a) 0.450% 11/15/40	1,018,001	937,674
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	1,870,000	1,873,859
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.400% 8/18/21	625,992	611,659
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.020% 12/15/15	700,000	700,874
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	84,563	84,579
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	800,000	801,852

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.480% 6/02/17	$475,000	$475,846
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	970,000	970,000
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	125,869	125,934
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A (a) 5.362% 10/20/28	357,994	361,094
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	691,000	691,005
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	266,095	266,156
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	1,280,000	1,317,120
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.919% 10/17/16	900,000	900,019
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.420% 2/15/16	625,000	626,920
PFS Financing Corp., Series 2010-DA, Class A FRN (a) 1.670% 2/15/15	4,400,000	4,417,659
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.368% 3/20/19	275,549	270,896
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.218% 9/20/19	553,870	550,801
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	1,076,467	1,089,866
TAL Advantage LLC, Series 2006-1A FRN (a) 0.408% 4/20/21	394,167	385,937
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	117,944	118,085
Tax Liens Securitization Trust, Series 2010-1A, Class 2A2 (a) 2.000% 4/15/18	59,495	59,495
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.470% 5/15/20	1,756,000	1,730,175
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.620% 10/15/15	296,000	296,229

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.720% 7/15/41	$900,834	$901,520
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,430,000	1,431,788

		21,997,042

Student Loans ABS — 9.8%
Access Group, Inc., Series 2007-1, Class A2 FRN 0.481% 4/25/17	590,830	586,657
Access Group, Inc., Series 2002-1, Class A2 FRN 0.549% 9/25/25	270,100	269,316
Access Group, Inc., Series 2007-A, Class A2 FRN 0.556% 8/25/26	252,379	244,344
Access Group, Inc., Series 2005-2, Class A2 FRN 0.563% 11/22/19	387,450	387,156
Access Group, Inc., Series 2003-1, Class A2 FRN 0.629% 12/27/16	740,359	736,790
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.479% 9/25/23	250,469	250,051
Brazos Higher Education Authority Series 2004-I, Class A2 FRN 0.529% 6/27/22	2,293,835	2,285,394
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.547% 12/26/18	540,360	539,225
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	43,591	43,561
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.224% 1/25/47	1,175,000	998,750
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.565% 10/15/21	108,540	108,443
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.611% 4/25/21	398,727	398,105
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.452% 12/28/21	806,524	803,338
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.462% 12/28/21	323,612	322,856

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.548% 12/15/22	$1,249,283	$1,245,324
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.717% 6/15/43	750,000	720,000
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.719% 12/15/42	550,000	541,741
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.731% 12/15/32	1,000,000	992,282
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	250,000	181,226
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN 0.668% 6/25/22	1,750,000	1,750,000
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.496% 5/25/23	465,675	457,265
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.526% 8/25/25	1,906,132	1,893,017
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	425,000	389,464
Higher Education Funding Hef 2005 1 A2 FRN 0.526% 2/25/24	719,517	718,550
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.737% 1/01/44	425,000	387,708
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.740% 1/01/44	300,000	261,100
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.443% 6/27/25	218,252	217,707
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.711% 10/25/32	215,611	202,764
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.818% 9/20/22	642,737	644,811
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.326% 3/25/26	1,051,470	1,037,957
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.596% 5/25/27	700,845	694,698

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.016% 4/25/46	$315,683	$318,273
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.547% 10/28/26	568,397	566,313
Northstar Education Finance, Inc., Series 2004-2 FRN 0.567% 4/28/16	561,524	560,801
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.531% 1/25/18	866,294	864,807
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.575% 1/15/19	2,339,530	2,326,039
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	550,000	513,540
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.438% 9/15/20	33,411	33,381
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.528% 12/15/22	607,591	605,852
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.531% 4/27/20	91,628	91,316
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.541% 4/25/22	43,538	43,537
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.541% 4/25/22	17,801	17,801
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.568% 3/15/19	588,120	588,002
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.588% 12/17/18	54,359	54,385
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.608% 12/15/17	211,397	211,553
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.651% 1/25/16	168,832	168,920
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.701% 1/25/19	158,550	158,727
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.951% 10/25/17	382,975	384,694

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.958% 9/15/39	$1,198,811	$951,703
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.978% 3/15/38	443,588	354,211
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.038% 12/15/38	925,530	777,041
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.320% 12/15/21	541,916	546,037
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.320% 8/15/23	615,979	620,908
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.501% 7/25/16	128,866	130,730
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.620% 8/15/25	555,115	562,843
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.708% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.717% 12/15/16	3,050,000	3,050,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.870% 12/15/17	1,180,602	1,187,898
SLM Student Loan Trust, Series 2003-5, Class A7 2.490% 6/17/30	100,000	92,184
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.731% 9/15/28	750,000	705,836
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.731% 9/15/39	950,000	755,013
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.567% 7/28/26	421,179	417,648
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.637% 10/28/28	372,603	371,317
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.901% 1/25/21	587,477	588,394
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.820% 9/01/22	981,750	981,237

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.606% 5/25/30	$984,818	$984,355

		41,494,896

WL Collateral CMO — 0.4%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.496% 6/25/36	59,864	59,864
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	603,356	608,258
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	977,317	979,761

		1,647,883

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2006-WF1, Class A4 FRN 0.386% 2/25/36	64,176	64,150
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.466% 11/25/37	448,095	438,782

		502,932

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,755,936)		107,232,187

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.5%
Pass-Through Securities — 0.5%
Government National Mortgage Association II FRN, Pool #82462 3.500% 1/20/40	631,011	672,194
Federal Home Loan Mortgage Corp. FRN, Pool #1Q0239 2.381% 3/01/37	1,473,862	1,584,863

		2,257,057

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,171,815)		2,257,057

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Bonds & Notes — 99.4%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	17,398,724	18,438,576

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 0.125% 4/15/17	$8,136,375	$8,765,040
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	21,260,400	23,207,045
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	11,572,857	12,646,054
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	4,869,097	5,115,595
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	14,934,882	17,096,945
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	5,896,875	6,406,860
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	19,258,104	22,798,282
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	12,992,760	13,508,417
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	17,877,661	21,373,583
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	3,490,674	4,091,726
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,477,040	10,142,643
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	14,940,498	16,013,181
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	9,023,603	10,558,319
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	8,006,396	10,366,410
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	11,798,171	12,977,067
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	8,424,385	10,348,834
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	7,471,723	7,800,942
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	15,280,469	16,297,568
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	12,838,040	14,390,647
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	9,334,133	12,264,173
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	8,799,734	10,798,232
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	5,698,360	8,316,933
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	8,642,984	12,696,406
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	10,567,125	12,394,086
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	14,332,278	19,453,831
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	7,664,006	10,578,720

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	$10,211,760	$11,856,017
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,470,820	10,686,194
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	10,740,807	12,978,751
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,227,350	5,358,408
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,109,604	14,459,364
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,133,474	16,822,357

		421,007,206

TOTAL U.S. TREASURY OBLIGATIONS (Cost $372,212,800)		421,007,206

TOTAL BONDS & NOTES (Cost $487,111,279)		540,738,349

TOTAL LONG-TERM INVESTMENTS (Cost $487,111,279)		540,738,349

SHORT-TERM INVESTMENTS — 54.8%
Commercial Paper — 54.8%
AGL Capital Corp. (a) 0.487% 11/14/12	6,400,000	6,396,075
Airgas, Inc. (a) 0.558% 12/05/12	2,986,000	2,982,944
Airgas, Inc. (a) 0.558% 12/13/12	3,400,000	3,396,104
Apache Corp. (a) 0.456% 10/12/12	6,400,000	6,398,960
BAT International Finance (a) 0.578% 11/08/12	6,500,000	6,495,883
Bacardi Ltd. (a) 0.446% 10/03/12	5,200,000	5,199,746
Bacardi Ltd. (a) 0.456% 10/10/12	1,200,000	1,199,835
Bemis Co., Inc. (a) 0.415% 10/03/12	3,700,000	3,699,831
Centrica PLC (a) 0.864% 1/10/13	6,400,000	6,384,436
Covidien International Finance (a) 0.466% 10/01/12	3,600,000	3,599,908
Daimler Finance North America LLC (a) 0.507% 12/04/12	6,400,000	6,394,133
DCP Midstream LLC (a) 0.517% 10/22/12	6,400,000	6,397,915

	Principal Amount	Value
DENTSPLY International, Inc. (a) 0.476% 10/22/12	$6,500,000	$6,498,048
Dominion Resources (a) 0.477% 1/07/13	6,400,000	6,391,644
Duke Energy Corp. (a) 0.476% 10/09/12	6,400,000	6,399,164
Enbridge Energy Partners LP (a) 0.426% 10/31/12	515,000	514,808
Enbridge Energy Partners LP (a) 0.466% 10/01/12	3,250,000	3,249,917
FMC Technologies, Inc. (a) 0.497% 10/09/12	6,400,000	6,399,129
Glencore Funding LLC 0.720% 11/13/12	6,400,000	6,394,240
Holcim US Finance Sarl & Cie (a) 0.558% 10/30/12	6,400,000	6,396,969
Kinder Morgan Energy (a) 0.507% 10/30/12	6,400,000	6,397,244
Marathon Oil Corp. (a) 0.466% 10/05/12	2,200,000	2,199,831
Marathon Oil Corp. (a) 0.466% 10/10/12	4,200,000	4,199,410
National Fuel Gas Co. 0.456% 10/25/12	6,400,000	6,397,920
National Grid USA (a) 0.783% 10/12/12	6,400,000	6,398,220
NextEra Energy Capital Holding, Inc. (a) 0.456% 10/02/12	6,400,000	6,399,760
Nissan Motor Acceptance Corp. (a) 0.480% 10/04/12	6,400,000	6,399,573
Northeast Utilities (a) 0.527% 10/23/12	6,400,000	6,397,781
ONEOK, Inc. (a) 0.436% 10/04/12	6,400,000	6,399,618
Sempra Energy Holding (a) 0.568% 10/23/12	6,400,000	6,397,611
Suncor Energy, Inc. (a) 0.507% 10/15/12	6,400,000	6,398,578
Talisman Energy, Inc. (a) 0.578% 12/10/12	5,000,000	4,994,300
Talisman Energy, Inc. (a) 0.578% 12/21/12	1,400,000	1,398,160
Tesco Treasury Services PLC (a) 0.609% 12/27/12	6,400,000	6,390,507
TransCanada PipeLines, Ltd. (a) 0.517% 10/09/12	6,400,000	6,399,093
Union Bank 0.436% 12/11/12	10,500,000	10,490,845
Vodafone Group PLC (a) 0.860% 11/02/12	6,200,000	6,194,964
Volvo Group Treasury (a) 0.517% 11/26/12	6,300,000	6,294,824

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. (a) 0.609% 10/17/12	$6,400,000	$6,398,080
Wellpoint, Inc. (a) 0.487% 10/26/12	6,000,000	5,997,840
Westar Energy, Inc. (a) 0.456% 11/05/12	6,400,000	6,397,040
WPP CP Finance PLC (a) 0.486% 10/02/12	6,400,000	6,399,744

		232,130,632

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (c)	3,131	3,131

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/01/12	13,924	13,924

TOTAL SHORT-TERM INVESTMENTS (Cost $232,147,687)		232,147,687

TOTAL INVESTMENTS — 182.4% (Cost $719,258,966) (d)		772,886,036

Other Assets/(Liabilities) — (82.4)%		(349,062,125)

NET ASSETS — 100.0%		$423,823,911

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $272,279,541 or 64.24% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $3,131. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $3,895.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.3%

CORPORATE DEBT — 33.5%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$1,365,000	$1,532,327
WPP Finance 2010 4.750% 11/21/21	763,000	835,917

		2,368,244

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	797,246
Goodrich Corp. 6.125% 3/01/19	250,000	312,662
L-3 Communications Corp. 4.750% 7/15/20	100,000	110,404
L-3 Communications Corp. 6.375% 10/15/15	536,000	542,164
United Technologies Corp. 6.125% 7/15/38	350,000	474,770

		2,237,246

Agriculture — 0.3%
Altria Group, Inc. 2.850% 8/09/22	1,000,000	997,677
Altria Group, Inc. 4.250% 8/09/42	515,000	511,870
Altria Group, Inc. 9.700% 11/10/18	112,000	160,418
Altria Group, Inc. 9.950% 11/10/38	170,000	285,831
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,258,100
Philip Morris International, Inc. 6.375% 5/16/38	160,000	221,643

		3,435,539

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	143,080	62,955

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	938,969

Banks — 2.0%
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,537,056
Bank of America Corp. 3.625% 3/17/16	925,000	975,511
Bank of America Corp. 4.500% 4/01/15	700,000	749,837
Bank of America Corp. 5.750% 12/01/17	780,000	897,434

	Principal Amount	Value
Bank of America Corp. 5.875% 2/07/42	$470,000	$549,388
Bank of America Corp. Series L 5.650% 5/01/18	460,000	524,481
Barclays Bank PLC 5.000% 9/22/16	200,000	222,123
Capital One Financial Corp. 2.125% 7/15/14	550,000	561,201
Capital One Financial Corp. 7.375% 5/23/14	455,000	500,766
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,541,089
Credit Suisse New York 5.500% 5/01/14	400,000	427,190
Deutsche Bank AG 3.250% 1/11/16	45,000	47,665
Export-Import Bank of Korea 4.000% 1/11/17	650,000	711,566
First Horizon National Corp. 5.375% 12/15/15	1,300,000	1,422,262
HSBC Holdings PLC 6.500% 9/15/37	570,000	674,143
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	932,041
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,115,000	1,174,851
ICICI Bank Ltd./Dubai (a) 4.700% 2/21/18	1,250,000	1,300,427
Regions Financial Corp. 7.750% 11/10/14	2,000,000	2,225,000
The Toronto-Dominion Bank 2.375% 10/19/16	1,010,000	1,062,360
UBS AG 5.750% 4/25/18	1,095,000	1,290,379
Wachovia Bank NA 5.850% 2/01/37	25,000	31,442
Wachovia Bank NA 6.600% 1/15/38	325,000	451,736
Wachovia Corp. 5.750% 6/15/17	910,000	1,090,717
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,188,249
Wells Fargo & Co. 4.600% 4/01/21	210,000	242,571

		22,331,485

Beverages — 0.2%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	125,000	179,726
Molson Coors Brewing Co. 5.000% 5/01/42	400,000	446,890

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pernod-Ricard SA (a) 2.950% 1/15/17	$1,400,000	$1,460,620

		2,087,236

Biotechnology — 0.2%
Amgen, Inc. 3.875% 11/15/21	1,400,000	1,504,329
Amgen, Inc. 5.150% 11/15/41	950,000	1,058,569

		2,562,898

Building Materials — 0.8%
CRH America, Inc. 8.125% 7/15/18	95,000	115,528
Lafarge North America, Inc. 6.875% 7/15/13	2,640,000	2,715,370
Lafarge SA (a) 6.200% 7/09/15	2,300,000	2,484,000
Masco Corp. 4.800% 6/15/15	1,875,000	1,974,892
Masco Corp. 7.125% 8/15/13	840,000	873,922
Owens Corning, Inc. 9.000% 6/15/19	590,000	742,547

		8,906,259

Chemicals — 0.8%
Braskem Finance Ltd. (a) 5.750% 4/15/21	975,000	1,033,500
Cabot Corp. 5.000% 10/01/16	2,215,000	2,485,914
Cytec Industries, Inc. 8.950% 7/01/17	250,000	308,915
The Dow Chemical Co. 8.550% 5/15/19	250,000	335,241
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	144,563
Ecolab, Inc. 4.350% 12/08/21	375,000	425,427
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,300,000	1,348,762
Methanex Corp. 5.250% 3/01/22	350,000	373,906
RPM International, Inc. 6.250% 12/15/13	2,310,000	2,426,262
Valspar Corp. 7.250% 6/15/19	315,000	389,501

		9,271,991

Commercial Services — 0.1%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,058,747
Deluxe Corp. 7.375% 6/01/15	120,000	122,100

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$250,000	$258,125
ERAC USA Finance Co. (a) 6.700% 6/01/34	125,000	149,259

		1,588,231

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	160,000	166,000
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	86,400
Electronic Data Systems LLC 7.450% 10/15/29	300,000	361,303
Hewlett-Packard Co. 5.500% 3/01/18	750,000	854,559
HP Enterprise Services LLC Series B 6.000% 8/01/13	360,000	375,225
International Business Machines Corp. 5.600% 11/30/39	600,000	799,737

		2,643,224

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	238,891

Diversified Financial — 4.5%
American Express Co. 6.150% 8/28/17	295,000	358,848
American Express Co. 7.250% 5/20/14	325,000	358,718
American Express Co. 8.125% 5/20/19	810,000	1,095,797
BlackRock, Inc. 5.000% 12/10/19	580,000	689,206
BlackRock, Inc. 6.250% 9/15/17	295,000	360,943
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,711,614
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,271,730
Citigroup, Inc. 5.500% 10/15/14	610,000	657,787
Citigroup, Inc. 5.875% 5/29/37	490,000	576,209
Citigroup, Inc. 5.875% 1/30/42	475,000	572,278
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,088,218
Citigroup, Inc. 8.500% 5/22/19	486,000	642,738
Eaton Vance Corp. 6.500% 10/02/17	905,000	1,092,873
ERAC USA Finance LLC (a) 2.750% 7/01/13	1,100,000	1,115,638

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (a) 5.800% 10/15/12	$1,345,000	$1,347,171
Ford Motor Credit Co. LLC 2.750% 5/15/15	1,500,000	1,529,755
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,250,000	1,272,365
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,420,000	1,484,035
Ford Motor Credit Co. LLC 8.700% 10/01/14	2,200,000	2,497,336
General Electric Capital Corp. 3.350% 10/17/16	555,000	597,533
General Electric Capital Corp. 5.300% 2/11/21	1,300,000	1,491,837
General Electric Capital Corp. 5.375% 10/20/16	590,000	678,895
General Electric Capital Corp. 5.500% 1/08/20	115,000	136,047
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,389,549
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	936,514
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	400,858
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,060,168
The Goldman Sachs Group, Inc. 5.450% 11/01/12	3,360,000	3,373,185
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,074,552
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,094,282
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	376,518
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	336,580
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	369,592
Hyundai Capital America (a) (c) 1.625% 10/02/15	680,000	680,337
Hyundai Capital America (a) 4.000% 6/08/17	575,000	620,195
International Lease Finance Corp. 5.625% 9/20/13	390,000	402,187
Janus Capital Group, Inc. 6.700% 6/15/17	1,750,000	1,980,674
JP Morgan Chase & Co. 3.450% 3/01/16	1,965,000	2,095,181
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,053,787
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,890,321

	Principal Amount	Value
JP Morgan Chase & Co. 5.600% 7/15/41	$1,125,000	$1,349,070
Lazard Group LLC 6.850% 6/15/17	450,000	507,873
Lazard Group LLC 7.125% 5/15/15	1,330,000	1,466,735
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,595,000	1,619,372
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	502,343
Morgan Stanley 3.800% 4/29/16	600,000	620,004
Morgan Stanley 4.200% 11/20/14	1,765,000	1,834,672
Morgan Stanley 5.450% 1/09/17	330,000	359,899
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	1,148,940
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	229,364
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	315,208

		51,715,531

Electric — 2.5%
The AES Corp. 7.750% 10/15/15	700,000	791,000
Ameren Corp. 8.875% 5/15/14	2,190,000	2,436,088
CMS Energy Corp. 2.750% 5/15/14	3,830,000	3,885,221
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,404,974
CMS Energy Corp. 6.875% 12/15/15	235,000	266,744
EDP Finance BV (a) 5.375% 11/02/12	6,326,000	6,341,366
Exelon Generation Co. LLC 5.200% 10/01/19	785,000	891,272
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	971,772
Florida Power & Light Co. 4.950% 6/01/35	630,000	753,754
Georgia Power Co. 4.300% 3/15/42	993,000	1,059,279
Kansas Gas & Electric Co. 5.647% 3/29/21	261,348	285,947
Kiowa Power Partners LLC (a) 4.811% 12/30/13	65,239	65,693
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,206,004

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MidAmerican Energy Holdings Co. 5.950% 5/15/37	$1,100,000	$1,378,594
Nevada Power Co. Series N 6.650% 4/01/36	550,000	758,592
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,123,113
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	74,049
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	646,104
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	693,804
Southern California Edison Co. 5.950% 2/01/38	545,000	732,742
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	135,819	138,624
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	278,628	306,722
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	645,158
Union Electric Co. 6.700% 2/01/19	505,000	645,848
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	894,247
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	443,409

		28,840,120

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	600,000	636,750
Energizer Holdings, Inc. 4.700% 5/24/22	1,025,000	1,087,195

		1,723,945

Electronics — 0.4%
Amphenol Corp. 4.000% 2/01/22	475,000	501,393
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	818,746
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,120,379
PerkinElmer, Inc. 5.000% 11/15/21	600,000	667,760
Tech Data Corp. 3.750% 9/21/17	885,000	900,984

		5,009,262

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,135,000	1,157,929

	Principal Amount	Value
Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	$550,000	$601,622
Peninsula Gaming LLC 8.375% 8/15/15	1,085,000	1,133,825

		1,735,447

Environmental Controls — 0.2%
Republic Services, Inc. 3.800% 5/15/18	595,000	661,588
Republic Services, Inc. 5.250% 11/15/21	100,000	118,379
Waste Management, Inc. 2.900% 9/15/22	1,305,000	1,303,079
Waste Management, Inc. 6.100% 3/15/18	90,000	108,128

		2,191,174

Foods — 0.5%
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	583,483
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,019,379
General Mills, Inc. 5.400% 6/15/40	70,000	85,430
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,207,914
Kraft Foods, Inc. 6.500% 2/09/40	375,000	507,949
Ralcorp Holdings, Inc. 4.950% 8/15/20	600,000	629,155
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,100,000	1,165,758
Tyson Foods, Inc. 4.500% 6/15/22	850,000	890,375

		6,089,443

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	425,000	482,597
International Paper Co. 7.300% 11/15/39	765,000	1,012,642
International Paper Co. 9.375% 5/15/19	200,000	270,445
The Mead Corp. 7.550% 3/01/47	1,000,000	1,068,923
Rock-Tenn Co. 5.625% 3/15/13	120,000	121,500

		2,956,107

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	494,588

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	$2,650,000	$2,833,430
Boston Scientific Corp. 6.000% 1/15/20	650,000	772,624
Johnson & Johnson 5.850% 7/15/38	175,000	247,995

		3,854,049

Health Care – Services — 1.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	1,400,000	1,435,000
Cigna Corp. 2.750% 11/15/16	800,000	843,642
Cigna Corp. 5.125% 6/15/20	450,000	519,404
HCA, Inc. 8.500% 4/15/19	5,130,000	5,784,075
Kaiser Foundation Hospitals 3.500% 4/01/22	375,000	397,170
Roche Holdings, Inc. (a) 6.000% 3/01/19	170,000	213,433
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	1,024,699
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,610,369
WellPoint, Inc. 3.300% 1/15/23	875,000	885,002
WellPoint, Inc. 4.350% 8/15/20	1,185,000	1,300,067

		14,012,861

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	857,160
Leucadia National Corp. 7.750% 8/15/13	1,680,000	1,755,600

		2,612,760

Home Builders — 0.2%
Pulte Group, Inc. 6.250% 2/15/13	1,940,000	1,978,800
Toll Brothers Finance Corp. 4.950% 3/15/14	550,000	575,976

		2,554,776

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	220,000	244,555

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	687,257

	Principal Amount	Value
Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	$670,000	$678,862
Toro Co. 7.800% 6/15/27	235,000	281,374

		960,236

Insurance — 1.0%
Aflac, Inc. 8.500% 5/15/19	285,000	381,728
The Allstate Corp. 5.550% 5/09/35	630,000	772,642
The Allstate Corp. 7.450% 5/16/19	90,000	117,809
American International Group, Inc. 3.000% 3/20/15	1,200,000	1,242,570
American International Group, Inc. 3.650% 1/15/14	225,000	231,646
CNA Financial Corp. 7.350% 11/15/19	670,000	831,364
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	225,000	241,838
The Hartford Financial Services Group, Inc. 5.375% 3/15/17	325,000	362,489
ING US, Inc. (a) 5.500% 7/15/22	600,000	625,910
Lincoln National Corp. 4.300% 6/15/15	425,000	454,054
Lincoln National Corp. 8.750% 7/01/19	670,000	877,886
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	955,102
MetLife, Inc. Series A 6.817% 8/15/18	145,000	182,453
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	386,665
Prudential Financial, Inc. 3.875% 1/14/15	615,000	653,209
Prudential Financial, Inc. 4.500% 11/15/20	475,000	528,257
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,343,589
Prudential Financial, Inc. 6.200% 11/15/40	350,000	418,058
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	741,327

		11,348,596

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,250,000	1,478,704

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
Xstrata Finance Canada (a) 2.850% 11/10/14	$1,000,000	$1,028,041
Xstrata Finance Canada (a) 5.800% 11/15/16	240,000	271,160

		1,299,201

Iron & Steel — 1.0%
Allegheny Technologies, Inc. 5.950% 1/15/21	650,000	717,500
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	284,244
ArcelorMittal 4.000% 8/05/15	3,850,000	3,825,668
ArcelorMittal 5.500% 8/05/20	1,200,000	1,154,327
ArcelorMittal 9.250% 2/15/15	2,010,000	2,211,000
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,095,269
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,153,664

		11,441,672

Lodging — 0.5%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,188,037
Marriott International, Inc. 5.810% 11/10/15	300,000	338,973
Marriott International, Inc. 6.200% 6/15/16	945,000	1,085,037
Marriott International, Inc./DE 3.250% 9/15/22	1,345,000	1,352,030
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	352,951
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,759
Wynn Las Vegas LLC 7.750% 8/15/20	750,000	834,375

		5,158,162

Machinery – Diversified — 0.1%
Xylem, Inc. 3.550% 9/20/16	800,000	854,845
Xylem, Inc. 4.875% 10/01/21	375,000	422,601

		1,277,446

Manufacturing — 0.6%
Cooper US, Inc. 6.100% 7/01/17	535,000	645,863
General Electric Co. 5.250% 12/06/17	335,000	396,366
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	383,339

	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	$590,000	$664,272
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	530,000	624,335
Textron, Inc. 6.200% 3/15/15	1,050,000	1,153,379
Textron, Inc. 7.250% 10/01/19	730,000	861,502
Tyco Electronics Group SA 6.550% 10/01/17	1,775,000	2,146,536
Tyco Electronics Group SA 7.125% 10/01/37	335,000	447,919

		7,323,511

Media — 1.2%
BSKYB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,607,405
CBS Corp. 7.875% 7/30/30	315,000	428,458
Comcast Corp. 6.400% 5/15/38	190,000	243,318
Comcast Corp. 6.950% 8/15/37	515,000	701,100
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	1,300,000	1,408,875
Grupo Televisa SAB 6.625% 1/15/40	109,000	143,801
NBCUniversal Media LLC 6.400% 4/30/40	65,000	82,501
News America, Inc. 6.900% 8/15/39	420,000	545,005
News America, Inc. 8.000% 10/17/16	1,500,000	1,887,963
Scholastic Corp. 5.000% 4/15/13	1,680,000	1,692,600
Time Warner Cable, Inc. 4.000% 9/01/21	550,000	606,421
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,283,744
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	100,667
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	442,501
Time Warner, Inc. 4.700% 1/15/21	650,000	746,566
Time Warner, Inc. 5.875% 11/15/16	710,000	841,916
Time Warner, Inc. 6.100% 7/15/40	650,000	806,025
Time Warner, Inc. 6.250% 3/29/41	210,000	266,047

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viacom, Inc. 6.250% 4/30/16	$265,000	$310,755

		14,145,668

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	875,000	943,522

Mining — 0.5%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	900,000	916,495
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,100,000	1,127,733
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,095,193
Teck Resources Ltd. 10.750% 5/15/19	273,000	328,992
Vale Overseas Ltd. 5.625% 9/15/19	200,000	225,004
Vale Overseas Ltd. 6.250% 1/11/16	770,000	868,375
Vale Overseas Ltd. 6.250% 1/23/17	380,000	439,457
Vale Overseas Ltd. 6.875% 11/10/39	335,000	390,732
Vulcan Materials Co. 6.500% 12/01/16	540,000	592,650

		5,984,631

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	475,000	504,477
Xerox Corp. 5.625% 12/15/19	85,000	96,594

		601,071

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	1,600,000	1,719,126

Oil & Gas — 2.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,411,236
Anadarko Petroleum Corp. 6.450% 9/15/36	545,000	675,223
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	657,148
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	736,361
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	193,350
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	2,074,669
ConocoPhillips 6.500% 2/01/39	475,000	683,533

	Principal Amount	Value
Devon Energy Corp. 5.600% 7/15/41	$700,000	$830,522
Devon Energy Corp. 6.300% 1/15/19	260,000	322,796
EQT Corp. 4.875% 11/15/21	500,000	525,826
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	979,118
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	870,701
Nexen, Inc. 7.500% 7/30/39	150,000	213,765
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	175,700
PetroBakken Energy Ltd., Convertible (d) 3.125% 2/08/16	1,400,000	1,384,600
Petrobras International Finance Co. 3.875% 1/27/16	900,000	952,029
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,132,405
Petrobras International Finance Co. 6.750% 1/27/41	425,000	527,486
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,395,275
Phillips 66 (a) 4.300% 4/01/22	500,000	547,428
Phillips 66 (a) 5.875% 5/01/42	450,000	534,321
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,310,113
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,307,406
Rowan Cos., Inc. 5.000% 9/01/17	690,000	761,116
Shell International Finance BV 5.500% 3/25/40	325,000	429,025
Talisman Energy, Inc. 5.500% 5/15/42	600,000	675,671
Talisman Energy, Inc. 7.750% 6/01/19	545,000	692,780
Tesoro Corp. 6.500% 6/01/17	275,000	284,281
Transocean, Inc. 5.050% 12/15/16	900,000	1,005,711
Valero Energy Corp. 6.125% 2/01/20	800,000	971,714

		25,261,309

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	980,576

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. 4.500% 4/15/22	$650,000	$679,786
Weatherford International Ltd. 5.950% 4/15/42	475,000	499,689

		2,160,051

Packaging & Containers — 0.3%
Bemis Co., Inc. 6.800% 8/01/19	840,000	1,021,978
Sealed Air Corp. (a) 5.625% 7/15/13	1,260,000	1,291,500
Sealed Air Corp. 7.875% 6/15/17	1,050,000	1,123,500
Sonoco Products Co. 4.375% 11/01/21	475,000	511,308

		3,948,286

Pharmaceuticals — 0.7%
Abbott Laboratories 5.600% 11/30/17	380,000	466,331
McKesson Corp. 4.750% 3/01/21	600,000	699,002
McKesson Corp. 6.000% 3/01/41	550,000	751,283
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,152,473
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	727,488
Medco Health Solutions, Inc. 2.750% 9/15/15	1,880,000	1,966,548
Merck & Co., Inc. 5.850% 6/30/39	180,000	246,631
Mylan, Inc. (a) 7.625% 7/15/17	550,000	609,125
Pfizer, Inc. 7.200% 3/15/39	395,000	619,095
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	395,000	521,849
Wyeth 6.000% 2/15/36	360,000	486,276

		8,246,101

Pipelines — 1.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	220,467
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	538,555
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	539,073
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	44,990
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,125,758

	Principal Amount	Value
Energy Transfer Partners LP 9.700% 3/15/19	$1,050,000	$1,387,473
Enogex LLC (a) 6.875% 7/15/14	1,595,000	1,707,494
Enterprise Products Operating LP 3.200% 2/01/16	450,000	474,406
Enterprise Products Operating LP 5.950% 2/01/41	455,000	538,230
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	205,515
Kern River Funding Corp. (a) 4.893% 4/30/18	487,944	533,474
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	217,273
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	180,589
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	223,770
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,926,341
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	689,403
ONEOK Partners LP 3.250% 2/01/16	450,000	474,532
ONEOK Partners LP 6.125% 2/01/41	440,000	528,495
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	2,030,000	2,070,600
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	363,731
Texas Eastern Transmission LP (a) 6.000% 9/15/17	230,000	274,804
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	176,335
Williams Partners LP 5.250% 3/15/20	1,415,000	1,639,729

		18,081,037

Real Estate — 0.4%
AMB Property LP 4.500% 8/15/17	760,000	817,947
Colonial Realty LP 6.150% 4/15/13	565,000	577,190
Colonial Realty LP 6.250% 6/15/14	358,000	383,980
Post Apartment Homes LP 6.300% 6/01/13	448,000	461,400
ProLogis LP 5.625% 11/15/16	1,655,000	1,844,954
ProLogis LP 6.125% 12/01/16	82,000	93,633

		4,179,104

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 4.625% 4/01/15	$2,700,000	$2,908,715
Boston Properties LP 3.700% 11/15/18	475,000	515,052
Boston Properties LP 4.125% 5/15/21	580,000	627,511
Boston Properties LP 5.000% 6/01/15	170,000	185,891
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	859,468
DDR Corp. 4.625% 7/15/22	845,000	918,815
DDR Corp. 4.750% 4/15/18	1,000,000	1,109,478
DDR Corp. 7.875% 9/01/20	1,000,000	1,289,037
ERP Operating LP 4.625% 12/15/21	375,000	432,148
Host Hotels & Resorts LP 9.000% 5/15/17	795,000	866,550
Mack-Cali Realty LP 4.500% 4/18/22	2,000,000	2,140,942
Mack-Cali Realty LP 7.750% 8/15/19	515,000	636,655
Simon Property Group LP 5.650% 2/01/20	140,000	168,452
UDR, Inc. 4.625% 1/10/22	900,000	993,325
Ventas Realty LP/Ventas Capital Corp. 4.000% 4/30/19	1,325,000	1,415,552
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	475,000	505,133

		15,572,724

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	560,000	730,097
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,378,913	1,625,201
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,477	12,157
The Home Depot, Inc. 5.950% 4/01/41	600,000	814,807
McDonald’s Corp. 6.300% 10/15/37	400,000	573,312
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	639,841
QVC, Inc. (a) 5.125% 7/02/22	545,000	577,163
Target Corp. 7.000% 1/15/38	475,000	696,777

	Principal Amount	Value
Wal-Mart Stores, Inc. 6.200% 4/15/38	$730,000	$1,006,393
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	737,812

		7,413,560

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	800,000	919,451
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,234,839
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	11

		2,154,301

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,254,852

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	340,000	372,456

Telecommunications — 2.6%
America Movil SAB de CV 5.000% 3/30/20	500,000	585,401
America Movil SAB de CV 6.125% 3/30/40	525,000	683,112
American Tower Corp. 4.500% 1/15/18	1,375,000	1,517,290
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,511,038
AT&T, Inc. 6.550% 2/15/39	455,000	616,748
British Telecom PLC STEP 9.625% 12/15/30	495,000	805,647
CenturyLink, Inc. 5.500% 4/01/13	840,000	857,222
CenturyLink, Inc. 5.800% 3/15/22	1,200,000	1,305,775
CenturyLink, Inc. 6.150% 9/15/19	560,000	627,473
CenturyLink, Inc. 7.650% 3/15/42	1,200,000	1,278,493
Cisco Systems, Inc. 5.500% 1/15/40	345,000	442,944
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	714,452
Embarq Corp. 7.082% 6/01/16	780,000	920,996
Embarq Corp. 7.995% 6/01/36	145,000	163,073
Juniper Networks, Inc. 4.600% 3/15/21	450,000	484,669

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Juniper Networks, Inc. 5.950% 3/15/41	$700,000	$781,317
Qwest Corp. 8.375% 5/01/16	2,960,000	3,567,102
Rogers Communications, Inc. 7.500% 8/15/38	50,000	72,131
Telecom Italia Capital 6.000% 9/30/34	115,000	101,775
Telecom Italia Capital 6.175% 6/18/14	910,000	957,775
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	700,000	721,746
Telefonica Emisiones SAU 2.582% 4/26/13	1,510,000	1,511,888
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,194,000
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	465,500
Verizon Communications, Inc. 7.350% 4/01/39	420,000	628,842
Verizon Communications, Inc. 8.750% 11/01/18	1,275,000	1,780,103
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	371,613
Virgin Media Finance PLC 9.500% 8/15/16	627,000	694,403
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	2,003,850
Windstream Corp. 8.125% 8/01/13	2,300,000	2,415,000

		29,781,378

Transportation — 0.8%
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,235,061
Bristow Group, Inc. 7.500% 9/15/17	1,060,000	1,103,990
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	938,396
Canadian National Railway Co. 5.850% 11/15/17	200,000	241,464
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,263,281
CSX Corp. 7.250% 5/01/27	50,000	65,168
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	451,538
Ryder System, Inc. 2.500% 3/01/18	2,980,000	3,015,387
Union Pacific Corp. 4.000% 2/01/21	500,000	562,580
Union Pacific Corp. 5.375% 6/01/33	520,000	608,884

		9,485,749

	Principal Amount	Value
Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	$875,000	$902,793
GATX Corp. 4.750% 10/01/12	1,135,000	1,135,000
GATX Corp. 4.750% 5/15/15	315,000	337,321
GATX Corp. 4.750% 6/15/22	925,000	977,447
GATX Corp. 8.750% 5/15/14	1,145,000	1,280,607
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	1,605,000	1,604,581
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,200,000	1,227,697

		7,465,446

TOTAL CORPORATE DEBT (Cost $348,594,143)		383,610,872

MUNICIPAL OBLIGATIONS — 0.5%
Access Group, Inc., Delaware VRN 1.703% 9/01/37	820,000	699,082
New York City Municipal Water Finance Authority 5.882% 6/15/44	105,000	142,575
State of California 5.950% 4/01/16	410,000	468,876
State of California BAB 7.550% 4/01/39	120,000	162,781
State of California BAB 7.600% 11/01/40	1,160,000	1,591,311
State of Illinois 5.365% 3/01/17	2,200,000	2,447,764

		5,512,389

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,016,832)		5,512,389

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Automobile ABS — 0.3%
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.971% 9/15/21	421,035	425,505
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	221,664	222,004
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	1,055,692	1,065,813

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	$287,452	$289,724
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	1,630,000	1,635,082

		3,638,128

Commercial MBS — 6.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.920% 2/10/51	3,856,203	4,556,630
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	2,497,000	2,995,467
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,687,354
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,542,762
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	1,004,385
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	60,571	60,921
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	420,000	471,139
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,145,009	2,265,518
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	800,000	937,970
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	590,000	694,375
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,663,148
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.933% 9/11/38	1,650,000	1,847,819

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B (a) 4.285% 9/10/45	$950,000	$979,521
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class A3 3.391% 5/15/45	1,350,000	1,449,460
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class AM 3.912% 5/15/45	850,000	895,267
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.965% 6/10/46	950,000	1,012,409
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.002% 12/10/49	2,222,000	2,640,273
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	1,688,081	1,757,778
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.588% 2/15/39	1,145,000	1,306,781
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.407% 2/15/41	1,385,000	815,499
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	1,029,075
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.728% 11/10/46	1,375,000	1,564,867
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	613,953	634,410
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.065% 7/10/38	2,127,000	2,467,535
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,900,000	2,056,790
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	553,714
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (a) 5.827% 1/10/45	525,000	609,373

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	$450,000	$484,175
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	1,100,000	1,189,105
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.271% 6/16/45	1,490,000	1,632,607
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.801% 7/15/46	375,000	412,636
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 5.142% 6/16/45	925,000	992,851
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,413,716
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	1,040,000	1,171,783
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,876,745
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.091% 6/12/46	1,305,000	1,510,487
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,200,000	1,299,856
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	1,325,000	1,488,353
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	1,042,448
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,427,825
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.495% 6/15/44	600,000	634,132

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$864,929	$888,577
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	880,000	1,069,747
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.585% 8/15/39	975,000	1,056,816
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.585% 8/15/39	3,005,000	3,189,259
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,470,000	1,616,889
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,420,188
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.077% 2/15/51	112,191	112,474
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	396,771	428,435
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,640,229	1,634,128
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	801,783
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	450,000	458,393
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	708,871
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	1,100,000	1,152,819
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.941% 6/15/45	1,200,000	1,286,193
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (a) 5.825% 11/15/44	500,000	577,919

		74,479,450

Home Equity ABS — 2.4%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.942% 1/25/35	1,350,000	998,621

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.487% 8/25/35	$697,021	$684,636
Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 FRN 0.637% 6/25/35	820,000	754,369
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.577% 7/25/35	476,188	467,576
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.587% 11/25/34	592,297	588,203
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.657% 6/25/35	1,019,053	970,325
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.527% 2/25/36	790,940	783,429
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.597% 11/25/35	173,429	172,823
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.686% 9/25/35	556,291	547,861
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.317% 5/25/36	56,437	56,273
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.327% 7/25/36	372,502	363,376
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.627% 12/25/33	316,589	316,632
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.397% 4/25/36	233,417	231,971
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.447% 9/25/34	201,861	198,924
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.687% 12/25/35	950,000	886,821
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.707% 12/25/35	639,545	612,972
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.117% 2/25/35	541,680	503,823
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF7, Class M1 FRN 0.667% 7/25/35	1,650,000	1,476,990

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.457% 1/25/36	$684,366	$572,982
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.647% 4/25/35	597,439	505,255
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.327% 7/25/37	327,403	326,367
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.387% 8/25/36	614,909	582,079
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.397% 7/25/36	701,225	697,460
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.497% 8/25/45	354,033	349,039
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.767% 6/25/35	1,935,147	1,683,160
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.967% 2/25/35	662,705	660,221
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.012% 2/25/35	1,200,000	1,055,516
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.951% 6/28/35	1,913,034	1,728,490
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.981% 6/28/35	950,000	616,819
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.517% 6/25/35	1,605,658	1,594,857
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.667% 3/25/35	925,000	743,136
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	740	763
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.687% 5/25/35	410,683	393,612
Park Place Securities Inc, 2005-WCW1 A3D 0.557% 9/25/35	231,925	229,925
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.587% 9/25/35	368,576	355,329

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.597% 8/25/35	$1,068,982	$1,051,753
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.736% 3/25/35	950,020	880,649
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.767% 7/25/37	520,184	509,502
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.407% 3/25/36	634,822	627,083
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.467% 1/25/36	1,250,343	1,226,115
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.577% 8/25/35	943,094	924,018

		27,929,755

Other ABS — 2.1%
321 Henderson Receivables,LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	408,831	428,508
Adams Outdoor Advertising LP, Series 2010-1, Class A (a) 5.438% 12/20/40	535,369	595,503
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	389,092	402,747
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	1,050,000	1,063,650
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,508,600	1,642,743
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	921,538	921,366
Global SC Finance SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	983,333	1,032,687
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.481% 6/02/17	1,425,000	1,427,536
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	2,600,000	2,600,000
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	974,764	979,810
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,761,000	1,761,014

	Principal Amount	Value
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (e) 0.979% 6/20/14	$1,175,000	$973,252
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	2,020,000	2,078,580
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.721% 10/17/16	1,100,000	1,110,147
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	656,788	658,216
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	912,000	1,013,460
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	551,602	575,206
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	573,333	561,363
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.621% 10/15/15	737,000	737,569
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	643,453	667,178
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.390% 11/26/21	1,656,250	1,610,094
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,030,000	1,031,287

		23,871,916

Student Loans ABS — 2.0%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.557% 8/25/26	519,604	503,062
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	80,775	80,720
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.224% 1/25/47	1,500,000	1,275,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.717% 6/15/43	1,750,000	1,680,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.731% 12/15/32	1,150,000	1,141,124

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.731% 12/15/42	$725,000	$693,441
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.731% 6/15/43	1,075,000	1,023,533
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	650,000	471,188
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.527% 8/25/25	816,914	811,293
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	1,250,000	1,145,483
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.100% 3/25/42	800,000	685,672
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 1.392% 1/01/44	150,000	130,550
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 1.736% 1/01/44	150,000	130,550
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 1.741% 1/01/44	150,000	130,550
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 1.743% 1/01/44	150,000	130,550
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.327% 3/25/26	952,007	939,772
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.017% 4/25/46	687,074	692,712
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 1.102% 3/22/32	325,000	281,278
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.093% 1/28/47	850,000	563,465
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	1,250,000	1,167,136
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.755% 7/15/36	378,000	310,299
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.979% 3/15/38	813,244	649,386

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.630% 12/15/16	$1,300,000	$1,300,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.708% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.713% 12/15/16	430,000	430,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.717% 12/15/16	1,150,000	1,150,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.760% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.140% 3/15/28	700,000	658,102
SLM Student Loan Trust, Series 2003-5, Class A7 2.490% 6/17/30	250,000	230,461
SLM Student Loan Trust, Series 2002-7, Class A10 2.700% 3/15/28	965,000	965,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.731% 9/15/28	1,150,000	1,082,282
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	1,525,000	1,159,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.637% 10/28/28	355,215	353,989
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.561% 7/27/20	947,227	945,772

		23,211,370

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.109% 8/25/34	174,017	156,998
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,242,139	1,253,629
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	32,895	30,010

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.138% 9/25/33	$20,194	$16,039
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.757% 8/25/34	30,121	26,466
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.409% 1/19/38	709,428	508,665
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.577% 7/25/35	466,165	447,382
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.327% 5/25/37	664,863	314,389
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.656% 8/25/34	100,480	76,457
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.497% 6/25/36	124,783	124,785
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.467% 8/25/36	208,019	179,415
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.727% 7/25/33	6,095	6,127
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.870% 2/25/34	11,301	11,327
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.750% 2/25/34	502	483
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,219,829	1,229,740
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	667,557	669,226
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.477% 7/25/35	429,456	413,392
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.397% 6/25/46	1,398,586	567,015
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.919% 3/25/34	68,084	61,081

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.548% 4/25/44	$165,137	$151,452

		6,244,078

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.467% 11/25/37	974,185	953,937
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.182% 6/25/32	51,303	42,530

		996,467

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $155,059,376)		160,371,164

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	425,000	507,875
Colombia Government International Bond 7.375% 3/18/19	725,000	958,813
Mexico Government International Bond 4.750% 3/08/44	1,955,000	2,174,937
Peruvian Government International Bond 6.550% 3/14/37	405,000	596,363
Poland Government International Bond 6.375% 7/15/19	690,000	852,150
Province of Quebec Canada 7.500% 9/15/29	390,000	603,581
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,683,200
Republic of Brazil International Bond 5.875% 1/15/19	876,000	1,090,620
United Mexican States 5.125% 1/15/20	850,000	1,015,750
United Mexican States 6.750% 9/27/34	685,000	975,440

		10,458,729

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,726,334)		10,458,729

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.6%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	$175,416	$204,107
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	159,108	182,798

		386,905

Pass-Through Securities — 22.6%
Federal Home Loan Mortgage Corp. Pool #J13220 3.500% 10/01/20	10,791	11,453
Pool #J13349 3.500% 10/01/25	71,120	75,193
Pool #J13604 3.500% 11/01/25	84,127	88,945
Pool #J13585 3.500% 11/01/25	85,985	90,909
Pool #E02779 3.500% 12/01/25	1,187,117	1,255,098
Pool #J13972 3.500% 1/01/26	263,615	278,711
Pool #G18378 3.500% 2/01/26	217,919	230,399
Pool #J14888 3.500% 4/01/26	940,539	994,400
Pool #G18392 3.500% 6/01/26	425,910	450,299
Pool #J15655 3.500% 6/01/26	297,601	314,644
Pool #E02920 3.500% 6/01/26	2,417,276	2,555,703
Pool #E02935 3.500% 7/01/26	1,304,131	1,378,813
Pool #J16354 3.500% 8/01/26	854,309	903,231
Pool #G05256 4.000% 3/01/39	485,714	521,365
Pool #A93090 4.000% 7/01/40	1,322,529	1,419,600
Pool #A93990 4.000% 9/01/40	652,685	700,592
Pool #A95555 4.000% 12/01/40	1,784,394	1,915,366
Pool #A95563 4.000% 12/01/40	63,893	68,582
Pool #C03565 4.000% 12/01/40	5,393,972	5,789,881
Pool #A97165 4.000% 1/01/41	516,616	554,535

	Principal Amount	Value
Pool #A96469 4.000% 1/01/41	$2,024,213	$2,172,787
Pool #A96815 4.000% 2/01/41	186,908	200,626
Pool #A97294 4.000% 2/01/41	69,149	74,225
Pool #A96849 4.000% 2/01/41	1,957,770	2,101,467
Pool #Q03085 4.000% 9/01/41	1,681,577	1,805,002
Pool #Q03310 4.000% 9/01/41	282,123	302,831
Pool #G08459 4.000% 9/01/41	198,193	212,740
Pool #G06782 4.000% 10/01/41	461,857	495,756
Pool #C03755 4.000% 3/01/42	4,582,982	4,919,365
Pool #G08487 4.000% 4/01/42	671,788	721,096
Pool #C91239 4.500% 3/01/29	54,129	58,295
Pool #C91251 4.500% 6/01/29	300,288	323,443
Pool #G08330 4.500% 1/01/39	11,771	12,642
Pool #A84097 4.500% 1/01/39	10,727	11,520
Pool #A84432 4.500% 2/01/39	350,759	376,710
Pool #A84277 4.500% 2/01/39	11,053	11,871
Pool #G05167 4.500% 2/01/39	347,595	373,312
Pool #A84315 4.500% 2/01/39	45,852	49,245
Pool #A84999 4.500% 3/01/39	915,384	991,690
Pool #G05397 4.500% 4/01/39	1,262,089	1,355,463
Pool #A85612 4.500% 4/01/39	305,960	328,596
Pool #G05447 4.500% 5/01/39	2,234,560	2,399,883
Pool #A86399 4.500% 5/01/39	255,951	274,887
Pool #A86521 4.500% 5/01/39	1,380,912	1,483,078
Pool #A88967 4.500% 9/01/39	275,075	295,427
Pool #G05695 4.500% 11/01/39	788,081	846,387

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #A90421 4.500% 12/01/39	$161,686	$173,648
Pool #A90764 4.500% 1/01/40	76,365	82,014
Pool #A90988 4.500% 2/01/40	684,518	735,162
Pool #A91518 4.500% 3/01/40	95,686	102,765
Pool #G05849 4.500% 5/01/40	608,604	653,631
Pool #A92240 4.500% 5/01/40	4,317,129	4,643,275
Pool #A92893 4.500% 7/01/40	244,496	262,966
Pool #A93503 4.500% 8/01/40	2,774,571	2,984,181
Pool #A93451 4.500% 8/01/40	3,391,257	3,652,754
Pool #C03517 4.500% 9/01/40	57,279	61,696
Pool #A96834 4.500% 2/01/41	13,716	14,808
Pool #A97046 4.500% 2/01/41	57,066	61,609
Pool #A97047 4.500% 2/01/41	153,325	165,531
Pool #Q00543 4.500% 5/01/41	50,609	54,638
Pool #Q01417 4.500% 6/01/41	868,313	937,439
Pool #G05253 5.000% 2/01/39	1,851,001	2,003,926
Pool #C90939 5.500% 12/01/25	153,760	167,371
Pool #D97258 5.500% 4/01/27	248,452	270,444
Pool #C91026 5.500% 4/01/27	308,629	335,947
Pool #C91074 5.500% 8/01/27	27,332	29,785
Pool #D97417 5.500% 10/01/27	237,249	258,546
Pool #C91128 5.500% 12/01/27	13,081	14,256
Pool #C91148 5.500% 1/01/28	551,414	600,912
Pool #C91176 5.500% 5/01/28	212,602	231,686
Pool #C91217 5.500% 11/01/28	118,401	129,029
Pool #E85389 6.000% 9/01/16	29,197	31,336

	Principal Amount	Value
Pool #G11431 6.000% 2/01/18	$25,657	$27,736
Pool #E85301 6.500% 9/01/16	82,415	89,213
Pool #E85032 6.500% 9/01/16	12,243	13,146
Pool #E85409 6.500% 9/01/16	78,443	84,576
Pool #C01079 7.500% 10/01/30	5,887	6,899
Pool #C01135 7.500% 2/01/31	17,616	20,642
Pool #554904 9.000% 3/01/17	93	101
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	443,852	472,536
Pool #888586 2.372% 10/01/34	475,600	507,907
Pool #AK6980 2.500% 3/01/27	684,903	720,512
Pool #AK9666 2.500% 5/01/27	989,983	1,041,454
Pool #AO4073 2.500% 5/01/27	577,173	607,182
Pool #AO6279 2.500% 6/01/27	1,085,692	1,142,139
Pool #AP2519 2.500% 7/01/27	470,656	495,126
Pool #AP2894 2.500% 8/01/27	415,407	437,005
Pool #AP2899 2.500% 8/01/27	199,110	209,462
Pool #AP3204 2.500% 8/01/27	494,351	520,054
Pool #AO0483 2.500% 9/01/27	4,977,367	5,236,151
Pool #AP2917 2.500% 9/01/27	411,831	433,243
Pool #775539 2.651% 5/01/34	250,123	267,743
Pool #AE0639 3.000% 12/01/25	2,244,607	2,380,423
Pool #AJ4087 3.000% 10/01/26	21,317	22,607
Pool #AB3900 3.000% 11/01/26	23,792	25,231
Pool #AJ5336 3.000% 11/01/26	2,604,407	2,761,994
Pool #AJ8307 3.000% 12/01/26	2,150,367	2,280,481
Pool #AJ9580 3.000% 2/01/27	171,230	181,591

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AK3818 3.000% 2/01/27	$24,957	$26,467
Pool #AL1382 3.000% 2/01/27	1,059,122	1,123,208
Pool #AK7740 3.000% 3/01/27	2,291,066	2,429,693
Pool #AK9467 3.000% 3/01/27	2,866,208	3,039,636
Pool #AK5238 3.000% 4/01/27	25,107	26,627
Pool #AK5866 3.000% 4/01/27	873,691	926,556
Pool #AK5904 3.000% 4/01/27	897,059	951,338
Pool #AK6881 3.000% 4/01/27	3,906,185	4,142,540
Pool #AJ9899 3.000% 2/01/42	67,027	70,800
Pool #AK4324 3.000% 5/01/42	620,660	655,596
Pool #AO4323 3.000% 5/01/42	1,291,619	1,364,323
Pool #AO2014 3.000% 6/01/42	1,095,741	1,157,419
Pool #AO2015 3.000% 6/01/42	374,411	395,486
Pool #AO3541 3.000% 6/01/42	993,829	1,049,770
Pool #AO6269 3.000% 6/01/42	696,751	735,970
Pool #AO6341 3.000% 6/01/42	2,191,855	2,315,232
Pool #AB5461 3.000% 6/01/42	489,800	517,370
Pool #AB5462 3.000% 6/01/42	989,837	1,045,554
Pool #AP4398 3.000% 9/01/42	8,000,000	8,450,313
Pool #AP4545 3.000% 9/01/42	123,502	130,454
Pool #AP4786 3.000% 9/01/42	876,498	925,835
Pool #AO3259 3.000% 10/01/42	1,000,000	1,056,289
Pool #MA0504 3.500% 8/01/20	650,959	694,899
Pool #MA0629 3.500% 1/01/21	92,140	98,359
Pool #AB1485 3.500% 9/01/30	267,928	287,290
Pool #AH1402 3.500% 11/01/39	69,123	74,118

	Principal Amount	Value
Pool #AE2617 3.500% 11/01/40	$91,881	$98,520
Pool #AE9386 3.500% 12/01/40	67,311	72,175
Pool #AE9704 3.500% 12/01/40	223,011	239,127
Pool #AH0200 3.500% 12/01/40	33,202	35,601
Pool #AH1334 3.500% 12/01/40	26,713	28,644
Pool #AH0030 3.500% 1/01/41	57,425	61,575
Pool #AE9334 3.500% 1/01/41	96,963	103,970
Pool #AH1977 3.500% 1/01/41	80,820	86,661
Pool #AH3159 3.500% 1/01/41	63,080	67,639
Pool #AH4290 3.500% 1/01/41	129,170	138,504
Pool #AE4584 3.500% 1/01/41	90,429	96,964
Pool #AH7604 3.500% 3/01/41	112,321	120,438
Pool #AE2188 3.500% 3/01/41	76,950	82,511
Pool #AH9150 3.500% 4/01/41	232,175	249,824
Pool #AH8412 3.500% 4/01/41	41,561	44,564
Pool #AI0556 3.500% 4/01/41	179,002	191,937
Pool #AO3498 3.500% 10/01/41	417,130	447,274
Pool #AK0593 3.500% 1/01/42	246,333	264,134
Pool #AO2977 3.500% 5/01/42	2,543,387	2,727,186
Pool #AO3028 3.500% 5/01/42	715,464	767,168
Pool #AO6770 3.500% 6/01/42	320,734	343,912
Pool #AO0414 3.500% 6/01/42	617,165	661,862
Pool #AO4385 3.500% 6/01/42	969,373	1,039,576
Pool #AO4137 3.500% 6/01/42	517,077	554,525
Pool #AO5385 3.500% 6/01/42	146,916	157,556
Pool #AO5705 3.500% 6/01/42	175,627	188,346

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO5953 3.500% 6/01/42	$345,999	$371,057
Pool #AO6047 3.500% 6/01/42	249,746	267,833
Pool #AO7105 3.500% 7/01/42	936,982	1,004,840
Pool #AO6333 3.500% 7/01/42	322,523	345,881
Pool #MA1103 3.500% 7/01/42	594,459	637,511
Pool #AO4288 3.500% 7/01/42	482,920	517,894
Pool #AO4290 3.500% 7/01/42	498,421	534,518
Pool #AC2752 4.000% 8/01/39	60,188	64,756
Pool #AC8563 4.000% 1/01/40	632,204	680,188
Pool #AD3098 4.000% 4/01/40	21,594	23,233
Pool #AD7121 4.000% 7/01/40	264,674	284,763
Pool #AD8033 4.000% 8/01/40	79,142	85,149
Pool #AD9436 4.000% 8/01/40	19,839	21,345
Pool #MA0514 4.000% 9/01/40	579,132	623,087
Pool #AD9362 4.000% 9/01/40	61,276	65,927
Pool #AE4934 4.000% 9/01/40	131,979	141,996
Pool #AE4050 4.000% 10/01/40	102,785	110,586
Pool #AE5128 4.000% 10/01/40	153,527	165,179
Pool #AE5979 4.000% 11/01/40	89,702	98,305
Pool #MA0561 4.000% 11/01/40	443,720	477,398
Pool #AE7186 4.000% 11/01/40	546,446	587,920
Pool #AE8397 4.000% 11/01/40	202,048	217,384
Pool #AE9248 4.000% 11/01/40	53,343	57,392
Pool #AB1958 4.000% 12/01/40	346,251	372,531
Pool #AH1561 4.000% 12/01/40	92,860	99,908
Pool #AH0153 4.000% 12/01/40	441,183	474,668

	Principal Amount	Value
Pool #AH1016 4.000% 12/01/40	$272,381	$293,054
Pool #AH1512 4.000% 12/01/40	122,902	132,230
Pool #941606 4.000% 12/01/40	696,383	749,237
Pool #AE2452 4.000% 12/01/40	181,985	195,797
Pool #AH1869 4.000% 12/01/40	224,075	241,082
Pool #MA0583 4.000% 12/01/40	42,202	45,405
Pool #AH1190 4.000% 1/01/41	541,503	582,602
Pool #AH0032 4.000% 1/01/41	474,358	510,361
Pool #AH3458 4.000% 1/01/41	164,126	176,583
Pool #AH6033 4.000% 2/01/41	357,067	384,167
Pool #AH6539 4.000% 2/01/41	121,725	134,692
Pool #AH8240 4.000% 3/01/41	605,363	651,309
Pool #AI6873 4.000% 8/01/41	611,011	657,385
Pool #AA3980 4.500% 4/01/28	500,892	542,275
Pool #555783 4.500% 10/01/33	3,976,735	4,304,660
Pool #931449 4.500% 5/01/35	187,293	202,737
Pool #888794 4.500% 9/01/35	814,127	881,261
Pool #555522 5.000% 6/01/33	5,194	5,701
Pool #836283 5.000% 10/01/35	363,290	396,965
Pool #831842 5.000% 10/01/36	116,993	127,417
Pool #909337 5.000% 2/01/37	15,432	16,807
Pool #910332 5.000% 3/01/37	9,632	10,490
Pool #918068 5.000% 5/01/37	13,459	14,658
Pool #889040 5.000% 6/01/37	11,513	12,539
Pool #916493 5.000% 6/01/37	9,987	10,876
Pool #933522 5.000% 2/01/38	213,866	232,921

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #975213 5.000% 3/01/38	$8,909	$9,703
Pool #933806 5.000% 5/01/38	1,460,634	1,590,779
Pool #982014 5.000% 5/01/38	243,036	264,691
Pool #995245 5.000% 1/01/39	1,676,324	1,825,687
Pool #AA2534 5.000% 3/01/39	678,123	738,545
Pool #AA4260 5.000% 4/01/39	334,200	363,977
Pool #AA5781 5.000% 4/01/39	399,934	435,569
Pool #930992 5.000% 4/01/39	2,606,758	2,839,024
Pool #931201 5.000% 5/01/39	244,396	270,373
Pool #255148 5.500% 2/01/14	664	719
Pool #657715 5.500% 9/01/22	9,287	10,195
Pool #256153 5.500% 3/01/26	10,021	10,970
Pool #256600 5.500% 2/01/27	664,038	726,914
Pool #687984 5.500% 3/01/33	3,865	4,278
Pool #985612 5.500% 5/01/33	369,201	408,602
Pool #555876 5.500% 10/01/33	10,490	11,610
Pool #777124 5.500% 4/01/34	29,621	32,759
Pool #985615 5.500% 4/01/34	5,839,321	6,462,487
Pool #AD0227 5.500% 5/01/34	8,847	9,791
Pool #796821 5.500% 9/01/34	54,587	60,335
Pool #842123 5.500% 10/01/35	31,210	34,326
Pool #891435 5.500% 3/01/36	229,194	251,827
Pool #745339 5.500% 3/01/36	68,617	75,468
Pool #903812 5.500% 12/01/36	85,162	93,465
Pool #888129 5.500% 2/01/37	90,671	99,512
Pool #899170 5.500% 2/01/37	74,726	82,012

	Principal Amount	Value
Pool #915674 5.500% 3/01/37	$119,522	$131,176
Pool #914752 5.500% 4/01/37	28,749	31,552
Pool #918298 5.500% 5/01/37	32,293	35,350
Pool #190379 5.500% 5/01/37	285,419	313,247
Pool #899588 5.500% 6/01/37	217,855	238,483
Pool #918554 5.500% 6/01/37	51,349	56,211
Pool #928381 5.500% 6/01/37	83,920	92,154
Pool #928475 5.500% 6/01/37	86,107	94,261
Pool #944501 5.500% 7/01/37	59,171	64,773
Pool #256799 5.500% 7/01/37	39,699	43,458
Pool #967740 5.500% 7/01/37	23,776	26,028
Pool #942290 5.500% 8/01/37	6,320	6,918
Pool #949707 5.500% 9/01/37	134,893	147,666
Pool #961567 5.500% 2/01/38	70,566	77,248
Pool #961589 5.500% 2/01/38	18,165	19,885
Pool #889253 5.500% 3/01/38	807,824	884,315
Pool #889310 5.500% 3/01/38	273,411	300,325
Pool #929318 5.500% 3/01/38	69,215	75,812
Pool #933731 5.500% 4/01/38	1,265,541	1,385,372
Pool #975782 5.500% 4/01/38	66,308	73,001
Pool #995048 5.500% 5/01/38	49,722	54,570
Pool #975123 5.500% 5/01/38	75,445	82,589
Pool #995018 5.500% 6/01/38	8,277	9,084
Pool #929637 5.500% 6/01/38	5,259	5,757
Pool #889572 5.500% 6/01/38	12,608	13,802
Pool #889729 5.500% 7/01/38	6,115	6,694

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #986761 5.500% 7/01/38	$125,440	$137,905
Pool #995072 5.500% 8/01/38	72,307	79,492
Pool #257306 5.500% 8/01/38	82,024	89,791
Pool #929916 5.500% 9/01/38	173,201	193,389
Pool #889982 5.500% 11/01/38	120,848	132,291
Pool #993084 5.500% 12/01/38	205,673	225,405
Pool #AB0194 5.500% 1/01/39	23,617	25,853
Pool #AL0484 5.500% 5/01/40	150,152	164,369
Pool #AL0414 5.500% 9/01/40	1,134,532	1,241,958
Pool #587994 6.000% 6/01/16	12,933	13,824
Pool #251586 6.000% 12/01/17	150	165
Pool #846572 6.000% 12/01/35	16,406	18,258
Pool #866958 6.000% 2/01/36	882,413	980,064
Pool #867015 6.000% 3/01/36	80,432	89,333
Pool #882535 6.000% 5/01/36	2,499,750	2,776,383
Pool #887398 6.000% 7/01/36	940,363	1,045,896
Pool #892566 6.000% 7/01/36	475,893	527,664
Pool #895096 6.000% 8/01/36	373,830	414,499
Pool #831812 6.000% 9/01/36	86,272	95,873
Pool #745885 6.000% 10/01/36	19,818	21,974
Pool #888128 6.000% 1/01/37	16,107	17,869
Pool #905108 6.000% 1/01/37	1,628,378	1,802,475
Pool #909670 6.000% 2/01/37	122,972	136,119
Pool #941274 6.000% 7/01/37	17,777	19,655
Pool #945841 6.000% 8/01/37	254,308	281,179
Pool #945829 6.000% 8/01/37	128,114	141,651

	Principal Amount	Value
Pool #948712 6.000% 8/01/37	$139,255	$153,970
Pool #946811 6.000% 9/01/37	109,791	121,255
Pool #959997 6.000% 11/01/37	835,409	924,726
Pool #960140 6.000% 11/01/37	308,458	340,955
Pool #967265 6.000% 11/01/37	201,395	222,423
Pool #966279 6.000% 12/01/37	123,909	137,776
Pool #956069 6.000% 12/01/37	74,696	82,495
Pool #966659 6.000% 12/01/37	705,885	784,884
Pool #966851 6.000% 12/01/37	538,007	594,183
Pool #889108 6.000% 2/01/38	875,031	966,397
Pool #971831 6.000% 2/01/38	464,512	513,014
Pool #972305 6.000% 2/01/38	493,497	545,025
Pool #933857 6.000% 5/01/38	490,896	541,769
Pool #982665 6.000% 7/01/38	235,311	259,697
Pool #987784 6.000% 8/01/38	202,099	222,885
Pool #988043 6.000% 8/01/38	118,784	131,001
Pool #934427 6.000% 9/01/38	358,236	395,081
Pool #965365 6.000% 10/01/38	173,741	191,611
Pool #991860 6.000% 10/01/38	71,804	79,190
Pool #992231 6.000% 11/01/38	28,763	31,721
Pool #992621 6.000% 11/01/38	15,972	17,614
Pool #935206 6.000% 4/01/39	94,657	104,363
Pool #AE0682 6.000% 4/01/39	217,944	240,530
Pool #253880 6.500% 7/01/16	44,582	47,855
Pool #575667 7.000% 3/01/31	41,152	47,191
Pool #572577 7.000% 4/01/31	10,113	11,594

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #497120 7.500% 8/01/29	$411	$482
Pool #507053 7.500% 9/01/29	1,093	1,273
Pool #529453 7.500% 1/01/30	7,081	8,310
Pool #531196 7.500% 2/01/30	719	844
Pool #532418 7.500% 2/01/30	5,187	6,088
Pool #530299 7.500% 3/01/30	2,156	2,529
Pool #536386 7.500% 4/01/30	602	707
Pool #535996 7.500% 6/01/31	21,620	25,358
Pool #523499 8.000% 11/01/29	1,791	2,113
Pool #252926 8.000% 12/01/29	743	883
Pool #532819 8.000% 3/01/30	233	277
Pool #537033 8.000% 4/01/30	5,052	6,022
Pool #534703 8.000% 5/01/30	3,535	4,206
Pool #253437 8.000% 9/01/30	421	501
Pool #253481 8.000% 10/01/30	278	331
Pool #190317 8.000% 8/01/31	10,164	12,089
Pool #596656 8.000% 8/01/31	4,261	4,924
Pool #599652 8.000% 8/01/31	105,183	125,737
Pool #602008 8.000% 8/01/31	12,400	14,778
Pool #597220 8.000% 9/01/31	7,792	9,301
Federal National Mortgage Association TBA Pool #1866 2.500% 5/01/27 (c)	10,500,000	11,038,125
Government National Mortgage Association Pool #008746 1.625% 11/20/25	10,658	11,055
Pool #080136 1.625% 11/20/27	1,985	2,066
Pool #515963 3.000% 11/15/41	495,236	530,986

	Principal Amount	Value
Pool #711406 3.000% 3/15/42	$3,986,509	$4,274,285
Pool #779084 3.000% 4/15/42	499,945	536,035
Pool #798393 3.000% 4/15/42	298,098	319,617
Pool #778608 3.500% 11/15/41	190,294	208,661
Pool #765872 3.500% 3/15/42	2,059,359	2,258,136
Pool #AA1367 3.500% 3/15/42	2,371,150	2,600,021
Pool #774832 3.500% 4/15/42	309,773	339,674
Pool #737551 4.000% 10/15/40	36,664	40,479
Pool #763488 4.000% 3/15/41	174,205	194,837
Pool #738123 4.000% 3/15/41	921,792	1,017,716
Pool #758466 4.000% 6/15/41	346,864	382,743
Pool #729350 4.000% 7/15/41	831,768	917,804
Pool #738711 4.000% 9/15/41	528,071	582,693
Pool #771462 4.000% 11/15/41	36,029	39,756
Pool #771456 4.000% 11/15/41	312,758	345,109
Pool #778693 4.000% 12/15/41	1,137,757	1,255,444
Pool #778100 4.000% 12/15/41	286,444	316,073
Pool #594730 4.500% 9/15/33	8,720	9,610
Pool #781936 4.500% 6/15/35	581,010	641,267
Pool #728627 4.500% 1/15/40	2,112,291	2,338,289
Pool #723627 4.500% 1/15/40	434,048	480,488
Pool #731044 4.500% 2/15/40	457,079	505,983
Pool #724803 4.500% 4/15/40	540,206	598,003
Pool #708003 4.500% 4/15/40	461,920	511,341
Pool #745038 4.500% 5/15/40	468,197	518,290
Pool #722872 4.500% 5/15/40	1,328,582	1,470,730

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #727380 4.500% 5/15/40	$785,152	$869,158
Pool #733342 4.500% 5/15/40	446,443	494,209
Pool #617955 4.500% 5/15/40	433,030	479,361
Pool #736056 4.500% 6/15/40	796,786	882,036
Pool #739142 4.500% 6/15/40	408,651	452,374
Pool #657654 4.500% 7/15/40	835,468	924,856
Pool #741032 4.500% 8/15/40	467,942	518,008
Pool #738015 4.500% 2/15/41	1,954,752	2,159,008
Pool #723069 4.500% 2/15/41	87,127	96,231
Pool #783276 4.500% 3/15/41	773,978	856,787
Pool #763501 4.500% 4/15/41	462,712	508,748
Pool #749757 4.500% 5/15/41	605,125	665,330
Pool #763538 4.500% 5/15/41	634,910	698,078
Pool #734437 4.500% 5/15/41	102,596	112,803
Pool #765337 4.500% 6/15/41	1,363,639	1,499,311
Pool #748155 4.500% 7/15/41	449,639	494,374
Pool #766378 4.500% 7/15/41	787,018	865,320
Pool #769095 4.500% 7/15/41	20,372	22,399
Pool #411002 4.500% 7/15/41	518,078	569,622
Pool #738652 4.500% 8/15/41	421,664	463,617
Pool #752247 4.500% 8/15/41	496,583	545,989
Pool #775029 4.500% 9/15/41	605,556	665,804
Pool #738793 4.500% 9/15/41	1,607,515	1,767,450
Pool #773664 4.500% 10/15/41	415,310	458,707
Pool #598726 5.000% 7/15/33	29,978	33,215
Pool #615654 5.000% 10/15/33	8,909	9,885

	Principal Amount	Value
Pool #538719 5.000% 5/15/35	$26,853	$29,748
Pool #644753 5.000% 5/15/35	23,992	26,579
Pool #550656 5.000% 9/15/35	231,060	255,826
Pool #646088 5.000% 12/15/36	4,520	4,990
Pool #682586 5.000% 4/15/38	586,171	646,070
Pool #688451 5.000% 5/15/38	12,856	14,170
Pool #688210 5.000% 7/15/38	128,208	141,309
Pool #698010 5.000% 1/15/39	138,818	153,004
Pool #646713 5.000% 2/15/39	457,538	504,293
Pool #487697 5.000% 3/15/39	228,544	251,899
Pool #697944 5.000% 3/15/39	1,646,018	1,814,220
Pool #782635 5.000% 4/15/39	1,079,400	1,189,702
Pool #698342 5.000% 5/15/39	211,845	233,493
Pool #704544 5.000% 5/15/39	497,541	548,383
Pool #698343 5.000% 5/15/39	10,181	11,221
Pool #716514 5.000% 7/15/39	922,728	1,023,939
Pool #698438 5.000% 8/15/39	297,952	330,633
Pool #698462 5.000% 8/15/39	851,105	944,461
Pool #723354 5.000% 9/15/39	232,249	257,724
Pool #692754 5.000% 9/15/39	1,516,056	1,682,348
Pool #723434 5.000% 11/15/39	443,583	492,239
Pool #737037 5.000% 2/15/40	1,786,107	1,982,021
Pool #737191 5.000% 4/15/40	382,768	424,753
Pool #705143 5.000% 6/15/40	350,747	389,220
Pool #739708 5.000% 7/15/40	862,776	957,412
Pool #733276 5.000% 8/15/40	187,950	208,566

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #744035 5.000% 2/15/41	$815,903	$903,868
Pool #760376 5.000% 9/15/41	454,363	502,497
Pool #369261 6.000% 12/15/23	1,779	2,010
Pool #544462 6.000% 4/15/31	1,056	1,192
Pool #781607 6.000% 3/15/33	82,670	93,450
Pool #617089 6.000% 5/15/36	688,117	779,373
Pool #656064 6.000% 7/15/36	774,731	876,748
Pool #544307 6.000% 12/15/36	605,939	685,161
Pool #671007 6.000% 8/15/37	129,894	146,836
Pool #668589 6.000% 9/15/37	800,317	904,452
Pool #683864 6.000% 2/15/38	124,391	140,499
Pool #699657 6.000% 10/15/38	102,284	115,528
Pool #748546 6.000% 11/15/38	161,398	182,297
Pool #704054 6.000% 11/15/38	89,130	100,671
Pool #646744 6.000% 3/15/39	97,305	109,905
Pool #719899 6.000% 8/15/39	87,532	99,523
Pool #371146 7.000% 9/15/23	1,232	1,406
Pool #352022 7.000% 11/15/23	20,914	23,838
Pool #374440 7.000% 11/15/23	1,641	1,873
Pool #491089 7.000% 12/15/28	37,169	43,043
Pool #483598 7.000% 1/15/29	5,605	6,464
Pool #480539 7.000% 4/15/29	711	825
Pool #478658 7.000% 5/15/29	8,521	9,898
Pool #488634 7.000% 5/15/29	3,088	3,582
Pool #500928 7.000% 5/15/29	11,698	13,554
Pool #498541 7.000% 6/15/29	4,271	4,429

	Principal Amount	Value
Pool #509546 7.000% 6/15/29	$6,240	$7,254
Pool #499410 7.000% 7/15/29	3,072	3,571
Pool #508655 7.000% 7/15/29	180	209
Pool #510083 7.000% 7/15/29	3,204	3,711
Pool #493723 7.000% 8/15/29	14,295	16,616
Pool #507093 7.000% 8/15/29	1,680	1,953
Pool #516706 7.000% 8/15/29	232	262
Pool #505558 7.000% 9/15/29	2,762	3,208
Pool #581417 7.000% 7/15/32	40,590	47,338
Pool #591581 7.000% 8/15/32	16,842	19,665
Pool #210946 7.500% 3/15/17	6,209	6,803
Pool #203940 7.500% 4/15/17	9,171	9,960
Pool #181168 7.500% 5/15/17	5,817	6,381
Pool #193870 7.500% 5/15/17	7,141	7,833
Pool #192796 7.500% 6/15/17	1,077	1,176
Pool #226163 7.500% 7/15/17	11,635	12,792
Government National Mortgage Association II FRN Pool #82488 3.000% 3/20/40	1,822,617	1,911,022
Pool #82462 3.500% 1/20/40	2,191,934	2,334,990

		258,502,893

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $252,918,926)		258,889,798

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bonds & Notes — 24.8%
U.S. Treasury Bond 2.750% 8/15/42	500,000	491,797
U.S. Treasury Bond 3.125% 11/15/41	21,265,000	22,659,010
U.S. Treasury Bond 3.500% 2/15/39	3,330,000	3,823,764

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bond 4.375% 5/15/40	$1,675,000	$2,216,518
U.S. Treasury Bond 4.500% 2/15/36	2,100,000	2,799,897
U.S. Treasury Bond 5.375% 2/15/31	14,255,000	20,609,306
U.S. Treasury Note 0.250% 12/15/14	27,304,000	27,298,455
U.S. Treasury Note 0.250% 5/15/15	87,865,000	87,773,014
U.S. Treasury Note 0.250% 9/15/15	3,500,000	3,493,984
U.S. Treasury Note 1.500% 8/31/18	40,710,000	42,301,505
U.S. Treasury Note 1.625% 8/15/22	10,970,000	10,957,830
U.S. Treasury Note (f) 1.875% 9/30/17	31,915,000	33,864,059
U.S. Treasury Note 2.125% 8/15/21	23,945,000	25,329,507

		283,618,646

TOTAL U.S. TREASURY OBLIGATIONS (Cost $276,570,314)		283,618,646

TOTAL BONDS & NOTES (Cost $1,046,885,925)		1,102,461,598

TOTAL LONG-TERM INVESTMENTS (Cost $1,046,885,925)		1,102,461,598

SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper — 0.6%
DCP Midstream LLC (a) 0.355% 10/01/12	4,240,000	4,239,917
Marathon Oil Corp. (a) 0.467% 10/05/12	2,391,000	2,390,817

		6,630,734

Time Deposits — 0.4%
Euro Time Deposit 0.010% 10/01/12	4,121,591	4,121,591

TOTAL SHORT-TERM INVESTMENTS (Cost $10,752,325)		10,752,325

TOTAL INVESTMENTS — 97.3% (Cost $1,057,638,250) (g)		1,113,213,923

Other Assets/(Liabilities) — 2.7%		31,471,978

NET ASSETS — 100.0%		$1,144,685,901

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $118,911,066 or 10.39% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2012, these securities amounted to a value of $62,966 or 0.01% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $1,384,600 or 0.12% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $973,252 or 0.09% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.9%
Commercial Paper — 77.6%
Air Products & Chemicals, Inc. (a) 0.132% 10/03/12	$7,000,000	$6,999,899
American Honda Finance Corp. 0.142% 11/19/12	4,000,000	3,999,207
Anheuser-Busch InBev Worldwide, Inc. (a) 0.183% 10/12/12	7,500,000	7,499,513
Archer-Daniels-Midland Co. (a) 0.152% 10/02/12	3,750,000	3,749,953
AstraZeneca PLC (a) 0.152% 10/09/12	7,500,000	7,499,687
Baker Hughes, Inc. (a) 0.203% 10/10/12	2,700,000	2,699,835
Baker Hughes, Inc. (a) 0.213% 11/06/12	2,750,000	2,749,390
Baker Hughes, Inc. (a) 0.223% 11/14/12	2,000,000	1,999,438
Bank of Nova Scotia 0.142% 11/20/12	7,500,000	7,498,483
BASF Aktiengesellschaft (a) 0.142% 11/20/12	7,500,000	7,498,483
Basin Electric Power Cooperative (a) 0.132% 10/03/12	3,725,000	3,724,946
Basin Electric Power Cooperative (a) 0.142% 10/24/12	3,450,000	3,449,665
BG Energy Finance, Inc. (a) 0.132% 10/05/12	2,600,000	2,599,944
BG Energy Finance, Inc. (a) 0.142% 10/10/12	5,000,000	4,999,786
BMW US Capital LLC (a) 0.162% 10/03/12	7,500,000	7,499,867
BP Capital Markets PLC (a) 0.142% 10/02/12	3,050,000	3,049,964
BP Capital Markets PLC (a) 0.203% 10/11/12	750,000	749,950
BP Capital Markets PLC (a) 0.203% 11/15/12	750,000	749,804
Cargill Global Funding PLC (a) 0.142% 10/17/12	7,225,000	7,224,494
Caterpillar Financial Services Co. 0.122% 10/16/12	1,000,000	999,943
Caterpillar Financial Services Co. 0.142% 10/16/12	5,000,000	4,999,669
The Coca-Cola Co. (a) 0.233% 11/13/12	4,000,000	3,998,850
The Coca-Cola Co. (a) 0.244% 12/19/12	3,500,000	3,498,110
Commonwealth Bank of Australia (a) 0.193% 11/21/12	7,500,000	7,497,902

	Principal Amount	Value
Deere & Co. (a) 0.132% 10/22/12	$7,500,000	$7,499,377
Dell, Inc. (a) 0.132% 10/01/12	7,475,000	7,474,946
E. I. du Pont de Nemours & Co. (a) 0.142% 11/07/12	7,500,000	7,498,863
Emerson Electric Co. (a) 0.145% 11/07/12	7,000,000	6,998,900
General Electric Capital Corp. 0.132% 12/26/12	7,500,000	7,497,617
Henkel Corp. (a) 0.172% 10/09/12	1,790,000	1,789,915
Honeywell International, Inc. (a) 0.152% 12/20/12	4,300,000	4,298,531
Honeywell International, Inc. (a) 0.152% 12/27/12	3,200,000	3,198,813
McDonald’s Corp. (a) 0.152% 11/13/12	2,100,000	2,099,606
National Rural Utilities Cooperative Finance Corp. 0.142% 10/11/12	7,500,000	7,499,650
Nestle Capital Corp. (a) 0.244% 10/30/12	800,000	799,835
Paccar Financial Corp. 0.122% 10/01/12	5,500,000	5,499,963
Paccar Financial Corp. 0.132% 10/29/12	2,000,000	1,999,783
Precision Castparts Corp. (a) 0.172% 10/11/12	7,500,000	7,499,575
Proctor & Gamble Co. (a) 0.132% 12/04/12	7,500,000	7,498,213
Reckitt Benckiser Treasury Services PLC (a) 0.183% 11/08/12	1,280,000	1,279,744
Roche Holding, Inc. (a) 0.101% 10/15/12	7,500,000	7,499,667
Rockwell Automation, Inc. (a) 0.193% 10/01/12	4,850,000	4,849,949
Sherwin-Williams Co. (a) 0.213% 10/10/12	6,750,000	6,749,567
Sherwin-Williams Co. (a) 0.254% 10/10/12	265,000	264,980
Union Bank NA 0.213% 12/14/12	4,500,000	4,498,005
Union Bank NA 0.213% 12/20/12	3,000,000	2,998,565
United Technologies Corp. (a) 0.122% 10/26/12	3,500,000	3,499,685
Wal-Mart Stores, Inc. (a) 0.112% 10/18/12	5,000,000	4,999,710
Walt Disney Co. (a) 0.132% 11/16/12	7,300,000	7,298,735

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Gas LLC 0.162% 10/04/12	$1,000,000	$999,978
Wisconsin Gas LLC 0.183% 10/10/12	4,690,000	4,689,742

		236,018,696

Corporate Debt — 2.5%
Berkshire Hathaway, Inc., FRN 0.868%, due 2/11/13	4,200,000	4,209,858
Sanofi FRN 0.562%, due3/28/13	3,500,000	3,506,094

		7,715,952

Discount Notes — 10.7%
Federal Farm Credit Discount Notes 0.152% 12/27/12	675,000	674,750
Federal Farm Credit Discount Notes 0.160% 12/28/12	1,525,000	1,524,390
Federal Farm Credit Discount Notes 0.162% 12/26/12	1,200,000	1,199,531
Federal Farm Credit Discount Notes 0.162% 12/27/12	5,000,000	4,998,022
Federal Home Loan Bank Discount Notes 0.080% 11/21/12	4,400,000	4,399,482
Federal Home Loan Bank Discount Notes 0.112% 10/31/12	5,125,000	5,124,499
Federal Home Loan Bank Discount Notes 0.130% 12/26/12	450,000	449,857
Federal Home Loan Bank Discount Notes 0.165% 6/28/13	875,000	873,909
Federal Home Loan Bank Discount Notes 0.173% 12/03/12	600,000	599,816
Federal Home Loan Mortgage Corp. 0.120% 11/19/12	5,000,000	4,999,150
Federal Home Loan Mortgage Corp. 0.132% 10/03/12	1,000,000	999,985
Federal Home Loan Mortgage Corp. 0.155% 2/04/13	258,000	257,858
Federal National Mortgage Association 0.125% 10/01/12	350,000	349,997
Federal National Mortgage Association 0.132% 11/28/12	5,000,000	4,998,917
Federal National Mortgage Association 0.150% 10/15/12	920,000	919,939

	Principal Amount	Value
Federal National Mortgage Association 0.162% 11/01/12	$150,000	$149,978

		32,520,080

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/12	9,317	9,317

U.S. Government Obligations — 7.1%
U.S. Treasury Note 0.500% 5/31/13	3,475,000	3,482,654
U.S. Treasury Note 0.625% 1/31/13	3,550,000	3,554,983
U.S. Treasury Note 0.625% 2/28/13	5,000,000	5,008,993
U.S. Treasury Note 0.625% 4/30/13	1,715,000	1,719,638
U.S. Treasury Note 0.750% 3/31/13	3,690,000	3,700,274
U.S. Treasury Note 1.375% 11/15/12	2,100,000	2,103,398
U.S. Treasury Note 1.375% 3/15/13	2,000,000	2,011,095

		21,581,035

U.S. Treasury Bills — 1.0%
U.S. Treasury Bills 0.000% 10/11/12	325,000	324,989
U.S. Treasury Bills 0.000% 1/31/13	2,620,000	2,618,800

		2,943,789

TOTAL SHORT-TERM INVESTMENTS (Cost $300,788,869)		300,788,869

TOTAL INVESTMENTS — 98.9% (Cost $300,788,869) (b)		300,788,869

Other Assets/(Liabilities) — 1.1%		3,286,377

NET ASSETS — 100.0%		$304,075,246

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $182,838,091 or 60.13% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 68.6%

CORPORATE DEBT — 35.1%
Advertising — 0.4%
WPP Finance 8.000% 9/15/14	$610,000	$684,776

Aerospace & Defense — 0.1%
L-3 Communications Corp. 6.375% 10/15/15	108,000	109,242

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	209,683

Airlines — 0.0%
United Air Lines, Inc. (a) 10.110% 2/19/49	9,133	4,018

Auto Manufacturers — 0.5%
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	821,490

Banks — 1.3%
Capital One Financial Corp. 2.125% 7/15/14	150,000	153,055
Capital One Financial Corp. 7.375% 5/23/14	85,000	93,550
First Horizon National Corp. 5.375% 12/15/15	275,000	300,863
ICICI Bank Ltd. (b) 5.500% 3/25/15	860,000	906,163
Regions Financial Corp. 4.875% 4/26/13	500,000	510,000
Regions Financial Corp. 5.750% 6/15/15	90,000	96,635
Wells Fargo & Co. 3.625% 4/15/15	210,000	224,804

		2,285,070

Beverages — 0.4%
Constellation Brands, Inc. 8.375% 12/15/14	635,000	719,931

Building Materials — 1.3%
CRH America, Inc. 5.300% 10/15/13	750,000	780,445
Lafarge North America, Inc. 6.875% 7/15/13	500,000	514,275
Lafarge SA (b) 6.200% 7/09/15	400,000	432,000
Masco Corp. 4.800% 6/15/15	490,000	516,105
Masco Corp. 7.125% 8/15/13	160,000	166,461

		2,409,286

	Principal Amount	Value
Chemicals — 1.7%
Cabot Corp. 5.000% 10/01/16	$330,000	$370,362
Incitec Pivot Ltd. (b) 4.000% 12/07/15	945,000	980,446
LyondellBasell Industries NV 5.000% 4/15/19	200,000	212,500
NOVA Chemicals Corp. FRN 3.854% 11/15/13	655,000	654,181
RPM International, Inc. 6.250% 12/15/13	825,000	866,523

		3,084,012

Commercial Services — 0.7%
Brambles USA, Inc. (b) 3.950% 4/01/15	265,000	277,790
Deluxe Corp. 7.375% 6/01/15	25,000	25,438
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	45,000	46,462
Equifax, Inc. 4.450% 12/01/14	825,000	873,104

		1,222,794

Computers — 0.3%
Affiliated Computer Services, Inc. 5.200% 6/01/15	415,000	446,014
Brocade Communications Systems, Inc. 6.625% 1/15/18	30,000	31,125

		477,139

Diversified Financial — 6.3%
American Express Co. 7.250% 5/20/14	60,000	66,225
Citigroup, Inc. 5.500% 10/15/14	115,000	124,009
Citigroup, Inc. 6.375% 8/12/14	860,000	935,867
ERAC USA Finance LLC (b) 5.800% 10/15/12	255,000	255,412
ERAC USA Finance LLC (b) 5.900% 11/15/15	1,000,000	1,123,442
Ford Motor Credit Co. LLC 2.750% 5/15/15	250,000	254,959
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	203,578
Ford Motor Credit Co. LLC 3.875% 1/15/15	455,000	475,518
Ford Motor Credit Co. LLC 8.700% 10/01/14	425,000	482,440
The Goldman Sachs Group, Inc. 5.150% 1/15/14	695,000	729,753

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.450% 11/01/12	$640,000	$642,511
Hyundai Capital America (b) 3.750% 4/06/16	875,000	930,853
International Lease Finance Corp. 5.625% 9/20/13	75,000	77,344
Janus Capital Group, Inc. 6.700% 6/15/17	400,000	452,726
JP Morgan Chase & Co. 3.450% 3/01/16	890,000	948,963
JPMorgan Chase & Co. 5.125% 9/15/14	885,000	949,610
Lazard Group LLC 7.125% 5/15/15	752,000	829,312
Merrill Lynch & Co., Inc. 5.450% 2/05/13	480,000	487,334
Morgan Stanley 2.875% 7/28/14	750,000	765,983
Morgan Stanley 4.200% 11/20/14	335,000	348,224
Morgan Stanley 6.000% 4/28/15	175,000	189,656

		11,273,719

Electric — 1.5%
Ameren Corp. 8.875% 5/15/14	755,000	839,839
CMS Energy Corp. 2.750% 5/15/14	725,000	735,453
EDP Finance BV (b) 5.375% 11/02/12	1,105,000	1,107,684
Kansas Gas & Electric Co. 5.647% 3/29/21	42,961	47,005

		2,729,981

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	115,000	122,044
Energizer Holdings, Inc. 4.700% 5/24/22	185,000	196,225

		318,269

Electronics — 0.5%
Avnet, Inc. 5.875% 3/15/14	845,000	889,191

Engineering & Construction — 0.1%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	204,040

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	205,000	214,225

	Principal Amount	Value
Foods — 0.3%
Tyson Foods, Inc. 6.850% 4/01/16	$510,000	$585,225

Forest Products & Paper — 0.6%
Domtar Corp. 7.125% 8/15/15	280,000	316,861
Rock-Tenn Co. 5.625% 3/15/13	745,000	754,313

		1,071,174

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	500,000	534,610

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	275,000	281,875

Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.750% 8/15/13	320,000	334,400

Home Builders — 0.3%
Pulte Group, Inc. 6.250% 2/15/13	370,000	377,400
Toll Brothers Finance Corp. 4.950% 3/15/14	100,000	104,723

		482,123

Home Furnishing — 0.3%
Sealy Mattress Co. (b) 10.875% 4/15/16	428,000	467,590
Whirlpool Corp. 8.600% 5/01/14	40,000	44,465

		512,055

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	115,000	116,521

Insurance — 0.6%
American International Group, Inc. 3.000% 3/20/15	800,000	828,380
American International Group, Inc. 3.650% 1/15/14	50,000	51,477
Prudential Financial, Inc. 3.875% 1/14/15	115,000	122,145

		1,002,002

Investment Companies — 0.1%
Xstrata Finance Canada (b) 2.850% 11/10/14	250,000	257,010

Iron & Steel — 1.3%
ArcelorMittal 4.000% 2/25/15	600,000	599,600
ArcelorMittal 9.250% 2/15/15	830,000	913,000

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Metals Co. 5.625% 11/15/13	$750,000	$772,500

		2,285,100

Manufacturing — 1.4%
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	635,000	714,937
Textron, Inc. 6.200% 3/15/15	900,000	988,611
Tyco Electronics Group SA 6.550% 10/01/17	700,000	846,521

		2,550,069

Media — 0.3%
Globo Comunicacao e Participacoes SA (b) 4.875% 4/11/22	225,000	243,844
Scholastic Corp. 5.000% 4/15/13	320,000	322,400

		566,244

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	177,921

Mining — 0.5%
Teck Resources Ltd. 10.750% 5/15/19	52,000	62,665
Vale Overseas Ltd. 6.250% 1/11/16	800,000	902,208

		964,873

Office Equipment/Supplies — 0.5%
Xerox Corp. 4.250% 2/15/15	90,000	95,585
Xerox Corp. 8.250% 5/15/14	665,000	737,662

		833,247

Oil & Gas — 1.3%
Chesapeake Energy Corp. 7.625% 7/15/13	665,000	689,937
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	32,225
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	350,269
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	300,000	296,700
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	1,057,810

		2,426,941

Oil & Gas Services — 0.1%
Weatherford International Ltd. 4.500% 4/15/22	100,000	104,583

	Principal Amount	Value
Packaging & Containers — 0.2%
Sealed Air Corp. (b) 5.625% 7/15/13	$240,000	$246,000
Sealed Air Corp. 7.875% 6/15/17	200,000	214,000

		460,000

Pharmaceuticals — 0.1%
Mylan, Inc. (b) 7.625% 7/15/17	100,000	110,750

Pipelines — 0.4%
Enogex LLC (b) 6.875% 7/15/14	305,000	326,511
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	35,000	37,858
Kern River Funding Corp. (b) 4.893% 4/30/18	56,968	62,284
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	357,000

		783,653

Real Estate — 1.4%
Colonial Realty LP 6.250% 6/15/14	1,000,000	1,072,570
Post Apartment Homes LP 6.300% 6/01/13	76,000	78,273
ProLogis LP 5.625% 11/15/15	445,000	486,601
ProLogis LP 5.900% 8/15/13	300,000	310,309
ProLogis LP 6.625% 5/15/18	550,000	657,152

		2,604,905

Real Estate Investment Trusts (REITS) — 4.1%
American Tower Corp. 4.625% 4/01/15	900,000	969,572
Boston Properties LP 5.625% 4/15/15	1,000,000	1,108,545
Developers Diversified Realty Corp. 5.500% 5/01/15	880,000	952,187
Duke Realty LP 5.500% 3/01/16	250,000	271,281
Federal Realty Investment Trust 6.200% 1/15/17	800,000	927,889
HCP, Inc. 6.000% 1/30/17	550,000	633,008
Prologis 7.625% 8/15/14	346,000	380,533
Realty, Inc. 5.950% 9/15/16	750,000	843,367
UDR, Inc. 5.250% 1/15/15	400,000	432,053

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UDR, Inc. 5.250% 1/15/16	$350,000	$382,251
UDR, Inc. 6.050% 6/01/13	500,000	515,953

		7,416,639

Savings & Loans — 0.9%
ASIF Global Financing XIX (b) 4.900% 1/17/13	700,000	703,500
Glencore Funding LLC (b) 6.000% 4/15/14	875,000	919,561

		1,623,061

Telecommunications — 2.4%
CenturyLink, Inc. 5.000% 2/15/15	685,000	730,483
CenturyLink, Inc. 5.500% 4/01/13	160,000	163,280
Qwest Corp. 8.375% 5/01/16	315,000	379,607
Telecom Italia Capital 5.250% 10/01/15	250,000	263,125
Telecom Italia Capital 6.175% 6/18/14	735,000	773,587
Telefonica Emisiones SAU 2.582% 4/26/13	550,000	550,688
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,095,000
Windstream Corp. 8.125% 8/01/13	430,000	451,500

		4,407,270

Transportation — 0.8%
Asciano Finance Ltd. (b) 3.125% 9/23/15	940,000	953,808
Ryder System, Inc. 2.500% 3/01/18	475,000	480,640

		1,434,448

Trucking & Leasing — 0.8%
GATX Corp. 3.500% 7/15/16	30,000	30,953
GATX Corp. 4.750% 10/01/12	215,000	215,000
GATX Corp. 8.750% 5/15/14	220,000	246,056
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 7/11/14	770,000	776,123
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	200,000	204,616

		1,472,748

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $61,719,353)		$63,056,313

MUNICIPAL OBLIGATIONS — 0.8%
Access Group, Inc., Delaware VRN 1.703% 9/01/37	$155,000	132,144
Louisiana State Public Facilities Authority FRN 1.351% 4/26/27	190,000	191,854
North Carolina State Education Assistance Authority FRN 1.351% 1/26/26	350,000	352,982
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.901% 1/25/21	208,662	208,990
State of California 5.950% 4/01/16	75,000	85,770
State of Illinois 5.365% 3/01/17	400,000	445,048

		1,416,788

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,363,993)		1,416,788

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
Automobile ABS — 4.1%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	427,667	427,830
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	73,792	73,844
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	71,749	71,758
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	6,476	6,477
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (b) 0.770% 3/15/20	258,371	258,419
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	300,000	307,814
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (b) 0.978% 11/07/23	400,000	400,460
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.970% 9/15/21	941,788	951,787

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (b) 2.200% 9/16/19	$350,000	$355,186
DT Auto Owner Trust, Series 2011-2A, Class B (b) 2.120% 2/16/16	375,000	375,271
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (b) 1.140% 11/20/17	390,000	392,707
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (b) 1.430% 10/20/16	524,707	527,132
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (b) 1.620% 5/20/17	286,987	289,397
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	58,333	58,422
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (b) 1.470% 5/15/18	195,000	195,254
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (b) 1.960% 11/15/17	219,936	222,044
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	88,620	88,680
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (b) 3.740% 2/25/17	170,000	182,747
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 (b) 4.260% 3/25/14	540,000	545,230
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	100,000	109,708
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (b) 2.550% 9/15/16	111,061	111,939
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	505,841	507,145
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	328,224	328,871
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	88,115	88,161
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2 1.040% 4/15/14	208,746	208,916

	Principal Amount	Value
Wheels SPV LLC, Series 2012-1, Class A2 (b) 1.190% 3/20/21	$300,000	$302,177

		7,387,376

Commercial MBS — 6.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.919% 2/10/51	535,000	632,175
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	450,000	539,832
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	320,109
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	292,494
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	244,310
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	11,537	11,604
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	80,000	89,741
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	406,514	429,352
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	425,000	498,297
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	110,000	129,460
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.712% 4/12/38	863,076	891,039
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.932% 9/11/38	400,000	447,956
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.965% 6/10/46	225,000	239,781

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.002% 12/10/49	$140,000	$166,354
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	318,044	331,176
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.407% 2/15/41	265,000	156,034
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	234,902	240,919
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	235,000	254,561
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	386,731	420,342
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	115,116	118,952
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.064% 7/10/38	110,000	127,611
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	465,000	503,372
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (b) 3.341% 7/15/46	100,000	107,594
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	552,945
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	200,000	225,343
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	547,951
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.091% 6/12/46	245,000	283,578
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	300,000	324,964

	Principal Amount	Value
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	$253,766	$261,225
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	219,463
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	462,443
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	163,152	167,613
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	150,000	182,343
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.584% 8/15/39	570,000	604,951
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.584% 8/15/39	200,000	216,783
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	269,148
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.076% 2/15/51	21,240	21,294
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	187,083
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	218,114

		11,938,306

Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.486% 8/25/35	162,676	159,785
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.566% 9/25/35	161,234	158,218
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.576% 7/25/35	113,871	111,812
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.586% 11/25/34	148,196	147,171
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.656% 6/25/35	239,777	228,312
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.800% 8/28/44	40,203	39,805

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset Backed Securities Trust, Series 2005-HE5, Class M1 FRN 0.666% 6/25/35	$118,801	$117,000
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.596% 11/25/35	77,866	77,594
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.646% 4/25/35	77,669	75,734
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.316% 5/25/36	10,582	10,551
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.326% 7/25/36	91,225	88,990
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.626% 12/25/33	77,532	77,543
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.396% 4/25/36	50,185	49,874
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.446% 9/25/34	38,614	38,052
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.116% 2/25/35	102,644	95,470
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.791% 10/25/35	300,175	286,377
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.456% 1/25/36	165,573	138,625
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.596% 9/25/35	161,285	160,126
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.646% 4/25/35	149,360	126,314
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.386% 8/25/36	132,627	125,547
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.396% 7/25/36	118,141	117,507
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.496% 8/25/45	4,384	4,323
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.766% 6/25/35	369,303	321,214

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.966% 2/25/35	$133,816	$133,314
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.950% 6/28/35	347,824	314,271
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.516% 6/25/35	294,140	292,161
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.666% 3/25/35	175,000	140,593
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	140	144
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.686% 5/25/35	178,558	171,136
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.596% 8/25/35	267,246	262,938
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.735% 3/25/35	237,505	220,162
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.406% 3/25/36	146,497	144,711
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.556% 3/25/36	123,487	121,863
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.576% 8/25/35	158,348	155,145
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (b) 0.766% 12/25/32	17,762	17,593

		4,729,975

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.488% 7/07/30	142,202	123,817

Other ABS — 4.1%
CIT Equipment Collateral, Series 2012-VT1, Class A2 (b) 0.850% 5/20/14	325,000	325,671
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.400% 8/18/21	183,070	178,878
CLI Funding LLC, Series 2012-1A, Class A (b) 4.210% 6/18/27	97,273	100,687

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (b) 1.020% 12/15/15	$350,000	$350,437
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	248,125	270,188
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.705% 7/15/24	230,385	230,417
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	42,282	42,290
Great America Leasing Receivables, Series 2012-1, Class A2 (b) 0.950% 3/17/14	350,000	350,810
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.480% 6/02/17	250,000	250,445
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (b) 1.210% 9/20/13	143,851	143,925
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (b) 4.809% 7/20/31	423,425	444,444
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	295,000	295,002
New York City Tax Lien, Series 2011-AA, Class A (b) 1.990% 12/10/24	145,302	145,335
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (b) (d) 0.978% 6/20/14	225,000	186,368
NuCO2 Funding LLC, Series 2008-1A, Class A1 (b) 7.250% 6/25/38	350,000	360,150
PFS Financing Corp., Series 2010-DA, Class A FRN (b) 1.670% 2/15/15	1,700,000	1,706,823
PFS Financing Corp., Series 2011-BA, Class A FRN (b) 1.720% 10/17/16	350,000	353,228
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (b) 0.368% 3/20/19	114,812	112,873
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (b) 1.218% 9/20/19	231,286	230,005
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	127,709	127,986

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	$151,022	$153,764
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	192,000	213,360
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (b) 2.000% 4/15/18	8,256	8,266
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (b) 0.470% 5/15/20	156,000	153,706
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.620% 10/15/15	124,000	124,096
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.720% 7/15/41	450,417	450,760

		7,309,914

Student Loans ABS — 5.8%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.549% 9/25/25	87,129	86,876
Access Group, Inc., Series 2007-A, Class A2 FRN 0.556% 8/25/26	133,613	129,359
Access Group, Inc., Series 2003-1, Class A2 FRN 0.629% 12/27/16	279,576	278,228
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.372% 3/28/17	15,336	15,325
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.224% 1/25/47	450,000	382,500
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.611% 4/25/21	170,540	170,274
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.701% 1/25/24	550,000	501,141
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.462% 12/28/21	145,444	145,104
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.548% 12/15/22	316,177	315,175
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.717% 6/15/43	250,000	240,000

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.719% 12/15/42	$275,000	$270,870
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.731% 12/15/32	550,000	545,755
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	100,000	72,491
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.496% 5/25/23	245,876	241,436
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.526% 8/25/25	816,914	811,293
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.818% 9/20/22	271,378	272,254
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.326% 3/25/26	298,390	294,555
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.016% 4/25/46	148,557	149,776
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.547% 10/28/26	237,934	237,061
Northstar Education Finance, Inc., Series 2004-2 FRN 0.567% 4/28/16	232,355	232,055
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.531% 1/25/18	360,145	359,526
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.575% 1/15/19	605,519	602,028
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	300,000	280,113
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.438% 9/15/20	13,668	13,656
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.978% 3/15/38	147,863	118,070
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (b) 1.250% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (b) 1.320% 12/15/21	228,621	230,359

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (b) 1.320% 8/15/23	$253,639	$255,668
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.620% 8/15/25	298,908	303,069
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.630% 12/15/16	250,000	250,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.713% 12/15/16	145,000	145,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.717% 12/15/16	325,000	325,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (b) 1.870% 12/15/17	415,056	417,620
SLM Student Loan Trust, Series 2003-5, Class A7 2.490% 6/17/30	50,000	46,092
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	150,000	114,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.637% 10/28/28	67,069	66,837
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.901% 1/25/21	268,196	268,615
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.606% 5/25/30	596,860	596,579

		10,383,760

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.108% 8/25/34	33,146	29,905
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	204,529	206,421
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	6,266	5,716
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.137% 9/25/33	3,791	3,011
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.756% 8/25/34	5,746	5,049
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.409% 1/19/38	134,285	96,283

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.326% 5/25/37	$125,909	$59,538
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.655% 8/25/34	18,943	14,414
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.496% 6/25/36	29,125	29,125
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.466% 8/25/36	40,077	34,566
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.729% 7/25/33	1,156	1,162
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.869% 2/25/34	2,126	2,131
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.750% 2/25/34	97	94
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	301,678	304,129
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	259,652	260,301
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.476% 7/25/35	71,374	68,705
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.396% 6/25/46	264,069	107,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.918% 3/25/34	13,005	11,667
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.548% 4/25/44	31,455	28,848

		1,268,124

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.466% 11/25/37	229,831	225,054
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.181% 6/25/32	9,802	8,126

		233,180

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,434,694)		43,374,452

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 4.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	$32,999	$38,396
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	30,306	34,819

		73,215

Pass-Through Securities — 4.1%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	5,562	5,970
Pool #G11431 6.000% 2/01/18	4,974	5,377
Pool #E85032 6.500% 9/01/16	2,332	2,504
Pool #E85301 6.500% 9/01/16	15,700	16,995
Pool #E85409 6.500% 9/01/16	14,943	16,112
Pool #C01079 7.500% 10/01/30	1,125	1,318
Pool #C01135 7.500% 2/01/31	3,322	3,892
Pool #554904 9.000% 3/01/17	18	19
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	84,380	89,833
Pool #888586 2.372% 10/01/34	89,972	96,084
Pool #775539 2.651% 5/01/34	47,642	50,999
Pool #255148 5.500% 2/01/14	164	177
Pool #587994 6.000% 6/01/16	2,481	2,652
Pool #253880 6.500% 7/01/16	8,500	9,124
Pool #575667 7.000% 3/01/31	7,838	8,989
Pool #572577 7.000% 4/01/31	1,909	2,188
Pool #497120 7.500% 8/01/29	69	81
Pool #507053 7.500% 9/01/29	201	234
Pool #529453 7.500% 1/01/30	1,350	1,584
Pool #531196 7.500% 2/01/30	143	168

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #532418 7.500% 2/01/30	$977	$1,147
Pool #530299 7.500% 3/01/30	405	475
Pool #536386 7.500% 4/01/30	109	128
Pool #535996 7.500% 6/01/31	4,108	4,818
Pool #523499 8.000% 11/01/29	358	423
Pool #252926 8.000% 12/01/29	114	136
Pool #532819 8.000% 3/01/30	55	65
Pool #537033 8.000% 4/01/30	955	1,138
Pool #534703 8.000% 5/01/30	658	783
Pool #253437 8.000% 9/01/30	86	102
Pool #253481 8.000% 10/01/30	43	51
Pool #190317 8.000% 8/01/31	1,897	2,257
Pool #596656 8.000% 8/01/31	825	953
Pool #599652 8.000% 8/01/31	19,951	23,849
Pool #602008 8.000% 8/01/31	2,359	2,811
Pool #597220 8.000% 9/01/31	1,516	1,810
Federal National Mortgage Association TBA Pool #1866 2.500% 5/01/27 (e)	3,500,000	3,679,375
Pool #45519 5.500% 2/01/35 (e)	944,000	1,035,007
Government National Mortgage Association Pool #008746 1.625% 11/20/25	2,038	2,113
Pool #080136 1.625% 11/20/27	364	379
Pool #738313 4.500% 5/15/41	716,955	788,286
Pool #371146 7.000% 9/15/23	757	863
Pool #352022 7.000% 11/15/23	4,211	4,800
Pool #491089 7.000% 12/15/28	7,165	8,297
Pool #483598 7.000% 1/15/29	1,081	1,246

	Principal Amount	Value
Pool #478658 7.000% 5/15/29	$1,623	$1,885
Pool #500928 7.000% 5/15/29	2,167	2,511
Pool #498541 7.000% 6/15/29	783	812
Pool #509546 7.000% 6/15/29	1,166	1,356
Pool #499410 7.000% 7/15/29	585	680
Pool #510083 7.000% 7/15/29	610	707
Pool #493723 7.000% 8/15/29	2,684	3,120
Pool #507093 7.000% 8/15/29	309	360
Pool #581417 7.000% 7/15/32	7,731	9,017
Pool #591581 7.000% 8/15/32	3,159	3,689
Pool #210946 7.500% 3/15/17	1,164	1,276
Pool #203940 7.500% 4/15/17	1,764	1,915
Pool #181168 7.500% 5/15/17	1,084	1,189
Pool #193870 7.500% 5/15/17	1,341	1,471
Pool #226163 7.500% 7/15/17	2,219	2,440
Government National Mortgage Association II FRN Pool #82488 3.000% 3/20/40	287,974	301,941
Pool #82462 3.500% 1/20/40	265,689	283,029
Government National Mortgage Association TBA (e) Pool #20549 6.000% 10/01/35	700,000	790,453

		7,283,463

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,286,280)		7,356,678

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds & Notes — 4.5%
U.S. Treasury Note 0.250% 5/15/15	10,000	9,989
U.S. Treasury Note 1.500% 8/31/18	2,740,000	2,847,117

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.625% 8/15/22	$75,000	$74,917
U.S. Treasury Note (f) 2.125% 8/15/21	2,660,000	2,813,802
U.S. Treasury Notes 0.250% 5/31/14	2,255,000	2,255,705

		8,001,530

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,824,491)		8,001,530

TOTAL BONDS & NOTES (Cost $120,628,811)		123,205,761

TOTAL LONG-TERM INVESTMENTS (Cost $120,628,811)		123,205,761

SHORT-TERM INVESTMENTS — 33.9%
Commercial Paper — 33.6%
AGL Capital Corp. (b) 0.456% 10/10/12	3,000,000	2,999,587
Apache Corp. (b) 0.466% 10/19/12	3,750,000	3,749,042
BAT International Finance (b) 0.426% 10/12/12	3,200,000	3,199,515
Daimler Finance North America LLC (b) 0.507% 12/04/12	2,000,000	1,998,167
DCP Midstream LLC (b) 0.456% 10/04/12	1,300,000	1,299,919
Duke Energy Corp. (b) 0.456% 11/19/12	3,225,000	3,222,944
FMC Technologies, Inc. (b) 0.497% 10/29/12	3,575,000	3,573,540
Glencore Funding LLC 0.720% 11/13/12	4,500,000	4,495,950
Holcim US Finance Sarl & Cie (b) 0.609% 11/26/12	2,700,000	2,697,390
Kinder Morgan Energy (b) 0.507% 10/23/12	3,375,000	3,373,875
Marathon Oil Corp. (b) 0.456% 10/05/12	4,250,000	4,249,681
National Grid USA (b) 0.770% 10/15/12	1,950,000	1,949,333
ONEOK, Inc. (b) 0.426% 10/11/12	3,250,000	3,249,545
Talisman Energy, Inc. (b) 0.578% 12/14/12	3,000,000	2,996,390
Tesco Treasury Services PLC (b) 0.527% 11/27/12	2,500,000	2,497,869
Transcanada Pipeline (b) 0.568% 11/14/12	3,600,000	3,597,424

	Principal Amount	Value
United Healthcare Co. (b) 0.314% 10/01/12	$3,875,000	$3,874,933
Weatherford International Ltd. (b) 0.507% 10/09/12	3,000,000	2,999,583
WPP CP Finance PLC (b) 0.456% 10/02/12	4,400,000	4,399,835

		60,424,522

Time Deposits — 0.3%
Euro Time Deposit 0.010% 10/01/12	503,584	503,584

TOTAL SHORT-TERM INVESTMENTS (Cost $60,928,106)		60,928,106

TOTAL INVESTMENTS — 102.5% (Cost $181,556,917) (g)		184,133,867

Other Assets/(Liabilities) — (2.5)%		(4,512,199)

NET ASSETS — 100.0%		$179,621,668

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2012, these securities amounted to a value of $4,018 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $89,947,054 or 50.08% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $296,700 or 0.17% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2012, these securities amounted to a value of $186,368 or 0.10% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	13,140	$146,117

Aerospace & Defense — 1.3%
BE Aerospace, Inc. (a)	22,648	953,479
Exelis, Inc.	1,231	12,729
LMI Aerospace, Inc. (a)	1,143	23,363
Moog, Inc. Class A (a)	3,242	122,774

		1,112,345

Agriculture — 0.0%
The Andersons, Inc.	30	1,130
Universal Corp.	303	15,429

		16,559

Airlines — 0.5%
Alaska Air Group, Inc. (a)	2,285	80,112
Delta Air Lines, Inc. (a)	2,890	26,472
JetBlue Airways Corp. (a)	24,421	116,977
Republic Airways Holdings, Inc. (a)	480	2,222
Southwest Airlines Co.	8,120	71,213
Spirit Airlines, Inc. (a)	4,358	74,435
US Airways Group, Inc. (a)	6,440	67,362

		438,793

Apparel — 0.4%
Ascena Retail Group, Inc. (a)	10,052	215,615
Iconix Brand Group, Inc. (a)	495	9,029
The Jones Group, Inc.	5,070	65,251
True Religion Apparel, Inc.	1,500	31,995

		321,890

Auto Manufacturers — 0.0%
Navistar International Corp. (a)	2,014	42,475

Automotive & Parts — 1.3%
Cooper Tire & Rubber Co.	5,740	110,093
Dana Holding Corp.	68,952	848,110
Gentherm, Inc. (a)	4,260	52,994
Miller Industries, Inc.	2,880	46,224
Standard Motor Products, Inc.	2,129	39,216

		1,096,637

Banks — 2.4%
Associated Banc-Corp.	2,600	34,242
CapitalSource, Inc.	143,496	1,087,700
Citizens & Northern Corp.	841	16,492
Commerce Bancshares, Inc.	170	6,856
CVB Financial Corp.	9,420	112,475
Eagle Bancorp, Inc. (a)	2,252	37,653
First Horizon National Corp.	1,295	12,471
FirstMerit Corp.	22,445	330,615

	Number of Shares	Value
Huntington Bancshares, Inc.	19,140	$132,066
KeyCorp	5,540	48,420
Lakeland Financial Corp.	377	10,405
Old National Bancorp	6,390	86,968
Republic Bancorp, Inc. Class A	1,145	25,133
Southside Bancshares, Inc.	1,239	27,022
Univest Corp. of Pennsylvania	1,886	33,948
WesBanco, Inc.	2,364	48,958

		2,051,424

Beverages — 0.1%
Cott Corp. (a)	7,409	58,531

Biotechnology — 1.1%
Cambrex Corp. (a)	13,165	154,426
Charles River Laboratories International, Inc. (a)	3,040	120,384
Halozyme Therapeutics, Inc. (a)	24,277	183,534
Myriad Genetics, Inc. (a)	7,981	215,407
PDL BioPharma, Inc.	28,759	221,157
RTI Biologics, Inc. (a)	16,359	68,217

		963,125

Chemicals — 2.2%
A. Schulman, Inc.	6,030	143,635
Aceto Corp.	1,370	12,947
Chemtura Corp. (a)	7,110	122,434
Cytec Industries, Inc.	7,931	519,639
H.B. Fuller Co.	5,469	167,789
Huntsman Corp.	11,430	170,650
Innospec, Inc. (a)	2,160	73,267
Kronos Worldwide, Inc. (b)	1,600	23,904
Methanex Corp.	2,380	67,925
Olin Corp.	590	12,821
Omnova Solutions, Inc. (a)	3,310	25,057
PolyOne Corp.	420	6,959
RPM International, Inc.	2,360	67,354
The Valspar Corp.	422	23,674
W.R. Grace & Co. (a)	7,520	444,282

		1,882,337

Coal — 0.0%
Cloud Peak Energy, Inc. (a)	390	7,059

Commercial Services — 7.3%
Aaron’s, Inc.	3,760	104,566
Alliance Data Systems Corp. (a)	99	14,053
Booz Allen Hamilton Holding Corp. (b)	8,834	122,351
Bridgepoint Education, Inc. (a) (b)	355	3,603
Chemed Corp.	2,364	163,802
Coinstar, Inc. (a) (b)	2,462	110,741
Convergys Corp.	1,830	28,676
Deluxe Corp.	5,118	156,406
DeVry, Inc. (b)	568	12,928

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Donnelley (R.R.) & Sons Co. (b)	14,130	$149,778
Euronet Worldwide, Inc. (a)	7,347	138,050
Genpact Ltd.	4,019	67,037
Global Cash Access Holdings, Inc. (a)	10,400	83,720
Global Payments, Inc.	417	17,443
Grand Canyon Education, Inc. (a)	6,565	154,474
Green Dot Corp. Class A (a) (b)	4,870	59,560
Heartland Payment Systems, Inc.	1,712	54,236
ICF International, Inc. (a)	5,103	102,570
Intersections, Inc. (b)	3,221	33,949
Kforce, Inc. (a)	1,140	13,441
Korn/Ferry International (a)	36,371	557,567
MAXIMUS, Inc.	1,795	107,197
Medifast, Inc. (a)	4,245	111,007
Monro Muffler Brake, Inc.	18,134	638,135
Moody’s Corp.	19,063	842,013
Navigant Consulting, Inc. (a)	6,876	75,980
Net 1 UEPS Technologies, Inc. (a)	4,130	37,377
PAREXEL International Corp. (a)	1,910	58,752
Quad/Graphics, Inc. (b)	3,029	51,372
Rent-A-Center, Inc.	1,193	41,850
Resources Connection, Inc.	4,670	61,224
Robert Half International, Inc.	58,873	1,567,788
SAIC, Inc.	6,510	78,380
Team Health Holdings, Inc. (a)	350	9,496
TeleTech Holdings, Inc. (a)	4,110	70,075
TNS, Inc. (a)	1,687	25,221
Total System Services, Inc.	6,723	159,335
TrueBlue, Inc. (a)	8,242	129,564
Valassis Communications, Inc. (a) (b)	5,144	127,005

		6,340,722

Computers — 5.6%
Brocade Communications Systems, Inc. (a)	28,408	168,033
CACI International, Inc. Class A (a)	10,943	566,738
Cadence Design Systems, Inc. (a)	15,249	196,178
Diebold, Inc.	3,890	131,132
Electronics for Imaging, Inc. (a)	8,058	133,843
Fortinet, Inc. (a)	32,255	778,636
iGATE Corp. (a)	3,822	69,446
j2 Global, Inc.	18,521	607,859
Lexmark International, Inc. Class A (b)	374	8,322
Manhattan Associates, Inc. (a)	1,083	62,023
Mentor Graphics Corp. (a)	8,490	131,425
NCR Corp. (a)	6,391	148,974
Netscout Systems, Inc. (a)	4,166	106,275
Sykes Enterprises, Inc. (a)	4,781	64,257
Synopsys, Inc. (a)	3,206	105,862
Virtusa Corp. (a)	190	3,376
Western Digital Corp.	40,117	1,553,732

		4,836,111

	Number of Shares	Value
Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	6,727	$191,719
Fossil, Inc. (a)	8,623	730,368
Owens & Minor, Inc.	2,470	73,804
Pool Corp.	15,778	656,049

		1,651,940

Diversified Financial — 1.9%
Encore Capital Group, Inc. (a)	3,304	93,371
Federated Investors, Inc. Class B (b)	4,615	95,484
Financial Engines, Inc. (a)	11,948	284,721
KBW, Inc.	27,673	455,774
The NASDAQ OMX Group, Inc.	3,700	86,192
Netspend Holdings, Inc. (a)	1,120	11,010
Ocwen Financial Corp. (a)	21,981	602,499

		1,629,051

Electric — 1.3%
The AES Corp. (a)	44,527	488,461
Avista Corp.	3,800	97,812
CenterPoint Energy, Inc.	3,018	64,283
CMS Energy Corp.	1,071	25,222
El Paso Electric Co.	2,190	75,008
The Empire District Electric Co.	160	3,448
NorthWestern Corp.	481	17,427
NV Energy, Inc.	6,830	123,008
Portland General Electric Co.	2,189	59,191
TECO Energy, Inc.	9,041	160,387

		1,114,247

Electrical Components & Equipment — 1.4%
Belden, Inc.	3,478	128,269
EnerSys (a)	5,421	191,307
General Cable Corp. (a)	14,162	416,079
Greatbatch, Inc. (a)	18,985	461,905
Molex, Inc. (b)	902	23,705

		1,221,265

Electronics — 1.9%
Avnet, Inc. (a)	669	19,461
Celestica, Inc. (a)	8,050	57,477
Flextronics International Ltd. (a)	11,245	67,470
Imax Corp. (a) (b)	46,282	921,475
Itron, Inc. (a)	245	10,572
Newport Corp. (a)	2,183	24,144
PerkinElmer, Inc.	4,628	136,387
Waters Corp. (a)	3,283	273,572
Watts Water Technologies, Inc. Class A	1,749	66,165
Zagg, Inc. (a)	11,210	95,621
Zygo Corp. (a)	545	9,968

		1,682,312

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy – Alternate Sources — 0.2%
Green Plains Renewable Energy, Inc. (a)	331	$1,940
Renewable Energy Group, Inc. (a) (b)	22,629	150,483
REX American Resources Corp. (a)	1,730	31,157

		183,580

Engineering & Construction — 1.9%
AECOM Technology Corp. (a)	5,024	106,308
Dycom Industries, Inc. (a)	260	3,739
EMCOR Group, Inc.	397	11,330
KBR, Inc.	51,415	1,533,195
URS Corp.	999	35,275

		1,689,847

Entertainment — 0.2%
Cinemark Holdings, Inc.	3,890	87,253
Penn National Gaming, Inc. (a)	20	862
Regal Entertainment Group Class A (b)	4,640	65,285

		153,400

Environmental Controls — 2.0%
Darling International, Inc. (a)	8,460	154,734
Mine Safety Appliances Co.	1,660	61,868
Tetra Technologies, Inc. (a)	6,515	171,084
Waste Connections, Inc.	44,021	1,331,635

		1,719,321

Foods — 1.4%
Dean Foods Co. (a)	9,370	153,199
Harris Teeter Supermarkets, Inc.	360	13,982
Ingredion, Inc.	740	40,818
Safeway, Inc. (b)	3,974	63,942
Spartan Stores, Inc.	2,047	31,340
TreeHouse Foods, Inc. (a)	15,268	801,570
Village Super Market	622	22,865
Weis Markets, Inc.	1,126	47,664

		1,175,380

Forest Products & Paper — 0.9%
Boise, Inc.	2,863	25,080
Buckeye Technologies, Inc.	5,673	181,876
KapStone Paper and Packaging Corp. (a)	7,070	158,297
Neenah Paper, Inc.	3,144	90,044
P.H. Glatfelter Co.	10,983	195,607
Schweitzer-Mauduit International, Inc.	2,760	91,053

		741,957

Gas — 0.9%
Chesapeake Utilities Corp.	70	3,315
PAA Natural Gas Storage LP	25,135	500,187
UGI Corp.	3,460	109,855

	Number of Shares	Value
Vectren Corp.	4,765	$136,279

		749,636

Hand & Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	800	31,240
Regal-Beloit Corp.	7,501	528,670

		559,910

Health Care – Products — 2.7%
Cepheid, Inc. (a)	15,870	547,674
CONMED Corp.	4,999	142,471
Cyberonics, Inc. (a)	414	21,702
Dexcom, Inc. (a)	35,489	533,400
Hanger, Inc. (a)	3,940	112,408
Henry Schein, Inc. (a)	1,683	133,411
IDEXX Laboratories, Inc. (a)	134	13,313
Masimo Corp. (a)	1,510	36,512
OraSure Technologies, Inc. (a)	11,530	128,214
Orthofix International NV (a)	8,243	368,874
PSS World Medical, Inc. (a)	579	13,190
ResMed, Inc.	4,320	174,830
Steris Corp.	1,900	67,393
Vascular Solutions, Inc. (a)	2,520	37,321
Young Innovations, Inc.	958	37,458

		2,368,171

Health Care – Services — 3.7%
AMERIGROUP Corp. (a)	3,559	325,399
AmSurg Corp. (a)	5,024	142,581
Bio-Reference Laboratories, Inc. (a) (b)	4,153	118,693
DaVita, Inc. (a)	684	70,869
The Ensign Group, Inc.	4,873	149,138
Health Management Associates, Inc. Class A (a)	9,840	82,558
HealthSouth Corp. (a)	43,541	1,047,596
Laboratory Corporation of America Holdings (a)	640	59,181
LifePoint Hospitals, Inc. (a)	238	10,182
Magellan Health Services, Inc. (a)	173	8,929
Metropolitan Health Networks, Inc. (a)	10,436	97,472
Select Medical Holdings Corp. (a)	13,144	147,607
Skilled Healthcare Group, Inc. Class A (a)	1,140	7,330
Triple-S Management Corp. Class B (a)	1,326	27,713
U.S. Physical Therapy, Inc.	3,404	94,053
Universal Health Services, Inc. Class B	750	34,298
WellCare Health Plans, Inc. (a)	13,230	748,156

		3,171,755

Holding Company – Diversified — 0.0%
Harbinger Group, Inc. (a)	2,790	23,520

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.6%
Toll Brothers, Inc. (a)	15,608	$518,654

Home Furnishing — 0.1%
Kimball International, Inc. Class B	1,020	12,464
La-Z-Boy, Inc. (a)	4,149	60,700
VOXX International Corp. (a)	6,469	48,388

		121,552

Household Products — 0.2%
Acco Brands Corp. (a)	79	513
Avery Dennison Corp.	1,060	33,729
CSS Industries, Inc.	1,195	24,557
Helen of Troy Ltd. (a)	1,293	41,156
Jarden Corp.	1,981	104,676
Spectrum Brands Holdings, Inc. (a)	300	12,003

		216,634

Housewares — 0.2%
The Toro Co.	3,550	141,219

Insurance — 4.5%
Allied World Assurance Co. Holdings Ltd.	905	69,911
Alterra Capital Holdings Ltd.	13,988	334,873
American Financial Group, Inc.	5,690	215,651
AmTrust Financial Services, Inc. (b)	18,099	463,707
Aspen Insurance Holdings Ltd.	2,380	72,566
Assurant, Inc.	3,733	139,241
Axis Capital Holdings Ltd.	2,210	77,173
CNO Financial Group, Inc.	23,615	227,885
Everest Re Group Ltd.	1,000	106,960
FBL Financial Group, Inc. Class A	689	22,875
Fidelity National Financial, Inc. Class A	8,540	182,671
First American Financial Corp.	3,350	72,594
Greenlight Capital Re Ltd. Class A (a)	2,170	53,708
HCC Insurance Holdings, Inc.	6,305	213,676
Horace Mann Educators Corp.	7,042	127,531
Maiden Holdings Ltd.	3,123	27,763
Meadowbrook Insurance Group, Inc.	12,076	92,864
Montpelier Re Holdings Ltd.	3,750	82,987
PartnerRe Ltd.	900	66,852
Primerica, Inc.	7,391	211,678
ProAssurance Corp.	1,661	150,221
Protective Life Corp.	4,914	128,796
Reinsurance Group of America, Inc. Class A	3,296	190,740
RenaissanceRe Holdings Ltd.	880	67,795
StanCorp Financial Group, Inc.	642	20,056
Symetra Financial Corp.	16,246	199,826
Torchmark Corp.	3,296	169,250
Tower Group, Inc.	39	756
Validus Holdings Ltd.	2,350	79,688

		3,870,294

	Number of Shares	Value
Internet — 2.2%
Ancestry.com, Inc. (a) (b)	2,717	$81,727
AOL, Inc. (a)	1,291	45,482
Dice Holdings, Inc. (a)	13,560	114,175
Digital River, Inc. (a)	902	15,027
IAC/InterActiveCorp	2,203	114,688
Move, Inc. (a)	2,570	22,154
Perficient, Inc. (a)	1,810	21,847
Sapient Corp. (a)	10,581	112,794
Splunk, Inc. (a)	260	9,547
TIBCO Software, Inc. (a)	35,506	1,073,347
Travelzoo, Inc. (a)	290	6,835
ValueClick, Inc. (a)	7,638	131,297
VASCO Data Security International, Inc. (a)	3,464	32,492
Websense, Inc. (a)	7,972	124,762
XO Group, Inc. (a)	1,740	14,529

		1,920,703

Iron & Steel — 0.0%
Metals USA Holdings Corp. (a)	3,090	41,313

Leisure Time — 0.0%
Multimedia Games Holding Co. (a)	333	5,238
Polaris Industries, Inc.	161	13,020
Town Sports International Holdings, Inc. (a)	1,370	16,947

		35,205

Lodging — 0.1%
Ameristar Casinos, Inc.	5,932	105,590

Machinery – Diversified — 1.0%
Altra Holdings, Inc.	2,156	39,239
Applied Industrial Technologies, Inc.	1,341	55,558
Columbus McKinnon Corp. (a)	1,998	30,190
Gardner Denver, Inc.	134	8,095
Kadant, Inc. (a)	2,946	68,318
NACCO Industries, Inc. Class A	650	81,516
Tennant Co.	165	7,065
Wabtec Corp.	5,935	476,521
Xylem, Inc.	538	13,531
Zebra Technologies Corp. Class A (a)	1,850	69,449

		849,482

Manufacturing — 1.1%
Actuant Corp. Class A	6,685	191,325
AZZ, Inc.	482	18,306
Barnes Group, Inc.	3,808	95,238
Carlisle Cos., Inc.	1,510	78,399
EnPro Industries, Inc. (a)	1,190	42,852
FreightCar America, Inc.	2,170	38,604
GP Strategies Corp. (a)	3,044	58,810
Koppers Holdings, Inc.	1,813	63,328
LSB Industries, Inc. (a)	750	32,903
Myers Industries, Inc.	4,962	77,506

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Park-Ohio Holdings Corp. (a)	1,676	$36,319
Smith & Wesson Holding Corp. (a)	6,480	71,345
Standex International Corp.	1,939	86,189
Trimas Corp. (a)	3,803	91,690

		982,814

Media — 0.3%
Demand Media, Inc. (a)	2,463	26,773
John Wiley & Sons, Inc. Class A	1,900	87,305
Scholastic Corp.	4,486	142,565

		256,643

Metal Fabricate & Hardware — 0.3%
Commercial Metals Co.	2,320	30,624
The Timken Co.	1,370	50,909
Worthington Industries, Inc.	9,613	208,218

		289,751

Mining — 0.7%
Aurizon Mines Ltd. (a)	12,702	66,813
Compass Minerals International, Inc.	6,408	477,973
Nevsun Resources Ltd.	2,725	12,807
Noranda Aluminum Holding Corp.	2,326	15,561

		573,154

Office Furnishings — 0.3%
Herman Miller, Inc.	5,440	105,754
Knoll, Inc.	5,177	72,219
Steelcase, Inc. Class A	12,850	126,572

		304,545

Oil & Gas — 2.9%
Alon USA Energy, Inc.	6,700	91,790
CVR Energy, Inc. (a)	1,510	55,493
CVR Energy, Inc. (c)	3,864	-
Delek US Holdings, Inc.	4,501	114,731
Denbury Resources, Inc. (a)	1,720	27,795
EPL Oil & Gas, Inc. (a)	23,517	477,160
Gran Tierra Energy, Inc. (a)	18,220	94,197
Helmerich & Payne, Inc.	2,960	140,926
Kosmos Energy Ltd. (a)	27,094	308,601
Nabors Industries Ltd. (a)	3,935	55,208
Parker Drilling Co. (a)	25,961	109,815
Patterson-UTI Energy, Inc.	8,810	139,550
Tesoro Corp.	6,286	263,383
TransGlobe Energy Corp. (a)	7,993	86,804
VAALCO Energy, Inc. (a)	21,667	185,253
Venoco, Inc. (a)	6,930	82,328
Warren Resources, Inc. (a)	10,910	33,166
Western Refining, Inc.	8,188	214,362

		2,480,562

Oil & Gas Services — 2.2%
Basic Energy Services, Inc. (a) (b)	3,840	43,085
C&J Energy Services, Inc. (a) (b)	7,336	145,986

	Number of Shares	Value
Forum Energy Technologies, Inc. (a) (b)	3,670	$89,254
Helix Energy Solutions Group, Inc. (a)	8,804	160,849
HollyFrontier Corp.	22,909	945,454
ION Geophysical Corp. (a)	9,220	63,987
Key Energy Services, Inc. (a)	2,980	20,860
Matrix Service Co. (a)	4,605	48,675
Newpark Resources, Inc. (a)	710	5,261
Pioneer Energy Services Corp. (a)	1,340	10,439
RPC, Inc. (b)	15,468	183,915
Targa Resources Corp.	2,970	149,510
Tesco Corp. (a)	590	6,301

		1,873,576

Packaging & Containers — 1.3%
Ball Corp.	247	10,451
Bemis Co., Inc.	2,640	83,081
Graphic Packaging Holding Co. (a)	13,684	79,504
Packaging Corporation of America	24,579	892,218
Silgan Holdings, Inc.	544	23,669

		1,088,923

Pharmaceuticals — 3.2%
Achillion Pharmaceuticals, Inc. (a)	23,479	244,416
Catamaran Corp. (a)	5,670	555,490
Endo Health Solutions, Inc. (a)	2,077	65,883
MAP Pharmaceuticals, Inc. (a)	11,960	186,217
Medivation, Inc. (a)	6,648	374,681
Obagi Medical Products, Inc. (a)	5,322	66,046
Omnicare, Inc.	3,050	103,609
Patterson Cos., Inc.	4,517	154,662
PharMerica Corp. (a)	2,560	32,410
Questcor Pharmaceuticals, Inc. (a) (b)	26,922	498,057
Santarus, Inc. (a)	11,450	101,676
SciClone Pharmaceuticals, Inc. (a)	18,530	102,842
United Therapeutics Corp. (a)	640	35,763
USANA Health Sciences, Inc. (a) (b)	2,928	136,064
VIVUS, Inc. (a)	7,470	133,115

		2,790,931

Pipelines — 0.0%
Crosstex Energy, Inc.	2,035	28,551

Real Estate Investment Trusts (REITS) — 9.4%
Acadia Realty Trust	40	993
American Assets Trust, Inc.	1,370	36,702
American Campus Communities, Inc.	728	31,945
Apartment Investment & Management Co. Class A	3,670	95,383
Ares Commercial Real Estate Corp.	7,500	127,950
Brandywine Realty Trust	4,570	55,708
CBL & Associates Properties, Inc.	4,720	100,725
Cedar Realty Trust, Inc.	1,290	6,811
Chatham Lodging Trust	14,380	199,594
Coresite Realty Corp.	2,720	73,277

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CubeSmart	7,494	$96,448
CYS Investments, Inc. (b)	74,836	1,054,439
DCT Industrial Trust Inc.	4,680	30,280
Digital Realty Trust, Inc.	11,293	788,816
Douglas Emmett, Inc.	1,210	27,915
Duke Realty Corp.	2,980	43,806
Eastgroup Properties	3,463	184,232
Education Realty Trust, Inc.	2,390	26,051
Essex Property Trust, Inc.	7	1,038
Extra Space Storage, Inc.	6,050	201,162
First Industrial Realty Trust, Inc. (a)	6,559	86,185
Glimcher Realty Trust	8,260	87,308
Hatteras Financial Corp.	41,230	1,162,274
Healthcare Realty Trust, Inc.	4,890	112,714
LaSalle Hotel Properties	36,055	962,308
Lexington Realty Trust	6,660	64,336
Liberty Property Trust	1,120	40,589
Mid-America Apartment Communities, Inc.	9,738	635,989
OMEGA Healthcare Investors, Inc.	1,970	44,778
Post Properties, Inc.	650	31,174
Ramco-Gershenson Properties Trust	5,560	69,667
Regency Centers Corp.	590	28,751
Sabra Health Care REIT, Inc.	5,000	100,050
Sovran Self Storage, Inc.	2,847	164,699
Starwood Property Trust, Inc.	36,503	849,425
Sun Communities, Inc.	1,861	82,107
Sunstone Hotel Investors, Inc. (a)	6,000	66,000
Tanger Factory Outlet Centers, Inc.	4,919	159,031
Taubman Centers, Inc.	2,272	174,330
Weingarten Realty Investors	2,373	66,705

		8,171,695

Retail — 9.7%
Advance Auto Parts, Inc.	1,847	126,409
ANN, Inc. (a)	6,685	252,225
Big Lots, Inc. (a)	3,989	117,995
Bob Evans Farms, Inc.	3,819	149,437
Body Central Corp. (a)	4,060	42,427
Brinker International, Inc.	6,050	213,565
Brown Shoe Co., Inc.	510	8,175
The Buckle, Inc. (b)	720	32,710
CarMax, Inc. (a)	39,594	1,120,510
Cash America International, Inc.	860	33,170
The Cato Corp. Class A	7,042	209,218
CEC Entertainment, Inc.	144	4,337
The Cheesecake Factory, Inc.	4,744	169,598
Chico’s FAS, Inc.	13,636	246,948
Cracker Barrel Old Country Store, Inc.	943	63,285
Denny’s Corp. (a)	4,428	21,476
Dick’s Sporting Goods, Inc.	322	16,696
Dillard’s, Inc. Class A	1,678	121,353
Dunkin’ Brands Group, Inc. (b)	55,328	1,615,301

	Number of Shares	Value
Express, Inc. (a)	8,432	$124,962
EZCORP, Inc. (a)	2,795	64,089
The Finish Line, Inc. Class A	8,962	203,796
First Cash Financial Services, Inc. (a)	221	10,168
Foot Locker, Inc.	6,039	214,384
Fred’s, Inc. Class A	4,050	57,632
GameStop Corp. Class A (b)	8,329	174,909
Hibbett Sports, Inc. (a)	267	15,873
Hot Topic, Inc.	12,290	106,923
HSN, Inc.	356	17,462
Insight Enterprises, Inc. (a)	1,470	25,696
The Men’s Wearhouse, Inc.	35	1,205
Nu Skin Enterprises, Inc. Class A (b)	1,080	41,936
Papa John’s International, Inc. (a)	2,131	113,817
Pier 1 Imports, Inc.	47,090	882,467
PVH Corp.	11,186	1,048,352
RadioShack Corp. (b)	715	1,702
Red Robin Gourmet Burgers, Inc. (a)	2,660	86,610
Regis Corp.	2,944	54,111
Roundy’s, Inc. (b)	12,070	73,023
Rue21, Inc. (a)	3,210	99,991
Ruth’s Hospitality Group, Inc. (a)	567	3,612
Saks, Inc. (a) (b)	15,643	161,279
Stage Stores, Inc.	2,140	45,068
Staples, Inc. (b)	6,800	78,336
Texas Roadhouse, Inc.	1,430	24,453
Williams-Sonoma, Inc.	2,460	108,166

		8,404,857

Savings & Loans — 1.0%
BankUnited, Inc.	15,849	390,044
Flushing Financial Corp.	1,717	27,129
OceanFirst Financial Corp.	1,594	23,384
Oritani Financial Corp.	20,450	307,772
Washington Federal, Inc.	7,450	124,266

		872,595

Semiconductors — 2.7%
Brooks Automation, Inc.	2,063	16,566
Cabot Microelectronics Corp.	258	9,066
Cypress Semiconductor Corp. (a)	500	5,360
Emulex Corp. (a)	11,670	84,140
Entegris, Inc. (a)	3,139	25,520
GSI Group, Inc. (a)	4,202	37,440
Integrated Silicon Solution, Inc. (a)	3,772	34,929
IXYS Corp. (a)	4,844	48,052
LSI Corp. (a)	10,290	71,104
Magnachip Semiconductor Corp. (a)	2,180	25,724
Semtech Corp. (a)	45,566	1,145,985
Skyworks Solutions, Inc. (a)	34,660	816,763

		2,320,649

Software — 3.0%
Actuate Corp. (a)	10,372	72,915

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Acxiom Corp. (a)	12,925	$236,140
BMC Software, Inc. (a)	600	24,894
Broadridge Financial Solutions, Inc.	6,631	154,701
CSG Systems International, Inc. (a)	6,128	137,819
Deltek, Inc. (a)	1,670	21,743
The Dun & Bradstreet Corp.	143	11,386
Ebix, Inc. (b)	4,688	110,684
EPAM Systems, Inc. (a) (b)	1,820	34,471
Fair Isaac Corp.	374	16,553
Infoblox, Inc. (a) (b)	870	20,227
JDA Software Group, Inc. (a)	548	17,415
ManTech International Corp. Class A	757	18,168
MedAssets, Inc. (a)	9,240	164,472
MSCI, Inc. Class A (a)	38,300	1,370,757
Omnicell, Inc. (a)	6,662	92,602
Parametric Technology Corp. (a)	1,640	35,752
Seachange International, Inc. (a)	1,366	10,723
SYNNEX Corp. (a)	824	26,846

		2,578,268

Telecommunications — 2.7%
Amdocs Ltd.	3,883	128,100
Arris Group, Inc. (a)	11,110	142,097
Aruba Networks, Inc. (a)	47,530	1,068,712
Finisar Corp. (a) (b)	35,674	510,138
Globecomm Systems, Inc. (a)	3,196	35,635
Harris Corp.	1,230	63,001
Neutral Tandem, Inc. (a)	410	3,846
Polycom, Inc. (a)	2,910	28,722
Portugal Telecom SGPS SA Sponsored ADR (Portugal) (b)	7,180	35,613
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	6,204	60,303
USA Mobility, Inc.	7,814	92,752
Vonage Holdings Corp. (a)	55,803	127,231

		2,296,150

Textiles — 0.2%
Cintas Corp.	3,797	157,386
UniFirst Corp.	150	10,018

		167,404

Toys, Games & Hobbies — 0.2%
LeapFrog Enterprises, Inc. (a)	15,630	140,983

Transportation — 2.7%
Celadon Group, Inc.	3,810	61,227
Forward Air Corp.	596	18,124
Genesee & Wyoming, Inc. Class A (a)	8,034	537,153
Hub Group, Inc. Class A (a)	13,352	396,287
Old Dominion Freight Line, Inc. (a)	37,791	1,139,777
Swift Transportation Co. (a)	14,935	128,740
UTI Worldwide, Inc.	2,620	35,291

		2,316,599

	Number of Shares	Value
Water — 0.3%
American States Water Co.	170	$7,553
Aqua America, Inc.	9,752	241,461

		249,014

TOTAL COMMON STOCK (Cost $69,016,963)		85,157,727

TOTAL EQUITIES (Cost $69,016,963)		85,157,727

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (c)	400	4

TOTAL RIGHTS (Cost $0)		4

MUTUAL FUNDS — 7.8%
Diversified Financial — 7.8%
State Street Navigator Securities Lending Prime Portfolio (d)	6,737,891	6,737,891

TOTAL MUTUAL FUNDS (Cost $6,737,891)		6,737,891

TOTAL LONG-TERM INVESTMENTS (Cost $75,754,854)		91,895,622

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$1,588,349	1,588,349

TOTAL SHORT-TERM INVESTMENTS (Cost $1,588,349)		1,588,349

TOTAL INVESTMENTS — 108.0% (Cost $77,343,203) (f)		93,483,971

Other Assets/(Liabilities) — (8.0)%		(6,894,781)

NET ASSETS — 100.0%		$86,589,190

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $6,550,156. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,588,350. Collateralized by U.S. Government Agency obligations with rates ranging from 3.054% – 3.500%, maturity dates ranging from 5/25/41 – 1/01/42, and an aggregate market value, including accrued interest, of $1,621,124.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 93.4%
Agriculture — 1.4%
KT&G Corp.	9,669	$736,062

Apparel — 0.0%
Far Eastern New Century Corp.	13,297	14,957

Automotive & Parts — 1.3%
Hero Honda Motors Ltd.	6,606	234,094
Hyundai Mobis	1,590	442,660

		676,754

Banks — 14.8%
China Construction Bank Corp. Class H	1,737,130	1,200,398
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (a)	35,172	481,857
HDFC Bank Ltd. ADR (India)	29,300	1,101,094
ICICI Bank Ltd.	36,160	726,939
Industrial & Commercial Bank of China	1,941,175	1,141,469
KB Financial Group, Inc.	31,173	1,100,981
Powszechna Kasa Oszczednosci Bank Polski SA	82,694	920,626
Sberbank	364,747	1,070,412

		7,743,776

Beverages — 1.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	2,839	243,898
Grupo Modelo SAB de CV Class C	36,000	324,124

		568,022

Building Materials — 3.1%
Anhui Conch Cement Co. Ltd. Class H	364,000	1,129,790
BBMG Corp.	646,000	493,146

		1,622,936

Chemicals — 3.7%
LG Chem Ltd.	4,708	1,393,171
Ultrapar Participacoes SA	10,800	242,984
Uralkali Sponsored GDR (Russia) (b)	7,676	317,556

		1,953,711

Commercial Services — 0.8%
CCR SA	37,944	343,456
Localiza Rent a Car SA	5,305	93,160

		436,616

Computers — 0.6%
Lenovo Group Ltd.	340,000	281,559
Tata Consultancy Services Ltd.	1,458	35,703

		317,262

	Number of Shares	Value
Diversified Financial — 5.5%
Bolsa Mexicana de Valores SAB de CV	184,900	$382,678
CETIP SA - Mercados Organizados	36,100	473,676
CITIC Securities Co. Ltd.	293,500	515,169
Grupo Financiero Banorte SAB de CV Class O	110,874	626,650
Mega Financial Holding Co. Ltd.	1,124,261	858,769

		2,856,942

Electric — 0.6%
Empresa Nacional de Electricidad SA	180,553	292,706

Electronics — 3.6%
Hon Hai Precision Industry Co. Ltd.	607,691	1,882,050

Engineering & Construction — 3.7%
China Communications Construction Co. Ltd. Class H	422,000	339,675
Hyundai Engineering & Construction Co. Ltd.	9,584	578,313
Larsen & Toubro Ltd.	25,713	775,569
Multiplan Empreendimentos Imobiliarios SA	8,900	262,050

		1,955,607

Health Care – Products — 1.4%
Hengan International Group Co. Ltd.	74,500	703,173

Holding Company – Diversified — 1.5%
Bidvest Group Ltd.	30,649	759,103

Household Products — 0.9%
Kimberly-Clark de Mexico SAB de CV Class A	192,312	459,275

Insurance — 2.5%
Ping An Insurance Group Co. of China Ltd. Class H	174,000	1,310,180

Internet — 3.4%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	3,500	408,870
NHN Corp.	3,138	818,117
Tencent Holdings Ltd.	15,900	540,356

		1,767,343

Iron & Steel — 3.0%
Gerdau SA Sponsored ADR (Brazil) (c)	59,100	562,041
POSCO	3,035	991,250

		1,553,291

Machinery – Construction & Mining — 0.7%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	316,200	356,912

Media — 1.5%
Naspers Ltd.	13,009	805,757

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.6%
African Minerals Ltd. (a)	62,387	$300,324
Yamana Gold, Inc. (c)	1,135	21,690

		322,014

Oil & Gas — 13.8%
CNOOC Ltd.	888,000	1,801,814
Gazprom OAO Sponsored ADR (Russia)	80,817	815,443
Kunlun Energy Co. Ltd	314,000	549,392
NovaTek OAO GDR (Russia) (b)	8,453	999,990
Petroleo Brasileiro SA Sponsored ADR (Brazil)	68,946	1,521,638
Petroleo Brasileiro SA Sponsored ADR (Brazil)	10,723	245,986
Rosneft Oil Co. GDR (Russia) (a) (b)	79,380	533,434
Sasol Ltd.	16,819	749,240

		7,216,937

Real Estate — 2.9%
BR Malls Participacoes SA	27,526	382,221
China Overseas Land & Investment Ltd.	450,000	1,143,655

		1,525,876

Retail — 3.1%
Belle International Holdings Ltd.	435,000	781,311
Dufry Group (a)	3,159	379,004
Golden Eagle Retail Group Ltd.	225,000	440,349

		1,600,664

Semiconductors — 9.6%
Samsung Electronics Co., Ltd.	2,706	3,257,840
SK Hynix, Inc. (a)	13,080	265,638
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	95,561	1,511,775

		5,035,253

Shipbuilding — 0.9%
Hyundai Heavy Industries Co. Ltd.	1,986	445,096

Software — 0.9%
Infosys Ltd. Sponsored ADR (India) (c)	9,938	482,391

Telecommunications — 6.5%
America Movil SAB de CV Sponsored ADR (Mexico)	28,453	723,844
China Mobile Ltd.	85,500	948,051
Mobile TeleSystems Sponsored ADR (Russia)	35,745	626,252
MTN Group Ltd.	56,684	1,091,780

		3,389,927

TOTAL COMMON STOCK (Cost $48,623,220)		48,790,593

	Number of Shares	Value
PREFERRED STOCK — 5.0%
Banks — 2.5%
Banco do Estado do Rio Grande do Sul 5.320%	50,100	$426,057
Itau Unibanco Holding SA 3.820%	58,075	876,317

		1,302,374

Mining — 2.5%
Vale SA Sponsored ADR (Brazil) 6.560%	74,721	1,297,157

TOTAL PREFERRED STOCK (Cost $2,995,840)		2,599,531

TOTAL EQUITIES (Cost $51,619,060)		51,390,124

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)	515,766	515,766

TOTAL MUTUAL FUNDS (Cost $515,766)		515,766

TOTAL LONG-TERM INVESTMENTS (Cost $52,134,826)		51,905,890

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/12, 0.010%, due 10/01/12 (e)	$1,038,653	1,038,653

TOTAL SHORT-TERM INVESTMENTS (Cost $1,038,653)		1,038,653

TOTAL INVESTMENTS — 101.4% (Cost $53,173,479) (f)		52,944,543

Other Assets/(Liabilities) — (1.4)%		(734,414)

NET ASSETS — 100.0%		$52,210,129

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2012, these securities amounted to a value of $1,850,980 or 3.55% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2012, was $503,304. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,038,654. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,063,713.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML China Fund (“China Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small/Mid Cap Equity Fund (“Small/Mid Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Class II	Service Class	Service Class I
Blend Fund	2/3/1984	None	8/15/2008	None
China Fund	None	5/1/2009	None	8/27/2008
Equity Fund	12/31/1973	None	8/15/2008	None
High Yield Fund	None	5/3/2010	None	5/3/2010
Inflation-Protected and Income Fund	8/30/2002	None	8/15/2008	None
Managed Bond Fund	12/16/1981	None	8/15/2008	None
Money Market Fund	12/16/1981	None	Not available	None
Short-Duration Bond Fund	None	5/3/2010	None	5/3/2010
Small/Mid Cap Equity Fund	6/1/1998	None	8/15/2008	None
Strategic Emerging Markets Fund	None	5/1/2009	None	8/27/2008

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Notes to Portfolio of Investments (Unaudited) (Continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2012. The High Yield Fund and Money Market Fund characterized all investments at Level 2, as of September 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$11,544,808	$-	$-	$11,544,808
Communications	43,790,415	-	-	43,790,415
Consumer, Cyclical	29,104,179	-	-	29,104,179
Consumer, Non-cyclical	81,535,810	-	-	81,535,810
Diversified	125,967	-	-	125,967
Energy	40,191,989	-	-	40,191,989
Financial	59,318,687	-	-	59,318,687
Industrial	40,109,340	-	-	40,109,340
Technology	58,437,179	-	-	58,437,179
Utilities	13,026,357	-	-	13,026,357

Total Common Stock	377,184,731	-	-	377,184,731

Preferred Stock
Consumer, Cyclical	-	57	-	57

Total Preferred Stock	-	57	-	57

Total Equities	377,184,731	57	-	377,184,788

Bonds & Notes
Total Corporate Debt	-	75,665,368	-	75,665,368

Total Municipal Obligations	-	1,194,489	-	1,194,489

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund (Continued)
Non-U.S. Government Agency Obligations
Automobile ABS	$-	$704,151	$-	$704,151
Commercial MBS	-	14,503,343	-	14,503,343
Home Equity ABS	-	4,830,583	-	4,830,583
Other ABS	-	3,038,313	1,188,195	4,226,508
Student Loans ABS	-	4,562,254	132,580	4,694,834
WL Collateral CMO	-	2,175,315	-	2,175,315
WL Collateral PAC	-	267,267	-	267,267

Total Non-U.S. Government Agency Obligations	-	30,081,226	1,320,775	31,402,001

Total Sovereign Debt Obligations	-	1,940,465	-	1,940,465

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	304,664	-	304,664
Pass-Through Securities	-	51,755,747	-	51,755,747

Total U.S. Government Agency Obligations and Instrumentalities	-	52,060,411	-	52,060,411

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	48,217,038	-	48,217,038

Total U.S. Treasury Obligations	-	48,217,038	-	48,217,038

Total Bonds & Notes	-	209,158,997	1,320,775	210,479,772

Total Long-Term Investments	377,184,731	209,159,054	1,320,775	587,664,560

Total Short-Term Investments	-	50,235,987	-	50,235,987

Total Investments	$377,184,731	$259,395,041	$1,320,775	$637,900,547

China Fund
Equities
Common Stock
Basic Materials	$-	$510,422	$-	$510,422
Communications	1,070,364	2,625,247	-	3,695,611
Consumer, Cyclical	-	669,077	-	669,077
Consumer, Non-cyclical	60,012	991,444	-	1,051,456
Energy	-	2,702,312	-	2,702,312
Financial	-	6,522,038	-	6,522,038
Industrial	-	3,552,813	-	3,552,813
Technology	-	346,152	-	346,152
Utilities	-	192,852	-	192,852

Total Common Stock	1,130,376	18,112,357	-	19,242,733

Total Equities	1,130,376	18,112,357	-	19,242,733

Total Mutual Funds	130,680	-	-	130,680

Total Long-Term Investments	1,261,056	18,112,357	-	19,373,413

Total Short-Term Investments	-	215,989	-	215,989

Total Investments	$1,261,056	$18,328,346	$-	$19,589,402

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Inflation-Protected and Income Fund
Bonds & Notes
Total Corporate Debt	$-	$9,371,986	$-	$9,371,986

Total Municipal Obligations	-	869,913	-	869,913

Non-U.S. Government Agency Obligations
Automobile ABS	-	31,209,138	-	31,209,138
Commercial MBS	-	2,967,030	-	2,967,030
Credit Card ABS	-	1,101,534	-	1,101,534
Home Equity ABS	-	6,311,732	-	6,311,732
Other ABS	-	20,679,922	1,317,120	21,997,042
Student Loans ABS	-	41,494,896	-	41,494,896
WL Collateral CMO	-	1,647,883	-	1,647,883
WL Collateral PAC	-	502,932	-	502,932

Total Non-U.S. Government Agency Obligations	-	105,915,067	1,317,120	107,232,187

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	2,257,057	-	2,257,057

Total U.S. Government Agency Obligations and Instrumentalities	-	2,257,057	-	2,257,057

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	421,007,206	-	421,007,206

Total U.S. Treasury Obligations	-	421,007,206	-	421,007,206

Total Bonds & Notes	-	539,421,229	1,317,120	540,738,349

Total Long-Term Investments	-	539,421,229	1,317,120	540,738,349

Total Short-Term Investments	-	232,147,687	-	232,147,687

Total Investments	$-	$771,568,916	$1,317,120	$772,886,036

Managed Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$383,610,872	$-	$383,610,872

Total Municipal Obligations	-	5,512,389	-	5,512,389

Non-U.S. Government Agency Obligations
Automobile ABS	-	3,638,128	-	3,638,128
Commercial MBS	-	74,479,450	-	74,479,450
Home Equity ABS	-	27,929,755	-	27,929,755
Other ABS	-	20,820,084	3,051,832	23,871,916
Student Loans ABS	-	22,647,905	563,465	23,211,370
WL Collateral CMO	-	6,244,078	-	6,244,078
WL Collateral PAC	-	996,467	-	996,467

Total Non-U.S. Government Agency Obligations	-	156,755,867	3,615,297	160,371,164

Total Sovereign Debt Obligations	-	10,458,729	-	10,458,729

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$386,905	$-	$386,905
Pass-Through Securities	-	258,502,893	-	258,502,893

Total U.S. Government Agency Obligations and Instrumentalities	-	258,889,798	-	258,889,798

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	283,618,646	-	283,618,646

Total U.S. Treasury Obligations	-	283,618,646	-	283,618,646

Total Bonds & Notes	-	1,098,846,301	3,615,297	1,102,461,598

Total Long-Term Investments	-	1,098,846,301	3,615,297	1,102,461,598

Total Short-Term Investments	-	10,752,325	-	10,752,325

Total Investments	$-	$1,109,598,626	$3,615,297	$1,113,213,923

Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$63,056,313	$-	$63,056,313

Total Municipal Obligations	-	1,416,788	-	1,416,788

Non-U.S. Government Agency Obligations
Automobile ABS	-	7,387,376	-	7,387,376
Commercial MBS	-	11,938,306	-	11,938,306
Home Equity ABS	-	4,729,975	-	4,729,975
Manufactured Housing ABS	-	123,817	-	123,817
Other ABS	-	6,763,396	546,518	7,309,914
Student Loans ABS	-	10,383,760	-	10,383,760
WL Collateral CMO	-	1,268,124	-	1,268,124
WL Collateral PAC	-	233,180	-	233,180

Total Non-U.S. Government Agency Obligations	-	42,827,934	546,518	43,374,452

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	73,215	-	73,215
Pass-Through Securities	-	7,283,463	-	7,283,463

Total U.S. Government Agency Obligations and Instrumentalities	-	7,356,678	-	7,356,678

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	8,001,530	-	8,001,530

Total U.S. Treasury Obligations	-	8,001,530	-	8,001,530

Total Bonds & Notes	-	122,659,243	546,518	123,205,761

Total Long-Term Investments	-	122,659,243	546,518	123,205,761

Total Short-Term Investments	-	60,928,106	-	60,928,106

Total Investments	$-	$183,587,349	$546,518	$184,133,867

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Small/Mid Cap Equity Fund
Equities
Common Stock
Basic Materials	$3,238,761	$-	$-		$3,238,761
Communications	4,559,309	60,303	-		4,619,612
Consumer, Cyclical	13,619,449	-	-		13,619,449
Consumer, Non-cyclical	17,023,427	-	-		17,023,427
Diversified	23,520	-	-		23,520
Energy	4,573,328	-	-	+	4,573,328
Financial	16,595,060	-	-		16,595,060
Industrial	13,512,570	-	-		13,512,570
Technology	9,839,105	-	-		9,839,105
Utilities	2,112,895	-	-		2,112,895

Total Common Stock	85,097,424	60,303	-		85,157,727

Total Equities	85,097,424	60,303	-		85,157,727

Rights
Consumer, Non-cyclical	-	-	4		4

Total Rights	-	-	4		4

Total Mutual Funds	6,737,891	-	-		6,737,891

Total Long-Term Investments	91,835,315	60,303	4		91,895,622

Total Short-Term Investments	-	1,588,349	-		1,588,349

Total Investments	$91,835,315	$1,648,652	$4		$93,483,971

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$583,731	$3,245,285	$-		$3,829,016
Communications	1,758,966	4,204,061	-		5,963,027
Consumer, Cyclical	-	2,292,376	-		2,292,376
Consumer, Non-cyclical	1,027,297	1,875,852	-		2,903,149
Diversified	-	759,103	-		759,103
Energy	3,301,048	3,915,889	-		7,216,937
Financial	2,592,278	10,844,495	-		13,436,773
Industrial	-	6,262,601	-		6,262,601
Technology	1,994,166	3,840,739	-		5,834,905
Utilities	292,706	-	-		292,706

Total Common Stock	11,550,192	37,240,401	-		48,790,593

Preferred Stock
Basic Materials	1,297,157	-	-		1,297,157
Financial	-	1,302,374	-		1,302,374

Total Preferred Stock	1,297,157	1,302,374	-		2,599,531

Total Equities	12,847,349	38,542,775	-		51,390,124

Total Mutual Funds	515,766	-	-		515,766

Total Long-Term Investments	13,363,115	38,542,775	-		51,905,890

Total Short-Term Investments	-	1,038,653	-		1,038,653

Total Investments	$13,363,115	$39,581,428	$-		$52,944,543

+	Represents security at $0 value as of September 30, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Interest Rate Risk	$24,579	$-	$-	$24,579
Swap Agreements
Credit Risk	-	205,572	-	205,572
Managed Bond Fund
Futures Contracts
Interest Rate Risk	133,230	-	-	133,230
Swap Agreements
Credit Risk	-	1,000,423	-	1,000,423
Short-Duration Bond Fund
Swap Agreements
Credit Risk	-	156,460	-	156,460

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Swap Agreements
Credit Risk	$-	$(30,228)	$-	$(30,228)
Managed Bond Fund
Swap Agreements
Credit Risk	-	(184,958)	-	(184,958)
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	(127,570)	-	-	(127,570)
Swap Agreements
Credit Risk	-	(31,073)	-	(31,073)

The reverse repurchase agreements for the Inflation-Protected and Income Fund approximate fair value, which would be categorized at Level 2, as of September 30, 2012. The investments purchased on a when-issued basis for the Blend Fund, High Yield Fund, Managed Bond Fund, and Short-Duration Bond Fund approximates fair value, which would be categorized at Level 2, as of September 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Small/Mid Cap Equity Fund	$-	$136,501	$(136,501)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/12
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$563,065	$-	$-	$223,820	$-		$-	$-	$-	$786,885	†	$223,820
Other ABS	-	-	-	(643)	401,953		-	-	-	401,310		(643)
Student Loans ABS	123,740	-	-	8,840	-		-	-	-	132,580		8,840

	$686,805	$-	$-	$232,017	$401,953		$-	$-	$-	$1,320,775		$232,017

Inflation-Protected and Income Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$-	$-	$-	$(17,955)	$1,335,075		$-	$-	$-	$1,317,120		$(17,955)

Managed Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$696,422	$-	$-	$276,830	$-		$-	$-	$-	$973,252	†	$276,830
Other ABS	-	-	-	(7,076)	2,085,656		-	-	-	2,078,580		(7,076)
Student Loans ABS	525,895	-	-	37,570	-		-	-	-	563,465		37,570

	$1,222,317	$-	$-	$307,324	$2,085,656		$-	$-	$-	$3,615,297		$307,324

Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$133,357	$-	$-	$53,011	$-		$-	$-	$-	$186,368	†	$53,011
Other ABS	-	-	-	(85)	360,235		-	-	-	360,150		(85)

	$133,357	$-	$-	$52,926	$360,235		$-	$-	$-	$546,518		$52,926

Small/Mid Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Industrial	$2,629	$-	$(33,846)	$34,666	$-		$(3,449)	$-	$-	$-		$-
Energy	-	-	-	-	-	**	-	-	-	-	**	-
Rights
Consumer, Non-cyclical	4	-	-	-	-		-	-	-	4		-

	$2,633	$-	$(33,846)	$34,666	$-		$(3,449)	$-	$-	$4		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of September 30, 2012.
†	Represents an illiquid 144A security or restricted security in a non-public entity and valued by a broker quote or vendor price.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds had no transfers in or out of Level 3 of the fair value hierarchy at September 30, 2012.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund	Short-Duration Bond Fund	Small/Mid Cap Equity Fund
Futures Contracts*
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Substitution for Direct Investment	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Income	M	M	A
Substitution for Direct Investment	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	A

Rights and Warrants
Result of a Corporate Action				A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

At September 30, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts	$-	$-	$24,579	$24,579
Swap Agreements	205,572	-	-	205,572

Total Value	$205,572	$-	$24,579	$230,151

Liability Derivatives
Swap Agreements	$(30,228)	$-	$-	$(30,228)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	80	80
Swap Agreements	$16,259,705	$-	$-	$16,259,705

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Interest Rate Risk	Total

Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$133,230	$133,230
Swap Agreements	1,000,423	-	-	1,000,423

Total Value	$1,000,423	$-	$133,230	$1,133,653

Liability Derivatives
Swap Agreements	$(184,958)	$-	$-	$(184,958)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	436	436
Swap Agreements	$86,102,942	$-	$-	$86,102,942

Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$156,460	$-	$-	$156,460

Liability Derivatives
Futures Contracts	$-	$-	$(127,570)	$(127,570)
Swap Agreements	(31,073)	-	-	(31,073)

Total Value	$(31,073)	$-	$(127,570)	$(158,643)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	163	163
Swap Agreements	$13,842,118	$-	$-	$13,842,118

Small/Mid Cap Equity Fund
Asset Derivatives
Rights	$-	$4	$-	$4

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	400	-	400

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for rights at September 30, 2012.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2012, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
13	U.S. Treasury Note 10 Year	12/19/12	$1,735,297	$13,013
59	U.S. Treasury Note 2 Year	12/31/12	13,011,344	7,158
8	U.S. Treasury Note 5 Year	12/31/12	997,062	4,408

				$24,579

Managed Bond Fund
BUYS
187	U.S. Treasury Note 5 Year	12/31/12	$23,306,336	$103,022
249	U.S. Treasury Note 2 Year	12/31/12	54,912,281	30,208

				$133,230

Short-Duration Bond Fund
SELLS
82	U.S. Treasury Note 10 Year	12/19/12	$(10,945,718)	$(82,640)
81	U.S. Treasury Note 5 Year	12/31/12	(10,095,258)	(44,930)

				$(127,570)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to

Notes to Portfolio of Investments (Unaudited) (Continued)

receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps
$2,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(31,451)	$21,727	$(9,724)

775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	4,705	-	4,705

4,850,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(27,359)	6,855	(20,504)
263,867	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(12,772)	19,131	6,359
298,717	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(8,484)	15,683	7,199

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund* (Continued)
Credit Default Swaps (Continued)
$1,095,296	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	$(36,586)	$62,983	$26,397
497,862	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(24,098)	36,096	11,998
1,837,110	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(133,358)	177,632	44,274
363,439	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(14,865)	23,624	8,759
443,595	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(16,110)	26,801	10,691
398,289	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(9,320)	18,919	9,599
846,365	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(21,923)	42,321	20,398
2,290,165	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(70,772)	125,965	55,193

							(375,647)	556,010	180,363

Managed Bond Fund**
Credit Default Swaps
24,500,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(335,019)	$231,442	$(103,577)

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	6,830	-	6,830

19,250,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(108,591)	27,210	(81,381)
2,937,385	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(222,948)	293,738	70,790
5,705,497	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(414,169)	551,671	137,502
4,182,040	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(171,045)	271,833	100,788
1,394,013	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(50,626)	84,222	33,596
4,580,329	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(221,701)	332,087	110,386
5,501,374	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(156,254)	288,837	132,583
5,501,374	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(183,761)	316,344	132,583
2,091,020	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(101,211)	151,605	50,394
4,555,436	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(106,597)	216,383	109,786
4,779,474	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(147,699)	262,884	115,185

							(1,884,602)	2,796,814	912,212

Short-Duration Bond Fund***
Credit Default Swaps
2,350,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(32,134)	$22,199	$(9,935)
5,000,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(27,899)	6,761	(21,138)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*** (Continued)
Credit Default Swaps (Continued)
$2,489,309	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1†	$(114,266)	$174,259	$59,993
2,489,309	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1†	(83,150)	143,142	59,992
1,513,500	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1†	(5,146)	41,621	36,475

							(262,595)	387,982	125,387

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $110,000 in cash at September 30, 2012.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $972,000 in cash at September 30, 2012.
***	Collateral for swap agreements received from Barclays Bank PLC amounted to $240,000 in cash at September 30, 2012.
†	Payment is based on a percentage of the Index.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2012:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 7/13/12, 0.260%, to be repurchased on demand until 10/10/12 at value plus accrued interest.	$15,344,000
Agreement with Banque Paribas, dated 9/05/12, 0.260%, to be repurchased on demand until 12/05/12 at value plus accrued interest.	13,886,000
Agreement with Banque Paribas, dated 9/13/12, 0.260%, to be repurchased on demand until 12/05/12 at value plus accrued interest.	11,851,000
Agreement with Barclays Bank PLC, dated 9/12/12, 0.270%, to be repurchased on demand until 12/13/12 at value plus accrued interest.	4,790,312
Agreement with Barclays Bank PLC, dated 9/19/12, 0.270%, to be repurchased on demand until 12/19/12 at value plus accrued interest.	16,805,625
Agreement with Daiwa Securities, dated 8/30/12, 0.290%, to be repurchased on demand until 11/29/12 at value plus accrued interest.	8,592,500
Agreement with Deutsche Bank AG, dated 7/11/12, 0.290%, to be repurchased on demand until 10/11/12 at value plus accrued interest.	26,377,888
Agreement with Deutsche Bank AG, dated 7/25/12, 0.260%, to be repurchased on demand until 10/25/12 at value plus accrued interest.	9,662,062
Agreement with Deutsche Bank AG, dated 8/29/12, 0.260%, to be repurchased on demand until 11/28/12 at value plus accrued interest.	4,728,755

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (continued)
Agreement with Deutsche Bank AG, dated 9/07/12, 0.270%, to be repurchased on demand until 12/07/12 at value plus accrued interest.	$13,990,358
Agreement with Goldman Sachs & Co., dated 7/25/12, 0.270%, to be repurchased on demand until 10/25/12 at value plus accrued interest.	68,911,469
Agreement with Goldman Sachs & Co., dated 9/07/12, 0.270%, to be repurchased on demand until 12/07/12 at value plus accrued interest.	8,304,598
Agreement with Goldman Sachs & Co., dated 9/12/12, 0.250%, to be repurchased on demand until 12/11/12 at value plus accrued interest.	15,817,267
Agreement with Goldman Sachs & Co., dated 9/17/12, 0.270%, to be repurchased on demand until 12/18/12 at value plus accrued interest.	12,490,099
Agreement with HSBC Finance Corp., dated 7/12/12, 0.240%, to be repurchased on demand until 10/12/12 at value plus accrued interest.	3,846,000
Agreement with HSBC Finance Corp., dated 7/24/12, 0.250%, to be repurchased on demand until 10/24/12 at value plus accrued interest.	22,372,000
Agreement with HSBC Finance Corp., dated 8/02/12, 0.230%, to be repurchased on demand until 11/01/12 at value plus accrued interest.	13,771,250
Agreement with HSBC Finance Corp., dated 8/28/12, 0.230%, to be repurchased on demand until 11/28/12 at value plus accrued interest.	3,006,250
Agreement with HSBC Finance Corp., dated 9/12/12, 0.240%, to be repurchased on demand until 12/12/12 at value plus accrued interest.	50,165,000
Agreement with Morgan Stanley & Co., dated 8/17/12, 0.280%, to be repurchased on demand until 11/15/12 at value plus accrued interest.	21,846,101
Agreement with Morgan Stanley & Co., dated 9/12/12, 0.290%, to be repurchased on demand until 12/11/12 at value plus accrued interest.	3,034,547

$349,593,081

Average balance outstanding	$315,009,238
Maximum balance outstanding	$378,979,297
Average interest rate	0.24%
Weighted average maturity	68 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities Lending

The Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small/Mid Cap Equity Fund, and Strategic Emerging Markets Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund, China Fund, Equity Fund, Inflation-Protected and Income Fund, Small/Mid Cap Equity Fund, and Strategic Emerging Markets Fund, respectively, taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Equity Fund, Small/Mid Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$505,925,090	$135,296,425	$(1,320,968)	$133,975,457
China Fund	18,717,194	1,458,998	(586,790)	872,208
Equity Fund	640,861,746	121,310,595	(14,489,059)	106,821,536
High Yield Fund	126,732,055	5,247,455	(1,211,558)	4,035,897
Inflation-Protected and Income Fund	719,258,966	54,332,892	(705,822)	53,627,070
Managed Bond Fund	1,057,638,250	59,897,445	(4,321,772)	55,575,673
Short-Duration Bond Fund	181,556,917	3,174,940	(597,990)	2,576,950
Small/Mid Cap Equity Fund	77,343,203	17,942,286	(1,801,518)	16,140,768
Strategic Emerging Markets Fund	53,173,479	2,767,143	(2,996,079)	(228,936)

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2012, is the same for financial reporting and federal income tax purposes.

4. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Blend Fund and Small/Mid Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in their most recent financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/21/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/21/12